UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02064

PAX WORLD FUNDS SERIES TRUST I
(Exact name of Registrant as specified in charter)

30 Penhallow Street, Suite 400, Portsmouth, NH	03801
(Address of principal executive offices)	(Zip code)

Pax World Management LLC 30 Penhallow Street, Suite 400, Portsmouth, NH 03801 Attn.: Joseph Keefe
(Name and address of agent for service)

Registrant’s telephone number, including area code:	800-767-1729

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2022

Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1.	Reports to Stockholders

PAX LARGE CAP FUND

PAX SMALL CAP FUND

PAX US SUSTAINABLE
ECONOMY FUND

PAX GLOBAL SUSTAINABLE
INFRASTRUCTURE FUND

PAX GLOBAL OPPORTUNITIES
FUND

PAX GLOBAL ENVIRONMENTAL MARKETS FUND

PAX ELLEVATE GLOBAL WOMEN’S LEADERSHIP FUND

PAX INTERNATIONAL SUSTAINABLE ECONOMY FUND

PAX CORE BOND FUND

PAX HIGH YIELD BOND FUND

PAX SUSTAINABLE ALLOCATION
FUND

SEMI-ANNUAL
REPORT

June 30, 2022

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Table of Contents

Glossary of Terms	2
Letter to Shareholders	6
Sustainable Investing Update	10
Portfolio Manager Comments and Highlights	13
Pax Large Cap Fund	13
Pax Small Cap Fund	16
Pax US Sustainable Economy Fund	20
Pax Global Sustainable Infrastructure Fund	24
Pax Global Opportunities Fund	27
Pax Global Environmental Markets Fund	31
Pax Ellevate Global Women’s Leadership Fund	36
Pax International Sustainable Economy Fund	41
Pax Core Bond Fund	46
Pax High Yield Bond Fund	50
Pax Sustainable Allocation Fund	55
Shareholder Expense Examples	59
Schedules of Investments	62
Statements of Assets and Liabilities	112
Statements of Operations	116
Statements of Changes in Net Assets	118
Financial Highlights	124
Notes to Financial Statements	136
Board Approval of Advisory and Sub-Advisory Agreements	159
Account Options and Services	166

For More Information

General Fund Information

800.767.1729

Shareholder Account Information

800.372.7827

Account Inquiries

Pax World
P.O. Box 9824
Providence, RI 02940-8024

Investment Adviser

Impax Asset Management LLC
30 Penhallow Street, Suite 400
Portsmouth, NH 03801

Transfer and Dividend Disbursing Agent

BNY Mellon Investment
Servicing (U.S.) Inc.
P.O. Box 9824
Providence, RI 02940-8024

Custodian

State Street Bank and Trust Company
1 Lincoln Street
Boston, MA 02111

1

Glossary of Terms

Blended Index for the Pax Sustainable Allocation Fund is composed of 60% S&P 500 Index and 40% Bloomberg US Aggregate Bond Index.

Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.

FTSE Environmental Opportunities Index Series measures the performance of global companies that have significant involvement in environmental business activities, including renewable and alternative energy, energy efficiency, water technology, waste and pollution control and food, agriculture and forestry. The FTSE Environmental Opportunities Index Series requires companies to have at least 20% of their business derived from environmental markets and technologies. The FTSE Environmental Opportunities Index Series is published by a joint venture of Impax Asset Management, Ltd. (“Impax”) with FTSE International. Impax is also the sub-adviser to the Pax Global Environmental Markets Fund.

ICE BofA Merrill Lynch U.S. High Yield - Cash Pay - BB-B (Constrained 2%) Index tracks the performance of BB- and B rated fixed income securities publicly issued in the major domestic or Eurobond markets, with total index allocation to an individual issuer limited to 2%.

Impax Global Women’s Leadership Index is a customized market capitalization-weighted index created and licensed by Impax Asset Management (“IAM”) consisting of equity securities of issuers organized or operating in countries around the world that demonstrate a commitment to advancing and empowering women through gender diversity on their boards, in management and through other policies and programs, and an understanding of the potential business advantages associated with greater gender diversity, as rated by the IAM Gender Analytics team, with final approval by the IAM Women’s Index Committee. In addition, the companies comprising the Women’s Index meet certain environmental, social and governance (ESG) or sustainability thresholds, as rated by MSCI ESG Research.

Impax Sustainability Lens is a proprietary tool designed to facilitate a systematic review of the economic opportunities and risks associated with the transition to a more sustainable economy. The tool highlights sub-industries with transition tailwinds and headwinds, assisting the investment team in identifying companies that the Adviser believes present attractive opportunities and lower risks.

Lipper Core Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper Core Bond Funds Index Average. The Lipper Core Bond Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 85% in domestic investment-grade debt issues (rated in the top four grades) with any remaining investment in non-benchmark sectors such as high-yield, global and emerging market debt. These funds maintain dollar-weighted average maturities of five to ten years.

Lipper Global Infrastructure Funds Index tracks the results of the 10 largest mutual funds in the Lipper Global Infrastructure Fund Index Average. The Lipper Global Infrastructure Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest predominantly across energy, industrials, utilities and materials sectors. Funds must contain a diverse mix of listed & liquid equities that reflect companies which engaged in core infrastructure activities. These generally include large geographic projects leading to the construction of energy supplies, utilities, education, health, social and transportation facilities.

Lipper Global Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Global Multi-Cap Core Funds Index Average. The Global Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that, by portfolio

2

practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap core funds typically have average characteristics compared to the MSCI World Index.

Lipper Global Multi-Cap Growth Funds Index tracks the results of funds that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Multi-cap funds typically have 25% to 75% of their assets invested in companies both inside and outside of the U.S. with market capitalizations (on a three-year weighted basis) above 400% of the 75th market capitalization Glossary of Terms 3 percentile of the S&P/Citigroup World Broad Market Index. Multi-cap growth funds typically have an above-average price-to-cash flow ratio, price-to-book ratio, and three-year sales-per-share growth value compared to the S&P/Citigroup BMI. One cannot invest directly in an index.

Lipper High Yield Bond Funds Index tracks the results of the 30 largest mutual funds in the Lipper High Yield Bond Funds Average. The Lipper High Yield Bond Funds Average is a total return performance average of mutual funds tracked by Lipper, Inc. that aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions and tend to invest in lower grade debt issues.

Lipper International Large-Cap Core Funds Index tracks the results of funds that, by portfolio practice, invest at least 75% of their equity assets in companies strictly outside of the U.S. with market capitalizations (on a three-year weighted basis) above Lipper’s international large-cap floor. International large-cap core funds typically have an average price-to-cash flow ratio, price-to-book ratio and three-year sales-per-share growth value compared to the S&P/Citigroup World ex-U.S. BMI.

Lipper Large-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Large Cap Core Funds Index Average. The Lipper Large Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) above Lipper’s USDE large-cap floor. Large-cap core funds have more latitude in the companies in which they invest. These funds typically have average characteristics compared to the S&P 500 Index.

Lipper Multi-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Multi-Cap Core Funds Index Average. The Lipper Multi-Cap Core Funds Index Average is a total return performance average of mutual funds tracked by Lipper, Inc. that invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. These funds typically have average characteristics compared to the S&P SuperComposite 1500 Index.

Lipper Small-Cap Core Funds Index tracks the results of the 30 largest mutual funds in the Lipper Small-Cap Core Funds Average. The Lipper Small-Cap Core Funds Average is a total return performance average of the mutual funds tracked by Lipper, Inc. that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) below Lipper’s USDE small-cap ceiling. Small-cap core funds have more latitude in the companies in which they invest. These funds typically have an average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SmallCap 600 Index.

Morningstar Allocation – 50% to 70% Equity seeks to provide both capital appreciation and income by investing in three major areas: stocks, bonds and cash. These portfolios tend to hold larger positions in stocks than conservative-allocation portfolios. These portfolios typically have 50% to 70% of assets in equities and the remainder in fixed income and cash.

3

Glossary of Terms, continued

MSCI All-Country World Index (“ACWI”) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 48 country indices comprising 23 developed and 25 emerging market country indices. The developed market country indices included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indices included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates.

MSCI EAFE (Europe, Australasia, Far East) Index is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE (Net) Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and United Kingdom.

MSCI EAFE ESG Leaders Index is a free float-adjusted market capitalization weighted index designed to measure the performance of equity securities of issuers organized or operating in developed market countries around the world excluding the U.S. and Canada that have high environmental, social and governance (ESG) ratings relative to their sector and industry group peers, as rated by MSCI ESG Research annually. MSCI ESG Research evaluates companies’ ESG characteristics and derives corresponding ESG scores and ratings. Companies are ranked by ESG score against their sector peers to determine their eligibility for the MSCI ESG indices. MSCI ESG Research identifies the highest-rated companies in each peer group to meet the float-adjusted market capitalization sector targets. The rating system is based on general and industry-specific ESG criteria, assigning ratings on a 7-point scale from AAA (highest) to CCC (lowest).

MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

Russell 1000 Index measures the performance of the 1,000 largest U.S. companies, as measured by market capitalization. It is a subset of the Russell 3000 Index, which measures the largest 3,000 companies. The Russell 1000 Index is comprised of over 90% of the total market capitalization of all listed U.S stocks.

Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 Index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.

The S&P 500 Index is an unmanaged index of large capitalization common stocks.

The S&P Global Infrastructure Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities.

4

Performance for the MSCI ACWI Index, the MSCI EAFE Index, the MSCI EAFE ESG Leaders Index, the MSCI World Index, the S&P Global Infrastructure Index and the Impax Global Women’s Leadership Index are shown “net”, which includes dividend reinvestments after deduction of foreign withholding tax.

Securities Indices above assume reinvestment of all distributions and interest payments, have no policy of sustainable investing and do not take into account brokerage fees or expenses.

Lipper Indices above are not what are typically considered to be an “index” because they track the performance of other mutual funds rather than changes in the value of a group of securities, a securities index or some other traditional economic indicator.

Diversification does not eliminate the risk of experiencing investment losses.

One cannot invest directly in any index.

5

Letter to Shareholders
by Joseph Keefe, President

Dear fellow shareholders,

Over the first six months of 2022, US equity markets rapidly declined, punishing investors across the spectrum. The S&P 500 Index of large cap US stocks delivered a return of -20.0% in the first six months of 2022, its worst first half in more than 50 years. Global equities were down as well, with the MSCI ACWI returning -20.2% and the MSCI World Index of developed market stocks down -20.5% percent, the worst six-month start to a year since 1975.

While bond markets have historically provided shelter during such storms, this has not been the case during the market sell-off of 2022. Through June 30, the Bloomberg US Aggregate Bond Index returned (-10.4) percent, its worst first-half performance since 1976. June inflation was at 9.1%, a 40-year high.

US and global economies have been roiled by a series of setbacks including interest rate hikes to tame inflation, supply chain interruptions, labor shortages, food and energy shortages, war in Europe, Covid-related lockdowns in China and a somewhat bleak geopolitical landscape, all of which have sapped investor confidence.

Seeking to tame inflation, the Federal Reserve has raised interest rates by 1.5 percentage points over the first half of 2022 and is expected to continue implementing rate hikes in the second half of the year, joined by other central banks. As I write in mid-July, the economic consensus seems to be that it will be extremely difficult for the central banks to engineer a soft landing and that a recession appears to be on the near-term horizon. The most optimistic scenario at the moment may simply be that the recession is short-lived.

Impax-managed investment portfolios, including the Pax World Funds, have not escaped the market downturn so it has been a challenging six months for our investors as well. Our investment strategies typically invest in higher quality stocks which have been particularly hard hit during the market downturn. Additionally, the relative performance of Impax-managed portfolios has been negatively affected by a surging energy sector, as most of our portfolios – and each of the Pax World Funds – are fossil fuel-free1.

We continue to believe that our core investment thesis of investing in the transition to a more sustainable economy will play out favorably over the medium- to long-

[1]	For Impax’s definition of “fossil fuel-free”, please refer to our website at https://impaxam.com/investment-philosophy/fossil-fuel-free-investing/

6

term. We believe that businesses and capital markets will be shaped profoundly by global sustainability challenges over the next few decades. Some parts of the global economy, including certain sectors and industries, will face headwinds while others will enjoy tailwinds. Some companies will be well-positioned to benefit from the sustainability transition while laggards that fail to adjust will be left behind. We believe there will be clear investment risks but also enormous investment opportunities. At Impax, we seek to deliver superior risk-adjusted returns by avoiding or mitigating those risks while taking advantage of those opportunities.

We also continue to engage with the companies held in our investment portfolios to improve their environmental, social and governance performance. Last year, Impax undertook 204 company engagements on environmental issues including climate change, pollution and resource depletion; human capital issues such as diversity, equity, inclusion, environmental justice and health and safety; and corporate governance. Some 47% of these engagements resulted in progress and milestones achieved2. We filed shareholder resolutions on racial justice and pay equity. We engaged in public policy advocacy on issues including net zero emissions, greening the financial system, biodiversity loss and human capital management. In voting our proxies, we were pleased that ShareAction’s Voting Matters 2021 report3 ranked Impax 1st out of 65 asset managers on shareholder proposals covering environment, social and executive pay issues.

We no doubt live at a delicate historical moment. Deep political, social and cultural divisions – on issues ranging from guns to abortion to the continued viability of our democracy itself – are playing out in ways that we could never have imagined even a few years ago. We have yet to emerge from a global pandemic after two-and-a-half long years. Extreme weather events spurred by climate change are becoming more frequent, more costly and more lethal. We are witnessing a widespread loss of faith in governmental and other societal institutions that in turn yields a wave of cynicism and distrust.

And yet a delicate historic moment need not be a pessimistic historic moment. Our work at Impax proves that investors can make a difference, that companies can change, that capital markets can deliver improved social and environmental outcomes, and that progress is possible. As investors, and as citizens, there may be no better time than now to remind ourselves that this is the case.

[2]	Positive outcomes are classified as “progress achieved” or “milestone achieved” as assessed by Impax against engagement objectives.

[3]

The report examined how 65 of the world’s largest asset managers voted in 2021 across 146 social and environmental resolutions. ShareAction believes that proxy voting is a core part of an asset manager’s fiduciary duty and a key way in which the sector can influence companies on social and environmental issues. ShareAction is a non-profit working to build a global investment sector that takes responsibility for its impacts on people and planet. They seek to mobilize investors to take action to improve labor standards, tackle the climate crisis, and address pressing global health issues.

7

The road ahead will be fraught with risk and instability, but it will also be brimming with opportunity and promise. The transition to a more sustainable economy – and a more equitable society – will not be easy. All periods of historic transformation are disruptive. Change never comes in a straight line, nor is it inevitable. We must bring it into being.

At Impax, on behalf of our clients and investors, we remain focused on and committed to that important work.

Sincerely,

Joseph F. Keefe

President

Impax Asset Management Group plc includes Impax Asset Management Ltd, Impax Asset Management (AIFM) Ltd., Impax Asset Management Ireland Ltd, Impax Asset Management LLC, and Impax Asset Management (Hong Kong) Limited (together, “Impax”). Impax Asset Management Ltd, Impax Asset Management (AIFM) Ltd and Impax Asset Management LLC are registered as investment advisers with the U.S. Securities and Exchange Commission (“SEC”), pursuant the Investment Advisers Act of 1940 (“Advisers Act”). Registration with the SEC does not imply a certain level of skill or training. Copies of the most recently filed Form ADV for Impax and additional information about registered investment advisers is available through the Investment Adviser Public Disclosure website at www.adviserinfo.sec.gov.

The views, opinions, and forecasts included or expressed herein are as of the date indicated and are subject to change without notice. You should not assume that such information, views and forward-looking statements would remain the same after the date indicated.

The information presented herein is provided for general informational purposes only and is not intended to provide legal, tax, investment, or financial planning advice. It does not constitute an offer, invitation, solicitation, recommendation, or advice to buy or sell any securities, financial instruments, investments; to follow a particular investment strategy; to engage in any other transaction; or to engage Impax to provide investment advisory or other services.

Certain content (including data) contained within may include, or be based on, data obtained from statistical services, company reports or communications, or other third-party sources, that Impax believes are reliable. However, Impax has generally not verified this information where Impax believes the third-party source is reliable and, therefore, there is a risk that information from such third-party sources are inaccurate or incomplete. You should not rely on the information presented here as a basis for investment decisions.

IMPAX is a U.S. registered trademark of Impax Asset Management Group plc.

The S&P 500 Index is an unmanaged index of large capitalization common stocks.

Bloomberg US Aggregate Bond Index is a broad-based index, maintained by Bloomberg L.P. often used to represent investment grade bonds being traded in the United States.

8

The MSCI ACWI (Net) Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 50 country indexes comprising 23 developed and 27 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and United States. The emerging market country indexes included are: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Performance for the MSCI ACWI Index is shown “net,” which includes dividend reinvestments after deduction of foreign withholding tax.

One cannot invest directly in an index.

9

June 30, 2022
Sustainable Investing Update

Senior Vice President for Sustainable Investing Julie Fox Gorte, Ph.D.

“First they ignore you. Then they ridicule you. And then they attack you and want to burn you. And then they build monuments to you.”

Nicholas Klein, 1919

Sustainable investing can now be understood to be in the “attack and burn” phase of Nicholas Klein’s articulation of the journey that pioneers must often endure on the path to acceptance.

After years on the fringes of the financial system, we are delighted that investment strategies that integrate sustainability-related risks and opportunities are in the mainstream. With greater profile inevitably comes scrutiny and criticism, however. While the former is much needed, we believe the latter is often misplaced.

Until recently, many people did not think a worldview that embraces sustainability could be integrated into their financial plans without undermining investment returns. This idea has been thoroughly refuted through numerous financial and academic studies looking at empirical long-term outcomes.

Yet over the past few months, in particular, critics have sought to undermine the integrity of sustainable investing as a concept, levelling broad accusations at the investment community under the banner of ‘greenwashing’. Some of these criticisms, which have even come from former prominent practitioners of sustainable investing in some cases, are legitimate. Not all investors who claim to invest sustainably have been able to convince their clients and regulators of the authenticity of their commitment.

Regulatory authorities are now looking into the appropriate use of sustainability-related terms in the promotion of investment products. The EU has published a taxonomy of terms that define which funds can be classified as ‘sustainable’. The SEC meanwhile has proposed new rules that would compel investors who say they practice sustainable investing to report on how they integrate or employ sustainability criteria in portfolio decisions, engagement and proxy voting.

We believe these proposals and rules are necessary to protect both individual investors and bona fide sustainable investment managers. Those who can demonstrate that they have the tools, resources, people and controls to incorporate sustainability considerations into their portfolio decision-making, and in their engagement and proxy voting activities, should have nothing to worry about.

10

June 30, 2022

There is no single definition of what meets sustainability criteria, because “sustainability” is a term that encompasses dozens of individual factors. But differences of opinion in ratings that encompass numerous factors are nothing new in finance: you won’t find all investors agreeing on what makes a stock good value on financial grounds either. But authentic sustainable investors can articulate how they conceptualize sustainability and what exceeds or falls short of a sustainability threshold. Proxy voting records, which are public in the US (and are published on many investors’ websites, including our own), also attest to investors’ commitment to sustainability. Finally, more investors, including Impax, are transparent about their corporate engagement programs: the issues, the companies, and their accomplishments.

No monuments will be built to those who have been at the vanguard of the sustainable investing movement. But it is vital, for investors as well as for the planet and its people, that the industry’s gradual incorporation of sustainability-related risks and opportunities is a necessary and welcome development in finance. Not only are the challenges facing global society too important to ignore, but they can carry material risks to portfolios that must be understood and navigated.

We believe the opportunities for those who do so successfully could be significant and that the transition to a more sustainable economy will drive enormous changes in the global economy over the coming decades. We will continue to invest in companies and assets that we believe are well positioned to benefit from this transition.

Impax Asset Management Group plc includes Impax Asset Management Ltd, Impax Asset Management (AIFM) Ltd., Impax Asset Management Ireland Ltd, Impax Asset Management LLC, and Impax Asset Management (Hong Kong) Limited (together, “Impax”). Impax Asset Management Ltd, Impax Asset Management (AIFM) Ltd and Impax Asset Management LLC are registered as investment advisers with the U.S. Securities and Exchange Commission (“SEC”), pursuant the Investment Advisers Act of 1940 (“Advisers Act”). Registration with the SEC does not imply a certain level of skill or training. Copies of the most recently filed Form ADV for Impax and additional information about registered investment advisers is available through the Investment Adviser Public Disclosure website at www.adviserinfo.sec.gov.

The views, opinions, and forecasts included or expressed herein are as of the date indicated and are subject to change without notice. You should not assume that such information, views and forward-looking statements would remain the same after the date indicated.

The information presented herein is provided for general informational purposes only and is not intended to provide legal, tax, investment, or financial planning advice. It does not constitute an offer, invitation, solicitation, recommendation, or advice to buy or sell any securities, financial instruments, investments; to follow a particular investment strategy; to engage in any other transaction; or to engage Impax to provide investment advisory or other services.

Certain content (including data) contained within may include, or be based on, data obtained from statistical services, company reports or communications, or other third-party sources, that Impax believes are reliable. However, Impax has generally not verified this information where Impax believes the third-party source is reliable and, therefore, there is a risk that information from such third-party sources are inaccurate or incomplete. You should not rely on the information presented here as a basis for investment decisions.

IMPAX is a U.S. registered trademark of Impax Asset Management Group plc.

Exp: 08/23

11

Performance Information

Commentary The portfolio manager commentaries in this report provide insight from the respective fund managers in an effort to help you examine your fund. The views expressed therein are those of the portfolio managers and are for the period covered by this report. Such commentary does not necessarily represent the views of the Board of Trustees of your fund. The views expressed herein are subject to change at any time based upon market and/or other conditions and Impax Asset Management LLC and the funds disclaim any responsibility to update such views The commentaries should not be relied upon as investment advice.

Historical performance Historical performance can be evaluated in several ways Each fund’s portfolio highlights provide total and average annual total returns. A comparison of this historical data to an appropriate benchmark is also provided. These performance figures include changes in a fund’s share price, plus reinvestment of any dividends (generally income) and any capital gains (generally profits the fund earns when it sells securities that have grown in value). Past performance does not guarantee future results.

The Funds’ distributor, Foreside Financial Services, LLC, is not affiliated with Impax Asset Management LLC or Impax Asset Management, Ltd.

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June 30, 2022
Pax Large Cap Fund

Portfolio Manager Andrew Braun

Portfolio Manager Barbara Browning, CFA

Portfolio Managers’ Comments

How did the Pax Large Cap Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Institutional Class and Investor Class shares of the Fund, respectively, had total returns of -19.68% and -19.79%, compared to -19.96% for the S&P 500 Index and –19.66% for the Lipper Large-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

Positive stock selection was the primary contributor to the Fund’s outperformance during the period, offset slightly by negative sector allocation, which was driven largely by the Fund’s zero weight in the Energy sector. Sectors that contributed to performance were Health Care, Communication Services, and Information Technology, while the Energy, Industrials and Financial sectors detracted from the Fund’s overall relative performance.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The portfolio managers increased exposure to the Communication Services, Materials, and Information Technology sectors during the period, while reducing exposure to Health Care and Real Estate. At the end of the quarter, the Materials sector became the largest overweight sector, and Energy was the most underweight sector.

What portfolio holdings contributed positively to performance?

T-Mobile, Vertex Pharmaceuticals, Bristol-Myers Squibb and Merck were significant contributors to performance in the first half of 2022. T-Mobile has strong recurring revenues and a long history of gaining market share, which we believe should provide management with the flexibility to execute on a significant share repurchase program over the next 36 months. Vertex has seen good results from its dominant position in Cystic Fibrosis (CF) therapy and is developing a strong pipeline for several novel therapies. Bristol-Myers is benefiting from a flight to safety revaluation, and the team has used this relative strength to reduce exposure to the company and diversify into companies with more durable

13

June 30, 2022
Pax Large Cap Fund, continued

revenue characteristics. Merck has also benefited from the rotation into large cap pharmaceuticals. Merck’s diversified revenue base remains attractive, with a leading oncology business, paired with sizeable franchises in Animal Health and Vaccine categories.

What portfolio holdings detracted from performance?

Aptiv, Stanley Black & Decker, Applied Materials, and Trane detracted from performance in the period. Aptiv was weak as supply chain issues and inflation around input costs weighed on global automotive output expectations for the remainder of 2022.

Stanley Black & Decker is well positioned for the move from gas to electric tools, but short-term supply chain challenges and weaker global construction markets have weighed on shares.

Applied Materials saw production shortfalls because of COVID-related supply chain issues, which the company expects to continue in the short term. Long-term demand for semiconductor manufacturing equipment remains strong.

Trane has been weak this year due to supply chain bottlenecks, but the investment team is confident that the company’s long-term leadership positioning as a resource efficiency leader will lead to its continued success.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	Since Inception[1]
Institutional Class[2]	PXLIX	-19.68%	-11.95%	14.04%	13.31%	13.47%
Investor Class[2]	PAXLX	-19.79%	-12.21%	13.74%	13.02%	13.19%
S&P 500 Index		-19.96%	-10.62%	10.60%	11.31%	11.78%
Lipper Large-Cap Core Funds Index		-19.66%	-11.87%	9.01%	9.82%	10.35%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

14

June 30, 2022

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Stocks	97.4%
Cash & Cash Equivalents	2.6%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Microsoft Corp.	6.2%
Apple, Inc.	4.6%
Alphabet, Inc., Class A	3.2%
Merck & Co., Inc.	3.1%
T-Mobile US, Inc.	2.6%
CVS Health Corp.	2.5%
salesforce.com, Inc.	2.4%
Alphabet, Inc., Class C	2.3%
Citizens Financial Group, Inc.	2.2%
Becton Dickinson & Co.	2.2%
Total	31.3%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	26.3%
Health Care	16.1%
Communication Services	10.2%
Industrials	10.2%
Financials	9.4%
Consumer Staples	7.0%
Consumer Discretionary	6.9%
Real Estate	5.0%
Materials	5.0%
Utilities	1.2%
Other assets and liabilities (net)	2.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

15

June 30, 2022
Pax Small Cap Fund

Portfolio Manager Nathan Moser, CFA

Portfolio Manager Diederik Basch

Portfolio Manager Curtis Kim

Portfolio Managers’ Comments

How did the Pax Small Cap Fund (the Fund) perform for the period?

For six-month period ended June 30, 2022, the Investor Class, Class A and Institutional Class shares of the Fund had total returns of –26.14%, -26.15% and -26.04%, respectively, compared to -23.43% for the Russell 2000 Index and –19.21% for the Lipper Small-Cap Core Funds Index.

What factors contributed to the Fund’s performance?

Small Cap stocks sold off in a highly volatile period for asset prices as the short-term prospects for continued economic growth became less likely. Persistent high inflation has led the Federal Reserve to increased base rates, and further rate hikes are anticipated before year end. Oil prices have continued to rise, as have many soft commodities, partly due to the ongoing crisis in Ukraine, and global supply disruptions have also contributed to inflation due to Covid related restrictions in China.

Among the largest detractors to relative performance was the Energy sector due to the Fund’s avoidance of the sector given that it is a fossil fuel-free portfolio. Despite the benchmark holding only a modest weight in Energy, this sector was responsible for more than half of the Fund’s underperformance during the period, as commodity prices surged. Stock selection in Industrials was also challenged as firms with more cyclical growth characteristics saw more weakness in share prices.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

Over the course of the last six months, the portfolio managers have increased exposure to Real Estate and Financials, with offsetting reductions in exposure to Health Care and Industrials. The largest sector overweight is in Financials, and the

16

June 30, 2022

largest sector underweight is in Energy - an outcome of the fossil-fuel-free nature of the portfolio. The investment team continues to focus efforts on underlying stock selection while minimizing outsized sector bets.

What portfolio holdings contributed positively to performance?

Natus Medical is a medical device company that develops, manufactures, and markets screening products. The company’s products identify and monitor common medical disorders that may occur between conception to a baby’s first birthday. On April 18, 2022, Natus announced it was in the process of being acquired by AchiMed at a substantial premium.

Vocera Communications provides instant voice communication solutions. The company offers software applications, hands-free wearable voice-controlled communication badges, smartphones, and other wireless devices to medical facilities worldwide. On June 7, 2022 Stryker announced it was acquiring Vocera at a 27% premium to its preannouncement price.

What portfolio holdings detracted from performance?

AZEK, Inc., the 2nd largest US player in residential composite decking, rail and trim products, declined 63.80% in the period. The company reported solid earnings, but reduced guidance due to some temporary inflationary pressures that we believe will likely abate in 2023. Despite strong results, sentiment has become negative towards companies with exposure to residential construction, as expectations for a more challenging economic environment take shape.

Vertiv Holdings Company, a supplier of thermal and power management products and services for data centers and other end markets, was down 67.08% on a year-to-date basis. The shares sold off sharply in February as the company reported poor Q4 results and issued FY2022 guidance that was well below consensus due to poor execution on price/cost and supply chain constraints. Longer term demand remains solid as Vertiv is the #1 or #2 player in several key markets. The portfolio managers expect that once Vertiv has been able to pass on price increases, margins should improve.

17

June 30, 2022
Pax Small Cap Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXSCX		-26.14%	-22.18%	4.11%	3.83%	8.70%
Class A1,2,4	PXSAX	NAV[3]	-26.15%	-22.18%	4.12%	3.83%	8.70%
		POP	-30.19%	-26.45%	2.18%	2.67%	8.09%
Institutional Class[1]	PXSIX		-26.04%	-21.99%	4.37%	4.10%	8.98%
Russell 2000 Index			-23.43%	-25.20%	4.21%	5.17%	9.35%
Lipper Small-Cap Core Funds Index			-19.21%	-16.24%	6.30%	6.42%	9.91%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 10-year period; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	1.7%
U.S. Stocks	95.8%
Cash & Cash Equivalents	2.5%
Total	100.0%

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June 30, 2022

Top Ten Holdings

Company	Percent of Net Assets
Victory Capital Holdings, Inc., Class A	4.0%
Healthcare Realty Trust, Inc., REIT	3.9%
Independent Bank Corp.	3.4%
Brightsphere Investment Group, Inc.	3.1%
HomeTrust Bancshares, Inc.	3.1%
Graphic Packaging Holding Co.	2.9%
Ligand Pharmaceuticals, Inc.	2.8%
Pacira BioSciences, Inc.	2.7%
Voya Financial, Inc.	2.5%
Rayonier, Inc., REIT	2.3%
Total	30.7%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	20.7%
Health Care	18.1%
Information Technology	14.2%
Industrials	12.9%
Real Estate	9.9%
Consumer Discretionary	8.9%
Consumer Staples	4.8%
Materials	4.7%
Communication Services	3.2%
Other assets and liabilities (net)	2.6%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

19

June 30, 2022
Pax US Sustainable Economy Fund

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

Portfolio Managers’ Comments

How did the Pax US Sustainable Economy Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Pax US Sustainable Economy Fund’s Investor Class, Class A, and Institutional Class shares had total returns of -19.88%, -19.88% and -19.76%, respectively, compared to -20.94% for the Russell 1000 Index and –20.35% for the Lipper Multi-Cap Core Funds Index.

What is the investment objective and strategy of the Fund?

The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund uses a systematic strategy to invest in US companies that we believe are positioned to benefit from the transition to a more sustainable economy.

What contributed positively/negatively to performance?

The Fund harvests three systematic exposures which we believe drive returns in the transition to a more sustainable economy: the Impax Sustainability Lens (“the Lens”), The Impax Systematic ESG Rating, and Smart CarbonTM.

Sustainability Lens

We believe the Lens is a central tool to guide the Fund to identify sub-industries that will benefit from the transition to a more sustainable economy over the long-term. Over the reporting period, exposure to the Lens has been a headwind, as High Opportunity/Low-Risk areas of the market underperformed High-Risk/Low-Opportunity areas of the market by roughly 17%. High-Risk industries related to oil and gas delivered strong performance over most of the reporting period as inflation and the conflict in Ukraine were headline issues, but their outperformance tempered as market participants shifted their attention to the risk of an economic slowdown. The negative performance of the Lens was offset by positive stock selection driven by higher rated ESG companies.

20

June 30, 2022

Pharmaceuticals, a High Opportunity industry as identified by the Lens, saw positive returns in the last few months of the period led by what we identify as leaders Bristol-Myers Squibb and Eli Lilly. In addition, the Fund benefited from the Lens-driven underweights to areas of the market that posted weaker returns, such as like Internet & Direct Retail Marketing, Automobile Manufacturing and Movies & Entertainment.

ESG Rating

We believe that stocks with low ESG ratings, as determined by the Impax Systematic ESG Rating, tend to have higher volatility ratings and lower risk-adjusted returns over time. As a result, we believe that securities with high ESG ratings will be better positioned to benefit from the transition to a more sustainable economy than the broad index.

The Fund’s overall positioning towards securities with higher ESG ratings has been a key driver of excess return this year as securities with ESG scores ranked in the top half of the investment universe have outperformed higher risk securities with lower ESG scores. There were a few standout performers with high ESG ratings, including Bristol-Myers Squibb, Metlife and Verizon. In addition, avoiding or underweighting what we identify as laggards, such as Meta Platforms, Tesla and Twilio added to the Fund’s performance.

SmartCarbonTM Attribution

Not owning traditional Energy companies has been a consistent headwind to the Fund in 2022, although this detractor was less prevalent in the second quarter. The Fund’s SmartCarbonTM framework, which replaces the traditional energy exposure with companies that are focused on reducing energy consumption through energy efficient solutions, also detracted from performance. The Information Technology and Industrials sectors, which contain many of our energy efficiency names, were broadly challenged during the reporting period as growth and cyclical exposure was punished.

21

June 30, 2022
Pax US Sustainable Economy Fund, continued
Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXWGX		-19.88%	-10.52%	9.17%	10.01%	11.48%
Class A1,2,4	PXGAX	NAV[3]	-19.88%	-10.55%	9.15%	10.01%	11.48%
		POP	-24.30%	-15.47%	7.11%	8.78%	10.85%
Institutional Class[1]	PWGIX		-19.76%	-10.29%	9.43%	10.28%	11.76%
Russell 1000 Index			-20.94%	-13.04%	10.17%	11.00%	12.82%
Lipper Multi-Cap Core Funds Index			-20.35%	-14.04%	9.21%	9.53%	11.56%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser waived a portion of its fees and assumed certain expenses during all periods shown; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
Foreign Stocks	0.5%
U.S. Stocks	98.4%
Cash & Cash Equivalents	1.1%
Total	100.0%

22

June 30, 2022

Top Ten Holdings

Company	Percent of Net Assets
Apple, Inc.	5.7%
Microsoft Corp.	4.9%
Alphabet, Inc., Class A	3.0%
Johnson & Johnson	2.3%
NVIDIA Corp.	2.1%
Texas Instruments, Inc.	1.9%
Bristol-Myers Squibb Co.	1.9%
Verizon Communications, Inc.	1.8%
Waste Management, Inc.	1.8%
MetLife, Inc.	1.7%
Total	27.1%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	30.6%
Health Care	15.8%
Financials	11.7%
Industrials	9.0%
Communication Services	7.6%
Consumer Staples	7.2%
Consumer Discretionary	6.3%
Real Estate	4.7%
Materials	4.2%
Utilities	1.7%
Other assets and liabilities (net)	1.2%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

23

June 30, 2022
Pax Global Sustainable Infrastructure Fund

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

Portfolio Managers’ Comments

How did the Pax Global Sustainable Infrastructure (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Fund’s Institutional Class and Investor Class shares had total returns of -13.09% and -13.15%, respectively, compared to -0.94% for the Fund’s primary benchmark, the S&P Global Infrastructure Index and –5.42% for the Lipper Global Infrastructure Index. Most of this underperformance came during the first quarter when traditional oil & gas companies dramatically outperformed the rest of the market. However, both the Fund and its primary benchmark significantly outperformed broad global equities as measured by the MSCI ACWI (Net) Index, which was down -20% for the same period, demonstrating, in our view, the diversification benefits provided by public equity infrastructure investments.

What is the investment objective of the Fund?

The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund uses a systematic process to construct a portfolio of companies that Impax believes are providing the infrastructure driving the transition to a more sustainable economy. The portfolio has significant weight in companies providing vital resources in a sustainable fashion, including those we classify as New Energy (renewable energy generation, more efficient energy use and distribution) as well as Water Infrastructure. The Fund also invests in Social and Economic Infrastructure that is essential to meeting basic needs (e.g., education, health care) and enhancing the collection, transmission and processing of information.

What contributed positively to performance?

The Fund’s higher quality profile, driven by its investment process, added to relative results, as higher quality companies outperformed during the first six months of 2022. Avoiding traditional transportation and utility names also contributed modestly to performance during this period, with benefits coming from avoiding names like Aena, Auckland Airport, Fraport AG and Flughafen Zurich.

24

June 30, 2022

In the second quarter, the Fund received strong relative results from its diversifying Communications & Data holdings, driven particularly by Telecomm holdings.

What detracted from performance?

Given the macro environment, the Fund’s focus on sustainable infrastructure lagged traditional infrastructure. Holdings within our sustainable universe: New Energy, Water, Sustainable Mass Transport and Renewable Utility companies trailed their traditional infrastructure counterparts, creating the Fund’s largest headwind. Not owning traditional energy names, particularly those within North America, such as Cheniere Energy, Williams Companies and Enbridge Inc, represented large individual contributors to the Fund’s underperformance relative to the benchmark.

New Energy broadly underperformed Traditional Energy companies, however Schneider Electric and Taiwan Semiconductor were among the largest detractors in this space. Similarly, Fund holdings in Water Utilities, such as Veolia, and Renewable Utilities, such as Meridian Energy, Ltd. trailed Traditional Utilities.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Year	5 Year	Since Inception[1]
Institutional Class[2]	PXDIX	-13.09%	-10.21%	7.65%	9.02%	9.25%
Investor Class[2]	PAXDX	-13.15%	-10.44%	7.40%	8.74%	8.97%
S&P Global Infrastructure Index		-0.94%	4.77%	2.69%	3.93%	6.07%
Lipper Global Infrastructure Index		-5.42%	0.96%	4.11%	5.34%	7.64%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

The Fund’s investment adviser waived a portion of its fee during all periods shown; total returns would have been lower had these waivers not taken place. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

25

June 30, 2022
Pax Global Sustainable Infrastructure Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
Foreign Stocks	61.3%
U.S. Stocks	37.8%
Cash & Cash Equivalents	0.9%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Waste Management, Inc.	2.6%
Iberdrola SA	2.4%
Enel SpA	2.0%
Verizon Communications, Inc.	1.8%
AT&T, Inc.	1.7%
Union Pacific Corp.	1.7%
American Water Works Co., Inc.	1.6%
Schneider Electric SE	1.6%
Edison International	1.6%
Canadian Pacific Railway, Ltd.	1.5%
Total	18.5%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Utilities	28.8%
Industrials	26.1%
Communication Services	21.7%
Real Estate	8.9%
Information Technology	7.3%
Health Care	4.9%
Materials	0.6%
Consumer Staples	0.4%
Closed-End Investment Company	0.0%*
Other assets and liabilities (net)	1.3%
Total	100.0%

*	Rounds to less than 0.05%

May include companies representing multiple industries within a single “Sector”.

26

June 30, 2022
Pax Global Opportunities Fund

Portfolio Manager Kirsteen Morrison

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

Portfolio Managers’ Comments

How did the Pax Global Opportunities Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Investor Class and Institutional Class shares of the Fund, respectively, had total returns of -23.52 and -23.40%, compared to -20.18% for the MSCI ACWI (Net) Index and –29.66% for the Lipper Global Multi-Cap Growth Funds Index.

What factors contributed to the Fund’s performance?

Year-to-date, global stock markets have fallen as investors adjusted to the end of quantitative easing, persistent inflation, heighted geo-political tensions and a slower outlook for global growth. During this period, the Fund has underperformed versus the MSCI ACWI (Net) Index, as the steepening yield curve and the sharp upward move in oil and commodity prices led to a dramatic rotation out of quality and growth and into more value-oriented sectors such as Energy, a sector where the Fund has no exposure, due to its fossil fuel-free approach. Stock selection has been the largest detractor - names which performed well last year in Health Care, Materials, and Industrials have been de-rated. On the positive side, stock selection in Information Technology and Communication Services was positive. The sector allocation effect was slightly positive; the lack of exposure to Energy was offset by positives from the underweight to Consumer Discretionary and overweight to the Health Care sector. Currency effects were a headwind to performance. The Fund remains focused on holdings with strong margins and capital returns, and importantly, balance sheets that are better placed to navigate inflationary challenges, supply disruptions and slowing economic momentum.

27

June 30, 2022
Pax Global Opportunities Fund, continued

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The market volatility has provided opportunities to resize positions, as well as find attractive entry points for areas of the market the team has been monitoring. The Fund has maintained overweight positions in Health Care, Industrials and Materials and underweight positions in Consumer Discretionary, Energy, and Information Technology.

What portfolio holdings contributed positively to performance relative to the MSCI ACWI?

Stocks with less economic sensitivity, and those supported by good earnings performed better over this period. Vertex Pharmaceuticals (Biotechnology, US), a drug development company, produced strong financial results with an improving outlook for pipeline assets, thus allowing for upgrades to earnings estimates, and an improved competitive outlook for its key cystic fibrosis franchise. AIA (Life & Health Insurance, Hong Kong) has benefitted recently from easing concerns on the negative growth impact from Covid restrictions in China, as mobility in the region has started to recover. The company has delivered solid results relative to peers, with weakness in China offset by growth in Hong Kong and Macau. The company announced a well-received share buy-back earlier in the year, demonstrating the firm’s resilience and balance sheet strength, while management remains focused on key targets such as a mainland China expansion. KDDI Corp (Wireless Telecommunication Services, Japan) shares rose due to the relative defensiveness of the company’s domestic Japanese telecom operations amid global uncertainty and news of a share buy-back. The company produced positive full year earnings and guided for continued growth, supported by its data services platform which includes finance & energy payments services.

What portfolio holdings detracted from performance relative to the MSCI ACWI?

Market rotation away from Covid beneficiaries and supply chain issues were among the biggest headwinds to performance. Evotec (Life Sciences Tools & Services, Germany) suffered from the market rotation away from highly valued growth orientated stocks and news that milestone payments would be less than expected following the decision by partner Bayer AG to return the rights to one of Evotec’s development assets. In addition, the stock was impacted by negative sentiment towards drug discovery stocks in general. The portfolio managers remain comfortable and confident in the operational outlook of the company. Aptiv (Auto Parts & Equipment, US) experienced headwinds due to continuing supply chain

28

June 30, 2022

issues and negative sentiment given its exposure to car manufactures mainly in Europe, which may be impacted by the Ukraine conflict. The portfolio managers regard the company as a key beneficiary of electrification and automation of vehicles and recent results were ahead of expectations, with management reaffirming full year guidance. Keyence (Electronic Equipment & Industrials, Japan) has underperformed as investors continue to reduce exposure to high quality growth companies in the face of rising interest rates, the risk of slower economic growth, and lower capex spending. The company reported strong results in early February, demonstrating that superior supply chain disruption management enabled faster growth than factory automation peers during the period.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Year	Since Inception[1]
Institutional Class[2]	PXGOX	-23.40%	-16.13%	6.13%	8.31%
Investor Class[2]	PAXGX	-23.52%	-16.35%	5.85%	8.08%
MSCI ACWI (Net) Index		-20.18%	-15.75%	6.21%	6.28%
Lipper Global Multi-Cap Growth Funds Index		-29.66%	-28.35%	5.37%	5.70%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is June 27, 2018.

[2]

The Fund’s investment adviser assumed certain expenses during each period shown; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
Foreign Stocks	47.4%
U.S. Stocks	51.3%
Cash & Cash Equivalents	1.3%
Total	100.0%

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June 30, 2022
Pax Global Opportunities Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
AIA Group, Ltd.	4.1%
Microsoft Corp.	4.0%
Linde PLC	3.9%
MasterCard, Inc., Class A	3.6%
Thermo Fisher Scientific, Inc.	3.5%
HDFC Bank, Ltd., ADR	3.4%
IQVIA Holdings, Inc.	3.2%
Koninklijke DSM NV	3.1%
Schneider Electric SE	2.9%
Analog Devices, Inc.	2.9%
Total	34.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	24.5%
Health Care	23.4%
Industrials	16.3%
Financials	13.4%
Materials	9.0%
Consumer Staples	4.2%
Communication Services	2.8%
Real Estate	2.7%
Consumer Discretionary	2.4%
Other assets and liabilities (net)	1.3%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

30

June 30, 2022
Pax Global Environmental Markets Fund

Portfolio Manager Hubert Aarts

Portfolio Manager Sid Jha

Portfolio Manager David Winborne Sub-Adviser Impax Asset Management Ltd.

Portfolio Managers’ Comments

How did the Pax Global Environmental Markets Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Investor Class, Class A, and Institutional Class shares of the Fund, respectively, had total returns of -29.11, -29.09%, and -29.01% compared to -20.18% for the MSCI ACWI (Net) Index and -24.80% for the FTSE Environmental Opportunities Index Series (“FTSE EOAS”).

What factors contributed to the Fund’s performance?

Returns for the Fund declined over the period, as concerns over inflation, rising interest rates and slowing economic growth affected parts of the equity market to which the portfolio is particularly exposed. The Fund’s strategy focuses on companies providing solutions to environmental and sustainability challenges, and these companies often operate in parts of the economy with more cyclical sensitivity, such as Digital Infrastructure and Energy Management & Efficiency. In addition, the market rotation away from companies with quality and growth characteristics led to selling of some holdings that had performed very well in previous periods.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

The team took advantage of the volatility in the markets to exit some positions with lower conviction or stronger performance and buy shares of what we believe are high quality companies at much more attractive valuations. The portfolio marginally reduced its underweight in Consumer Discretionary and moved overweight Information Technology. Industrials, Materials and Utilities remain the active sector exposures, while Financials, Consumer Discretionary, and Consumer Staples remain the largest underweights vs the MSCI ACWI (Net) Index.

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June 30, 2022
Pax Global Environmental Markets Fund, continued

In thematic terms, the portfolio added to Resource Efficiency and Waste Management and Digital Infrastructure, reducing in Sustainable Food, and Water Infrastructure & Technologies. Regional exposure remained consistent, relative to the MSCI ACWI (Net) Index as the portfolio is overweight Europe, and underweight Asia and North America. The portfolio continues to maintain balanced exposure to cyclical and defensive oriented business models, and currently has a slight tilt toward those with more defensive characteristics.

What portfolio holdings contributed positively to performance relative to the MSCI ACWI?

Companies that performed better over the period were better able to manage inflationary pressures or operate in parts of the market that typically behave more defensively during market drawdowns. Republic Services (General Waste Management, US) shares rose due to the durable nature of the waste management industry. The company’s ability to manage inflation and pass higher costs onto customers made this an attractive stock in a volatile market. Westrock (Food Safety & Packaging, US) serves as another example of resilient pricing power, with resulting margin improvement. In addition, investors have responded positively to actions by Westrock’s new management team such as closing lower-returning assets. Pennon (Water Utilities, United Kingdom) reported a solid business update focused on the company’s ability to drive returns by managing financing and spending costs. The water utility also announced additional investment for improving coastal and river water quality.

What portfolio holdings detracted from performance relative to the MSCI ACWI?

The strategy’s exposure to Energy Management & Efficiency detracted, as some companies were de-rated on concerns of lower economic growth. Schneider Electric (Smart & Efficient Grids, Germany) saw its shares de-rated as investors focused on the company’s exposure to Europe and related potential geo-political risks, and its exposure to China, where Covid related restrictions have impacted many companies in the industrial space. The portfolio managers believe Schneider remains well positioned to benefit from increased focus on energy efficiency solutions. Names in Digital Infrastructure were similarly hurt by concerns over the outlook for growth. Ansys (Efficient IT, US), which provides computer-aided design and engineering software solutions, was impacted by deteriorating sentiment despite good earnings. Investors were concerned about a potential slowdown driven by supply chain constraints impacting manufacturing generally, coupled with specific concerns about growth in Europe due to geo-political risks related to the conflict in Ukraine. Geopolitical risks have also affected other

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June 30, 2022

stocks, particularly those exposed more heavily to Europe. GEA (Technology & Logistics, Germany) is a farm technology company supplying equipment into the food processing industry. GEA’s products enable energy efficiency, food waste reduction and production optimization. Despite solid results, the stock sold off with German-listed Industrials peers on geopolitical concerns related to the Russian-Ukraine conflict.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PGRNX		-29.11%	-22.55%	4.94%	5.49%	9.07%
Class A1,2,4	PXEAX	NAV[3]	-29.09%	-22.54%	4.95%	5.48%	9.08%
		POP	-32.98%	-26.81%	3.00%	4.29%	8.46%
Institutional Class[1]	PGINX		-29.01%	-22.35%	5.23%	5.75%	9.36%
MSCI ACWI (Net) Index			-20.18%	-15.75%	6.21%	7.00%	8.76%
FTSE Environmental Opportunities Index Series			-24.80%	-15.30%	11.70%	10.42%	12.12%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s investment adviser assumed certain expenses during the 5-year and 10-year periods; total returns would have been lower had these expenses not been assumed. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 5.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[3]	NAV is Net Asset Value.

[4]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

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Pax Global Environmental Markets Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
Foreign Stocks	39.8%
U.S. Stocks	59.3%
Cash & Cash Equivalents	0.9%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Linde PLC	3.7%
Waste Management, Inc.	3.4%
Agilent Technologies, Inc.	3.3%
Hubbell, Inc.	3.1%
Schneider Electric SE	2.9%
American Water Works Co., Inc.	2.9%
Koninklijke DSM NV	2.8%
GEA Group AG	2.7%
Trane Technologies PLC	2.7%
IDEX Corp.	2.6%
Total	30.1%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Geographical Diversification

Country	Percent of Net Assets
United States	59.2%
France	7.8%
United Kingdom	7.8%
Germany	6.0%
Japan	4.8%
Netherlands	4.1%
Taiwan	3.8%
Denmark	3.6%
Switzerland	1.6%
Hong Kong	0.1%
Other assets and liabilities (net)	1.2%
Total	100.0%

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June 30, 2022

Sector Diversification

Sector	Sub Sector	Percent of Net Assets
	New Energy		22.9%
	Renewable Energy Developers & IPPs	2.3%
	Wind Power Generation Equipment	1.4%
	Smart & Efficient Grids	6.0%
	Industrial Energy Efficiency	10.5%
	Buildings Energy Efficiency	2.7%

	Clean and Efficient Transport		4.4%
	E-Bikes & Bicycles	1.0%
	Advanced Road Vehicles & Devices	3.4%

	Sustainable Food		12.3%
	Organic & Alternative Foods	0.1%
	Technology & Logistics	6.7%
	Food Safety & Packaging	2.7%
	Sustainable Agriculture	2.8%

	Water		17.0%
	Water Distribution & Infrastructure	5.7%
	Water Treatment	6.0%
	Water Utilities	5.3%

	Circular Economy		8.2%
	General Waste Management	5.5%
	Recycled, Recyclable Products & Biomaterials	1.4%
	Resource Circularity & Efficiency	1.3%
	Smart Environment		34.0%
	Environmental R&D & Consultancies	1.9%
	Environmental Testing & Monitoring	9.9%
	Efficient IT	16.2%
	Cloud Computing	6.0%
	Other assets and liabilities (net)	1.2%	1.2%
	Total	100.0%	100.0%

May include companies representing multiple industries within a single “Sector”.

35

June 30, 2022
Pax Ellevate Global Women’s Leadership Fund

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

Portfolio Managers’ Comments

How did the Pax Ellevate Global Women’s Leadership Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Investor Class and Institutional Class shares of the Fund had total returns of -21.97% and -21.89%, respectively, compared to -22.16% for the Impax Global Women’s Leadership Index (Women’s Index), -20.51% for the MSCI World (Net) Index (World Index) and -20.24% for the Lipper Global Multi-Cap Core Funds Index.

Year-to-date, global stock markets have fallen as investors adjusted to the end of quantitative easing, persistent inflation, heightened geo-political tensions and a slower outlook for global growth. During this period, the Fund underperformed versus the World Index as the steepening yield curve and the sharp upward move in oil and commodity prices led to a dramatic rotation out of quality and growth sectors and into more value-oriented sectors such as Energy, a sector where the Fund has no exposure, due to its fossil fuel-free approach.

What is the investment objective of the Fund?

The Fund seeks investment returns that closely correspond to, or exceed the price and yield performance, before fees and expenses, of the Women’s Index. The Fund pursues a systematic strategy, investing in the companies comprising the Women’s Index, the first index of the highest-rated companies in the world for gender-diverse leadership, as rated by the Impax Gender Analytics Team.1

The Fund tilts the portfolio toward Women’s Index companies with the most favorable gender leadership characteristics seeking to capture the increased investment return we believe gender-diverse leadership will deliver over time. The Fund exceeds global markets on key gender characteristics including greater representation of women on boards and in senior management. As of June 30, 2022 women hold 42% of the board seats and 35% of senior management positions in companies in the Fund, compared to 32% and 24%, respectively, within the World Index. In addition, as of June 30, 2022, 97% percent of companies in the Fund have three or more women on the board and 99% have two or more women on the board, compared with 66% and 84%, respectively, for companies in the World Index. 42% of companies in the Fund have

36

June 30, 2022

a woman CEO or CFO, compared with 19% of companies in the World Index. In addition, 53% of companies in the Fund have disclosed pay equity analysis, compared to 31% of companies in the World Index.

What contributed positively and negatively to performance?

During the first six months of the year, the Fund’s lower volatility and higher quality profile, driven by its gender leadership focus, added meaningfully over the reporting period as volatility factors underperformed, and quality factors outperformed. In addition, companies with higher Impax Gender Scores2 outperformed the broader market producing a positive allocation effect during the period, this was offset by security selection within the higher gender score companies.

From a sector perspective, Health Care produced strong relative performance during the reporting period, driven by strong stock specific results and its overweight allocation relative to the benchmark. Within Pharmaceuticals, Johnson & Johnson, Merck, Eli Lilly, AstraZeneca and Bristol-Myer-Squibb were standout performers. In addition, within Communication Services, Omnicom and Verizon outperformed during the first six months of the year, and not owning Meta and Alphabet, companies that underperformed and fall outside of the Fund’s investment universe, helped to contribute to relative performance.

Conversely, the largest relative detractor during the reporting period was the Fund’s avoidance of traditional Energy, which outperformed all other sectors during the reporting period. The Materials sector also detracted during the first half of the year, driven by the underperformance of DSM and Celanese. Additionally, the Fund’s underweight to Metals & Mining companies was a drag on performance as those companies outperformed during the reporting period.

[1]	Impax Gender Analytics, December 31, 2021. The Fund’s investable universe, the Women’s Index, had its annual reconstitution on 12/15/2021.

[2]

The Impax Gender Score broadly seeks to measure a company’s performance on issues related to gender diversity and equality. The Impax Gender Analytics team conducts in-house gender research and assigns the Impax Gender Score, a rating for each company in the MSCI World Index universe, that is based on the following gender leadership criteria: representation of women on boards of directors and in executive management, the hiring, promotion and retention of women, gender pay equity, a company’s ability to proactively issue and/or meet gender goals, or be a signatory to the Women’s Empowerment Principles (a joint initiative of the UN Global Compact and UN Women), as well as a company’s transparency about gender diversity data. These criteria are given different weights, with representation by women on boards and in management receiving the highest weightings. The final gender ranking is calculated by blending the scores over time to capture consistency of gender leadership. Companies are scored from 1-100, and a lower score indicates a higher ranking, with 1 being the highest score and 100 being the lowest score. The Pax Ellevate Global Women’s Leadership Fund is overweighted toward companies with the most favorable gender leadership characteristics. As such, the Impax Gender Score will drive the under and overweight sectoral and regional positions compared to the MSCI World Index. Sectors and regions comprised of constituents with the highest-ranking companies (or

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June 30, 2022
Pax Ellevate Global Women’s Leadership Fund, continued

ones with the lowest gender scores) with the strongest gender profiles will be overweight and conversely, the lowest-ranking companies (or ones with the highest gender scores) with the weakest gender profiles, will be underweight relative to the MSCI World Index.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PXWEX	-21.97%	-18.52%	3.63%	6.16%	8.56%
Institutional Class[1]	PXWIX	-21.89%	-18.35%	3.88%	6.42%	8.84%
Impax Global Women’s Leadership (Net) Index*		-22.16%	-17.80%	4.52%	6.75%	N/A
MSCI World (Net) Index		-20.51%	-14.34%	7.00%	7.67%	9.51%
Lipper Global Multi-Cap Core Funds Index		-20.24%	-17.04%	5.48%	5.80%	8.49%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

*	Inception date of Women’s Index is February 28, 2014.

[1]

On June 4, 2014 the Pax World Global Women’s Equality Fund merged into the Pax Ellevate Global Women’s Leadership Fund (the Fund), pursuant to an Agreement and Plan of Reorganization dated March 4, 2014 (the “Reorganization”). Because the Fund had no investment operations prior to the closing of the Reorganization, Pax World Global Women’s Equality Fund (the “Predecessor Fund”) is treated as the survivor of the Reorganization for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the Fund for periods prior to June 4, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
Foreign Stocks	36.3%
U.S. Stocks	62.3%
Cash & Cash Equivalents	1.4%
Total	100.0%

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June 30, 2022

Top Ten Holdings

Company	Percent of Net Assets
Apple, Inc.	3.9%
Microsoft Corp.	3.5%
Amazon.com, Inc.	3.1%
Procter & Gamble Co., The	2.0%
Coca-Cola Co., The	1.9%
Johnson & Johnson	1.7%
Diageo PLC	1.7%
Schneider Electric SE	1.6%
American Water Works Co., Inc.	1.6%
Wolters Kluwer NV	1.6%
Total	22.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Information Technology	18.5%
Financials	17.5%
Health Care	15.8%
Consumer Discretionary	13.0%
Consumer Staples	11.0%
Industrials	6.2%
Communication Services	6.1%
Materials	5.2%
Utilities	3.8%
Real Estate	1.7%
Other assets and liabilities (net)	1.2%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

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June 30, 2022
Pax Ellevate Global Women’s Leadership Fund, continued
Portfolio Highlights (Unaudited), continued

Geographical Diversification

Country	Percent of Net Assets
United States	62.5%
United Kingdom	7.4%
France	6.8%
Canada	4.2%
Netherlands	3.8%
Australia	3.6%
Norway	2.0%
Spain	2.0%
Germany	1.5%
Switzerland	1.3%
Denmark	1.1%
Sweden	1.1%
Hong Kong	0.4%
Italy	0.3%
Finland	0.2%
Belgium	0.1%
New Zealand	0.1%
Singapore	0.1%
Portugal	0.1%
Israel	0.1%
Japan	0.1%
Other Assets and liabilities (net)	1.2%
Total	100.0%

40

June 30, 2022
Pax International Sustainable Economy Fund

Portfolio Manager Scott LaBreche

Portfolio Manager Christine Cappabianca

Portfolio Managers’ Comments

How did the Pax International Sustainable Economy Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Pax International Sustainable Economy Fund’s Investor Class and Institutional Class shares had total returns of –21.26%, and –21.14%, respectively, compared to -19.57% for the MSCI EAFE (Net) Index (EAFE Index), -21.20% for the MSCI EAFE ESG Leaders (Net) Index and –17.70% for the Lipper International Large-Cap Core Funds Index.

What is the investment objective and strategy of the Fund?

The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund uses a systematic strategy to invest in non-US developed market companies that we believe are positioned to benefit from the transition to a more sustainable economy.

What contributed positively/negatively to performance?

The strategy integrates the Lens, a proprietary tool that helps the investment managers to systematically overweight the portfolio toward sub-industries that we identify as high opportunity in the context of the transition to a more sustainable economy while simultaneously removing exposure to sub-industries classified as low opportunity and high risk. The Fund is also constructed to provide higher exposure to companies with favorable environmental, social and governance (ESG) ratings relative to their sector and industry peers, as determined by MSCI1. Lastly, the strategy is fossil fuel-free, utilizing SmartCarbonTM a proprietary tool that replaces Energy sector holdings with energy efficiency stocks. The Fund’s optimization process applies appropriate constraints at the sector, region, country and security levels to create a diversified portfolio of approximately 200-300 stocks.

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June 30, 2022
Pax International Sustainable Economy Fund, continued

Sustainability Lens

We believe the Lens is a central tool to guide the Fund to identify sub-industries that will benefit from the transition to a more sustainable economy over the long-term. This year, exposure to the Lens has been a headwind, as High-Opportunity/Low-Risk areas of the market underperformed High-Risk/Low-Opportunity areas of the market by roughly 17%. High-Risk industries related to oil and gas delivered strong performance over most of the reporting period as inflation and the conflict in Ukraine were headline issues, but their outperformance tempered as market participants shifted their attention to the risk of an economic slowdown. The negative performance of the Lens was offset by positive stock selection driven by the Impax Systematic ESG Rating.

Pharmaceuticals, a High Opportunity industry as identified by the Lens, saw positive returns in the last few months of the period led by what we identify as leaders Bristol-Myers Squibb and Eli Lilly. In addition, the Fund benefited from the Lens driven underweights to areas of the market that posted weaker returns such as Internet & Direct Retail Marketing, Automobile Manufacturing and Movies & Entertainment.

ESG Rating

We believe that stocks with low ESG ratings, as determined by the MSCI ESG Rating, tend to have higher volatility ratings and lower risk-adjusted returns over time. As a result, we tilt exposure towards securities with high ESG ratings which we believe are better positioned to benefit from the transition to a more sustainable economy than the broad index.

The Fund’s allocation towards securities with higher ESG ratings has been positive this year as securities with MSCI ESG scores in the top tier of the universe (where the portfolio allocated most of its capital) have outperformed what we identify as ESG laggards. There were a few standout performers with high ESG ratings, including Vodaphone Group PLC, Kajima Corporation, and AstraZeneca. In addition, avoiding and underweighting what we identify as ESG laggards, like Shin Etsu Chemical Co Ltd, Shiseido Company Limited, and Hong Kong & China Gas company also added to the Fund’s performance.

SmartCarbonTM Attribution

Not owning traditional Energy companies has been a consistent headwind to the Fund in 2022, although this detractor was less prevalent in the second quarter. The Fund’s SmartCarbonTM framework, which replaces the traditional energy exposure with companies that are focused on reducing energy consumption through energy

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June 30, 2022

efficient solutions, also detracted from performance. Exposure in the Information Technology and Industrials sectors, which play a prevalent role in energy efficiency, were broadly challenged during this period as growth and cyclical exposure was punished.

[1]

MSCI ESG Ratings uses a rules-based methodology designed to measure a company’s resilience to long-term, industry material environmental, social and governance (ESG) risks. Leveraging Artificial Intelligence (AI), machine learning and natural language processing augmented with our 200+ strong team of analysts, MSCI researches and rate companies on a ‘AAA‘ to ‘CCC’ scale according to their exposure to industry-material ESG risks and their ability to manage those risks relative to peers.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Institutional Class[1]	PXNIX	-21.14%	-17.90%	1.65%	2.39%	5.42%
Investor Class[1,2]	PXINX	-21.26%	-18.12%	1.41%	2.12%	5.14%
MSCI EAFE (Net) Index		-19.57%	-17.77%	1.07%	2.20%	5.40%
MSCI EAFE ESG Leaders (Net) Index		-21.20%	-18.30%	1.64%	2.49%	5.77%
Lipper International Large-Cap Core Funds Index		-17.70%	-16.90%	1.40%	1.60%	4.95%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

The Fund’s inception date is January 27, 2011. Prior to March 31, 2021, Pax International Sustainable Economy Fund was known as Pax MSCI EAFE ESG Leaders Index Fund (the “EAFE ESG Index Fund”) and the strategy of the Fund differed from its current strategy. Accordingly, performance of the Fund for periods prior to March 31, 2021 may not be representative of the performance the Fund would have achieved had the Fund been following its current strategy. Effective March 31, 2014, the EAFE ESG Index Fund acquired the assets of Pax World International Fund, a series of Pax World Funds Series Trust I, and of Pax MSCI EAFE ESG Index ETF, a series of Pax World Funds Trust II, pursuant to an Agreement and Plan of Reorganization dated December 13, 2013 (the “Reorganizations”). Because the EAFE ESG Index Fund had no investment operations prior to the closing of the Reorganizations, and based on the similarity of the EAFE ESG Index Fund to Pax MSCI EAFE ESG Index ETF, Pax MSCI EAFE ESG Index ETF (the “Predecessor Fund”) is treated as the survivor of the Reorganizations for accounting and performance reporting purposes. Accordingly, all performance and other information shown for the International Sustainable Economy Fund for periods prior to March 31, 2014 is that of the Predecessor Fund. Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

[2]

Inception of the Investor Class is March 31, 2014. The performance information shown for the Investor Class shares for periods prior to March 31, 2014 includes the performance of the Predecessor Fund. These returns have been adjusted to reflect the expenses allocable to Investor Class.

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June 30, 2022
Pax International Sustainable Economy Fund, continued
Portfolio Highlights (Unaudited), continued

Asset Allocation	Percent of Investments
Foreign Stocks	100.0%
Cash & Cash Equivalents	0.0%
Total	100.0%

Top Ten Holdings

Company	Percent of Net Assets
Roche Holding AG	3.3%
AstraZeneca PLC	3.1%
ASML Holding NV	2.8%
Novo Nordisk A/S, Class B	2.7%
AIA Group, Ltd.	2.5%
HSBC Holdings PLC	2.5%
GSK PLC	2.3%
Allianz SE	1.9%
SAP SE	1.7%
Swiss Re AG	1.7%
Total	24.5%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Sector Diversification

Sector	Percent of Net Assets
Financials	22.0%
Health Care	18.5%
Industrials	15.9%
Information Technology	9.1%
Materials	7.7%
Consumer Discretionary	7.0%
Consumer Staples	7.0%
Communication Services	6.2%
Real Estate	3.7%
Utilities	2.2%
Other assets and liabilities (net)	0.7%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

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June 30, 2022

Geographical Diversification

Country	Percent of Net Assets
Japan	22.2%
United Kingdom	16.1%
France	10.8%
Switzerland	10.4%
Germany	7.9%
Australia	7.6%
Netherlands	3.9%
Hong Kong	3.4%
Sweden	3.3%
Denmark	2.8%
Spain	2.4%
Italy	2.2%
Singapore	1.5%
Finland	1.2%
Belgium	0.8%
Norway	0.7%
Israel	0.7%
Ireland	0.5%
New Zealand	0.3%
Portugal	0.2%
Poland	0.2%
Austria	0.1%
China	0.1%
Other assets and liabilities (net)	0.7%
Total	100.0%

45

June 30, 2022
Pax Core Bond Fund

Portfolio Manager Tony Trzcinka, CFA

Portfolio Manager’s Comments

How did the Pax Core Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Investor Class and Institutional Class shares of the Fund had total returns of -10.36% and -10.24%, respectively, compared to -10.35% for the Bloomberg US Aggregate Bond Index and -10.91% for the Lipper Core Bond Funds Index.

What factors contributed to the Fund’s performance?

The Fund benefited from both security selection and allocation across multiple asset classes. Two of the biggest contributors were selection within Government-Related and the allocation to Asset-Backed-Securities (ABS).

The majority of the Fund’s Government-Related holdings are short-dated highly rated Supranational Bonds (“Supranationals”). These securities were much less impacted by rising rates and widening spreads.

ABS holdings also benefited from being shorter duration and were one of the few sectors that had a positive excess return during the period. Similar to Supranationals, ABS were less impacted by rising rates.

Lastly, an allocation to Cash (average 2.5% position during the period) was a positive contributor with fixed income markets ending the period in negative territory.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

Since the beginning of the year the Portfolio Manager has trimmed back exposure to Corporate securities, especially riskier credits, due to expectations of rising rates and slowing earnings. While the Fund is still overweight versus the benchmark, the overweight is lower and the credit rating is higher than in the past.

The Portfolio Manager has added to Agency Mortgage-Backed Securities (MBS). For the last year the Fund has been underweight the sector due to the Portfolio Manager’s view that quantitative tightening would have a negative impact on the sector. The Portfolio Manager now believes that much of the negative impact has been priced into the market, and therefore have been slowing adding to this sector.

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June 30, 2022

The Portfolio Manager believes that this positioning should provide some stability while markets are volatile.

What portfolio holdings contributed positively to performance?

The Fund’s top contributors were short-dated Supranational Issuers. Holdings such as European Investment Bank (EIB) 3.25%, 2024, International Bank for Reconstruction & Development (IBRD) 1.625%, 2025 and Inter-American Development Bank (IADB) 0.25%, 2023 contributed strongly to performance.

What portfolio holdings detracted from performance?

Long-dated Investment Grade issuers and High Yield issuers were among the largest detractors. Holdings such as Starbucks 4.45%, 2049, Ford Motor Company 3.25%, 2032 and Altice Holdings 10.5%, 2027 negatively impacted performance.

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	Since Inception[1]
Institutional Class[2]	PXBIX	-10.24%	-10.24%	-1.07%	0.66%	1.11%
Investor Class[2]	PAXBX	-10.36%	-10.46%	-1.28%	0.41%	0.86%
Bloomberg US Aggregate Index		-10.35%	-10.29%	-0.93%	0.88%	1.40%
Lipper Core Bond Funds Index		-10.91%	-10.88%	-0.65%	1.06%	1.61%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]	The Fund’s inception date is December 16, 2016.

[2]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

Asset Allocation	Percent of Investments
U.S. Bonds	80.3%
Foreign Bonds	5.5%
Supranational Bonds	12.3%
Cash & Cash Equivalents	1.9%
Total	100.0%

47

June 30, 2022
Pax Core Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Top Ten Holdings

Company	Percent of Net Assets
United States Treasury Note, 3.250%, 05/15/42	4.0%
United States Treasury Note, 2.875%, 05/15/52	2.8%
United States Treasury Note, 2.750%, 04/30/27	2.4%
United States Treasury Note, 2.875%, 04/30/29	1.4%
European Investment Bank, 3.250%, 01/29/24	1.0%
International Bank for Reconstruction & Development, 1.625%, 01/15/25	1.0%
United States Treasury Note, 1.875%, 02/15/32	0.9%
United States Treasury Note, 2.750%, 05/15/25	0.8%
European Investment Bank, 2.500%, 03/15/23	0.7%
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	0.6%
Total	15.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Fixed Income Sector Diversification

Sector	Percent of Net Assets
Corporate Bonds	35.5%
Mortgage-Backed Bonds	24.7%
Treasury Bonds	14.7%
Supranational Bonds	12.3%
Asset-Backed Securities	6.9%
Agency/Gov’t Related Bonds	1.9%
Municipal Bonds	2.2%
Community Investment Notes	0.1%
Other assets and liabilities (net)	1.7%
Total	100.0%

48

June 30, 2022

Credit Quality*

Bond Rating	Percent of Bonds
U.S. Government	39.5%
AAA	18.8%
AA+	1.3%
AA	2.0%
AA-	2.6%
A+	1.8%
A	5.0%
A-	6.5%
BBB+	4.9%
BBB	5.1%
BBB-	2.3%
BB+	1.4%
BB	1.5%
BB-	0.6%
B+	0.2%
B	0.2%
B-	0.1%
CCC+	0.1%
Not Rated	6.1%
Total	100.0%

*

Credit quality ratings by Standard & Poor’s assist investors by evaluating the credit worthiness of many bond issues. AAA: An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong. AA: An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong. A: An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong. BBB: An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation. BB: An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation. Not Rated: This indicates that no rating has been requested, or that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

49

June 30, 2022
Pax High Yield Bond Fund

Portfolio Manager Peter Schwab, CFA

Portfolio Manager Kent Siefers

Portfolio Managers’ Comments

How did the Pax High Yield Bond Fund (the Fund) perform for the period?

For the six-month period ended June 30, 2022, the Investor Class, Class A, and Institutional Class shares of the Fund had total returns of -15.14%, -15.09%, and -15.09%, respectively, compared to -13.64% for the BofA Merrill Lynch US High Yield—Cash Pay—BB-B (Constrained 2%) Index (the Index) and -13.03% for the Lipper High Yield Bond Funds Index.

The Fund’s underperformance during this period was driven primarily by negative credit selection as well as the lack of Energy sector exposure. Our exposure to lower rated (CCC) credits was an additional headwind as this part of the market was notably weak given the uncertain economic outlook.

What factors contributed to the Fund’s performance?

The Fund’s performance was characterized by negative credit selection in a number of sectors, specifically Capital Goods, Services, Technology and Media. Sector allocation was neutral overall in the period but the lack of Energy exposure detracted by almost 40 basis points. Offsetting the negative credit selection mentioned above, there was positive credit selection in the Consumer Goods, Transportation and Telecommunications sectors. The average cash balance for the Fund was approximately 3% during the period.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

During the first half of 2022, the Fund increased its exposure to the Capital Goods, Telecommunications and Automotive sectors where the Portfolio Managers have found relative value and have taken advantage of attractive new issues. The Fund decreased its exposure to the Basic Industry, Healthcare and Media sectors as many positions in these sectors tend to be more cyclical and the Portfolio Managers believe these merit a lower weighting given the current market backdrop.

50

June 30, 2022

By credit rating, the Fund’s exposure to BB and B rated bonds during the 6-month period has been stable, both at approximately 40%. The Fund’s CCC rated exposure has also been consistent at approximately 9% as the Portfolio Managers continue to find attractive opportunities in this rating category.

The duration of the Fund, as measured by Factset, was 4.4 years on June 30, 2022, up from 3.9 years at December 30, 2021. The benchmark’s duration at the same dates was 4.5 years and 4.1 years, respectively.

What portfolio holdings contributed positively to performance?

USG Corp., a building materials manufacturer, performed very well. The company was purchased a few years ago by a large investment grade company and the bonds were finally called after a long period of uncertainty.

Meritor, a heavy-duty truck axle supplier, announced an agreement to be acquired by Cummins Inc (A+ rated) resulting in strong outperformance for the BB- rated Meritor bonds.

Mileage Plus Holdings, a securitization of United Airlines frequent flyer loyalty points, outperformed meaningfully given its high collateral value and defensive characteristics. This security also has a floating rate coupon which has helped offset rising interest rates.

What portfolio holdings detracted from performance?

Diebold, an ATM machine manufacturer, was a significant drag as the company is facing operational headwinds and has a near term maturity which is putting additional pressure on the company.

Endo International, a pharmaceutical company, also underperformed as they are facing new competition for several of their drugs.

Ardagh, a global packaging company, performed poorly in the period due to concerns about a stretched balance sheet combined with high exposure to Europe. As a large core holding, the Portfolio Managers have confidence in the company’s ability to manage the debt load and the management team’s operational experience in difficult environments.

51

June 30, 2022
Pax High Yield Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Returns—Period ended June 30, 2022

			Total Return		Average Annual Return
Share Class	Ticker Symbol		YTD	1 Year	3 Years	5 Years	10 Years
Investor Class	PAXHX		-15.14%	-14.28%	-0.56%	1.18%	3.01%
Class A1,3	PXHAX	NAV[2]	-15.09%	-14.23%	-0.49%	1.22%	3.04%
		POP	-18.96%	-18.10%	-1.98%	0.30%	2.56%
Institutional Class	PXHIX		-15.09%	-14.12%	-0.28%	1.45%	3.26%
ICE BofA Merrill Lynch US High Yield - Cash Pay - BB-B (Constrained 2%) Index			-13.64%	-12.19%	0.04%	2.07%	4.34%
Lipper High Yield Bond Funds Index			-13.03%	-11.71%	0.08%	1.90%	4.07%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

A 1.00% CDSC (contingent deferred sales charge) may be charged on any shares sold within 18 months of purchase over $1 million. POP (public offering price) reflects the maximum sales load for the Fund’s Class A Shares of 4.50%. NAV performance does not reflect the deduction of the sales load of the CDSC, which if reflected would reduce the performance shown.

[2]	NAV is Net Asset Value.

[3]

Inception of Class A shares is May 1, 2013. The performance information shown for Class A shares includes the performance of Investor Class shares, adjusted to reflect the sales charge applicable to Class A shares, for the period prior to Class A inception.

Asset Allocation	Percent of Investments
U.S. Bonds	84.3%
Foreign Bonds	9.0%
Loans	2.2%
U.S. Stocks	0.3%
Cash & Cash Equivalents	4.2%
Total	100.0%

52

June 30, 2022

Top Ten Holdings

Company	Percent of Net Assets
CCO Holdings, LLC/Capital Corp., 4.750%, 03/01/30	1.2%
VICI Properties, LP/VICI Note Co., Inc., 4.625%, 12/01/29	1.0%
Centene Corp., 4.625%, 12/15/29	1.0%
Prime Security Services Borrower, LLC/Finance, Inc., 6.250%, 01/15/28	0.9%
Avantor Funding, Inc., 4.625%, 07/15/28	0.9%
Mileage Plus Holdings, LLC, aka United Air, 7.048%, 06/20/27	0.8%
Iron Mountain, Inc., 4.875%, 09/15/29	0.7%
Graphic Packaging International, LLC, 3.750%, 02/01/30	0.7%
NCR Corp., 5.125%, 04/15/29	0.7%
Standard Industries, Inc., 5.000%, 02/15/27	0.7%
Total	8.6%

Ten largest holdings do not include money market securities, certificates of deposit, commercial paper or cash and equivalents, if applicable.

Holdings are subject to change.

Credit Quality*

Bond Rating	Percent of Bonds
BBB+	0.5%
BBB-	3.4%
BB+	9.6%
BB	16.1%
BB-	17.1%
B+	16.5%
B	16.9%
B-	10.3%
CCC+	7.0%
CCC	2.2%
CCC-	0.2%
CC	0.2%
Total	100.0%

*	See bond rating descriptions on page 49.

53

June 30, 2022
Pax High Yield Bond Fund, continued
Portfolio Highlights (Unaudited), continued

Sector Diversification

Sector	Percent of Net Assets
Media	13.8%
Technology & Electronics	10.0%
Services	9.2%
Health Care	9.2%
Basic Industry	7.6%
Capital Goods	7.0%
Retail	6.9%
Telecommunications	6.6%
Consumer Goods	6.4%
Automotive	5.7%
Leisure	3.4%
Utility	2.4%
Financial Services	2.3%
Transportation	2.0%
Real Estate	1.1%
Insurance	0.6%
Banking	0.3%
Community Investment Notes	0.1%
Other assets and liabilities (net)	5.4%
Total	100.0%

May include companies representing multiple industries within a single “Sector”.

54

June 30, 2022
Pax Sustainable Allocation Fund

Portfolio Manager Andrew Braun

Portfolio Manager Nathan Moser, CFA

Portfolio Manager Tony Trzcinka, CFA

Portfolio Manager Peter Schwab, CFA

Portfolio Managers’ Comments

How did the Pax Sustainable Allocation Fund (the Fund) perform for the period?

The Investor Class and Institutional Class shares of the Fund had total returns of -16.36% and -16.28%, respectively, compared to -19.96% for the S&P 500 Index and -16.11% for the 60% S&P 500 Index / 40% Bloomberg US Aggregate Bond Index blend (the Blended Index) and -14.43% for the Morningstar Allocation--50% to 70% Equity category average.

Relative to peers in the Morningstar Allocation--50% to 70% Equity category, the Fund’s institutional share class ranked in the top 66th percentile for the six-month period, and ranked in the top 15th, 19th, and 26th percentile for the 3, 5- and 10-year periods, respectively, ended June 30, 2022.

What factors contributed to the Fund’s performance?

Equity and bond markets both sold off significantly over the reporting period creating a challenging environment for investors diversified across asset classes. US and International equities were comparably negative, with the S&P 500 and MSCI EAFE indices down 19.96% and 19.57%, respectively, as concerns over slower economic growth, inflation, Fed interest rate hikes and Russia’s invasion of Ukraine all contributed to pressure global equities during the period. While bonds outperformed equities, the Bloomberg US Aggregate Bond Index still declined by 10.35%.

Across equity markets, the Energy sector was the dominant positive contributor to returns, as the sector benefited from rising oil prices that were exacerbated by the Russian invasion of Ukraine. While we believe the avoidance of traditional energy stocks focused on fossil fuels better position our funds over the long run as we transition to a lower carbon economy, the surge in oil prices was a significant headwind to all underlying equity funds held in the Fund, as all Pax World Funds adhere to a fossil fuel-free approach.

55

June 30, 2022
Pax Sustainable Allocation Fund, continued

Asset allocation had an overall neutral impact on performance relative to the Blended Index. The Fund’s underweight to bonds detracted, as bonds outperformed equities during the reporting period. The Fund’s cash allocation was a positive contributor to performance in this period where both equity and bond markets were significantly negative. The Fund was positioned near its neutral equity position, which resulted in a negligible negative contribution to performance.

Can you discuss any significant changes to the Fund’s positioning throughout the period?

After the rise in interest rates in the first quarter and the bounce in equities in March, we lowered the equity allocation in early April and increased our allocation to fixed income in both April and May. At quarter end, the Fund was just below its 60% neutral equity target, with a modest underweight to fixed income and a small allocation to cash.

What portfolio holdings contributed positively and negatively to performance?

While underperforming its infrastructure benchmark, the Pax Global Sustainable Infrastructure Fund’s defensive characteristics relative to the broad market helped mitigate some of the losses within the Sustainable Allocation Fund’s equity allocation, providing a small boost to performance relative to the Fund’s benchmark.

Relative to the Fund’s benchmark, the Pax Large Cap Fund, which represents the core component of the US Equity allocation, delivered a small positive addition to Fund performance as it marginally outperformed the S&P 500 Index, driven by positive stock selection that offset slightly negative sector allocation, which was driven largely by the Fund’s zero weight in the Energy sector.

The Pax Global Environmental Markets Fund detracted from performance, as its focus on companies that provide solutions to environmental and sustainability challenges often operate in parts of the economy with more cyclical sensitivity, and over the reporting period underperformed in the overall negative market environment.

The Pax High Yield Bond Fund detracted from performance as high yield bonds underperformed investment grade bonds and the Pax High Yield Bond Fund lagged its benchmark largely due to no Energy exposure.

56

June 30, 2022

Portfolio Highlights (Unaudited)

Returns—Period ended June 30, 2022

		Total Return		Average Annual Return
Share Class	Ticker Symbol	YTD	1 Year	3 Years	5 Years	10 Years
Investor Class[1]	PAXWX	-16.36%	-12.09%	6.41%	6.71%	7.51%
Institutional Class[1]	PAXIX	-16.28%	-11.87%	6.67%	6.98%	7.78%
S&P 500 Index		-19.96%	-10.62%	10.60%	11.31%	12.96%
Blended Index		-16.11%	-10.24%	6.23%	7.37%	8.50%
Morningstar Allocation--50% to 70% Equity		-14.43%	-11.07%	4.54%	5.29%	6.69%

See ‘Glossary of Terms’ for descriptions of benchmarks.

These figures represent past performance, which is no guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Total returns for periods of less than one year have not been annualized. For most recent month-end performance data, please visit www.impaxam.com or call 800.767.1729.

[1]

Total return figures include reinvested dividends and capital gains distributions, and changes in principal value, and do not reflect the taxes that a shareholder might pay on Fund distributions or on the redemption of Fund shares.

57

June 30, 2022
Pax Sustainable Allocation Fund, continued
Portfolio Highlights (Unaudited), continued

Manager Allocations

Fund Allocation	Percent of Net Assets
Equity
Large-Cap/Multi-Cap Core Strategies
Pax Large Cap Fund	41.0%
Small Cap Core Strategies
Pax Small Cap Fund	2.6%
Foreign Strategies
Pax Ellevate Global Women’s Leadership Fund	2.5%
Pax Global Environmental Markets Fund	2.2%
Pax Global Opportunities Fund	2.4%
Pax Global Sustainable Infrastructure Fund	3.2%
Pax International Sustainable Economy Fund	5.4%
Total Equity	59.3%

Fixed Income
Investment Grade/Intermediate
Pax Core Bond Fund	32.7%
High Yield Strategies
Pax High Yield Bond Fund	4.1%
Total Fixed Income	36.8%

Cash & Cash Equivalents	3.9%
Total	100.0%

58

June 30, 2022
Shareholder Expense Examples (Unaudited)

Examples As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses The examples on the next page are intended to help you understand your ongoing costs (in dollars) of investing in each of the Funds and compare these costs with the ongoing costs of investing in other mutual funds For more information, see the relevant Fund’s prospectus or talk to your financial adviser

The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period beginning on January 1, 2022 and ending on June 30, 2022.

Please note that Individual Retirement Account (IRA), Coverdell Education Savings, Roth IRA, SEP-IRA, SIMPLE IRA, and 403(b)(7) accounts are charged an annual custodial fee of fifteen dollars If you are invested in one of these account types, you should add an additional $750 to the estimated expenses paid during the period

Actual Expenses For each Fund, the first table on the next page provides information about actual account values and actual expenses You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period For the Fund, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 86), then multiply the result by the number under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Examples for Comparison Purposes For each Fund, the second table on the following pages provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period You may use this information to compare the ongoing costs of investing in the Funds and other funds To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds In addition, if these transactional costs were included, our costs would have been higher

59

June 30, 2022
Shareholder Expense Examples (Unaudited), continued

Based on Actual Fund Return
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Investor	$ 1,000.00	$ 802.10	0.96%	$ 4.29
Large Cap Fund - Institutional	1,000.00	803.20	0.71%	3.17
Small Cap Fund - Investor	1,000.00	738.60	1.15%	4.96
Small Cap Fund - Class A	1,000.00	738.50	1.15%	4.96
Small Cap Fund - Institutional	1,000.00	739.60	0.90%	3.88
US Sustainable Economy Fund - Investor	1,000.00	801.20	0.70%	3.13
US Sustainable Economy Fund - Class A	1,000.00	801.20	0.70%	3.13
US Sustainable Economy Fund - Institutional	1,000.00	802.40	0.45%	2.01
Global Sustainable Infrastructure Fund - Investor	1,000.00	868.50	0.80%	3.71
Global Sustainable Infrastructure Fund - Institutional	1,000.00	869.10	0.55%	2.55
Global Opportunities Fund - Investor	1,000.00	764.80	1.23%	5.38
Global Opportunities Fund - Institutional	1,000.00	766.00	0.98%	4.29
Global Environmental Markets Fund - Investor	1,000.00	708.90	1.14%	4.83
Global Environmental Markets Fund - Class A	1,000.00	709.10	1.14%	4.83
Global Environmental Markets Fund - Institutional	1,000.00	709.90	0.90%	3.82
Global Women’s Leadership Fund - Investor	1,000.00	780.30	0.76%	3.35
Global Women’s Leadership Fund - Institutional	1,000.00	781.10	0.51%	2.25
International Sustainable Economy Fund - Investor	1,000.00	787.40	0.72%	3.19
International Sustainable Economy Fund - Institutional	1,000.00	788.60	0.47%	2.08
Core Bond Fund - Investor	1,000.00	896.40	0.71%	3.34
Core Bond Fund - Institutional	1,000.00	897.60	0.46%	2.16
High Yield Bond Fund - Investor	1,000.00	848.60	0.92%	4.22
High Yield Bond Fund - Class A	1,000.00	849.10	0.92%	4.22
High Yield Bond Fund - Institutional	1,000.00	849.10	0.67%	3.07
Sustainable Allocation Fund - Investor	1,000.00	836.40	0.30%	1.37
Sustainable Allocation Fund - Institutional	1,000.00	837.20	0.05%	0.23

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2022 and ending on June 30, 2022).

60

June 30, 2022
Shareholder Expense Examples (Unaudited), continued

Based on Hypothetical 5% Return (before expenses)
	Beginning Account Value 1/1/2022	Ending Account Value 6/30/2022	Annualized Expense Ratio	Expenses Paid During Period[1]
Large Cap Fund - Investor	$ 1,000.00	$ 1,020.03	0.96%	$ 4.81
Large Cap Fund - Institutional	1,000.00	1,021.27	0.71%	3.56
Small Cap Fund - Investor	1,000.00	1,019.09	1.15%	5.76
Small Cap Fund - Class A	1,000.00	1,019.09	1.15%	5.76
Small Cap Fund - Institutional	1,000.00	1,020.33	0.90%	4.51
US Sustainable Economy Fund - Investor	1,000.00	1,021.32	0.70%	3.51
US Sustainable Economy Fund - Class A	1,000.00	1,021.32	0.70%	3.51
US Sustainable Economy Fund - Institutional	1,000.00	1,022.56	0.45%	2.26
Global Sustainable Infrastructure Fund - Investor	1,000.00	1,020.83	0.80%	4.01
Global Sustainable Infrastructure Fund - Institutional	1,000.00	1,022.07	0.55%	2.76
Global Opportunities Fund - Investor	1,000.00	1,018.70	1.23%	6.16
Global Opportunities Fund - Institutional	1,000.00	1,019.93	0.98%	4.91
Global Environmental Markets Fund - Investor	1,000.00	1,019.14	1.14%	5.71
Global Environmental Markets Fund - Class A	1,000.00	1,019.14	1.14%	5.71
Global Environmental Markets Fund - Institutional	1,000.00	1,020.33	0.90%	4.51
Global Women’s Leadership Fund - Investor	1,000.00	1,021.03	0.76%	3.81
Global Women’s Leadership Fund - Institutional	1,000.00	1,022.27	0.51%	2.56
International Sustainable Economy Fund - Investor	1,000.00	1,021.22	0.72%	3.61
International Sustainable Economy Fund - Institutional	1,000.00	1,022.46	0.47%	2.36
Core Bond Fund- Investor	1,000.00	1,021.27	0.71%	3.56
Core Bond Fund - Institutional	1,000.00	1,022.82	0.46%	2.31
High Yield Bond Fund - Investor	1,000.00	1,020.23	0.92%	4.61
High Yield Bond Fund - Class A	1,000.00	1,020.23	0.92%	4.61
High Yield Bond Fund - Institutional	1,000.00	1,021.47	0.67%	3.36
Sustainable Allocation Fund - Investor	1,000.00	1,023.31	0.30%	1.51
Sustainable Allocation Fund - Institutional	1,000.00	1,024.55	0.05%	0.25

[1]

Expenses are equal to each Funds’ annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period beginning on January 1, 2022 and ending on June 30, 2022).

61

June 30, 2022
Schedules of Investments (Unaudited)

Pax Large Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 97.3%
Communication Services: 10.2%
Alphabet, Inc., Class A (a)	19,263	$41,979,085
Alphabet, Inc., Class C (a)	13,788	30,160,561
T-Mobile US, Inc. (a)	251,708	33,864,794
Walt Disney Co., The (a)	291,092	27,479,085
		133,483,525
Consumer Discretionary: 6.9%
Amazon.com, Inc. (a)	216,560	23,000,838
Aptiv PLC (a)	237,500	21,154,125
Lowe’s Cos., Inc.	158,910	27,756,809
Target Corp.	128,773	18,186,611
		90,098,383
Consumer Staples: 7.0%
Estee Lauder Cos, Inc., The, Class A	80,400	20,475,468
McCormick & Co., Inc.	237,055	19,734,829
Procter & Gamble Co., The	186,355	26,795,985
Sysco Corp.	285,811	24,211,050
		91,217,332
Financials: 9.4%
BlackRock, Inc.	33,836	20,607,477
Citizens Financial Group, Inc.	797,068	28,447,358
JPMorgan Chase & Co.	239,543	26,974,937
Lincoln National Corp.	419,382	19,614,496
Voya Financial, Inc. (b)	458,011	27,265,395
		122,909,663
Health Care: 16.1%
Becton Dickinson & Co.	115,063	28,366,481
Bristol-Myers Squibb Co.	236,839	18,236,603
CVS Health Corp.	353,760	32,779,402
Danaher Corp.	68,400	17,340,768
IQVIA Holdings, Inc. (a)	128,115	27,799,674
Merck & Co., Inc.	440,068	40,120,999
Organon & Co.	531,861	17,950,309
Vertex Pharmaceuticals, Inc. (a)	98,387	27,724,473
		210,318,709
Industrials: 10.2%
Otis Worldwide Corp.	376,034	26,574,323
Stanley Black & Decker, Inc.	203,179	21,305,350
Trane Technologies PLC	217,703	28,273,088
United Parcel Service, Inc., Class B	134,988	24,640,710
Waste Management, Inc.	120,712	18,466,522
Xylem, Inc.	172,150	13,458,687
		132,718,680

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology: 26.3% (c)
Akamai Technologies, Inc. (a)	221,800	$20,256,994
Apple, Inc.	437,280	59,784,922
Applied Materials, Inc.	276,794	25,182,718
Fiserv, Inc. (a)	244,792	21,779,144
Microsoft Corp.	313,224	80,445,320
NortonLifeLock, Inc.	819,895	18,004,894
PTC, Inc. (a)	191,300	20,342,842
salesforce.com, Inc. (a)	193,354	31,911,144
TE Connectivity, Ltd.	183,397	20,751,371
Trimble, Inc. (a)	329,922	19,211,358
Visa, Inc., Class A	134,554	26,492,337
		344,163,044
Materials: 5.0%
Crown Holdings, Inc.	228,747	21,083,611
International Flavors & Fragrances, Inc.	217,835	25,948,505
PPG Industries, Inc.	162,892	18,625,071
		65,657,187
Real Estate: 5.0%
Equinix, Inc., REIT	26,542	17,438,625
Prologis, Inc., REIT	124,563	14,654,837
Welltower, Inc., REIT	223,500	18,405,225
Weyerhaeuser Co., REIT	463,500	15,351,120
		65,849,807
Utilities: 1.2%
American Water Works Co., Inc.	101,973	15,170,523

TOTAL COMMON STOCKS		1,271,586,853
(Cost $998,919,211)

MONEY MARKET: 2.6%
State Street Institutional U.S. Government Money Market Fund, 1.430% (d)(e)	33,502,610	33,502,610
(Cost $33,502,610)

SEE NOTES TO FINANCIAL STATEMENTS	62

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Large Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.545% (d)(e)	3,253,539	$3,253,539
(Cost $3,253,539)

TOTAL INVESTMENTS: 100.1%		1,308,343,002
(Cost $1,035,675,360)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.2%		(3,253,539)

OTHER ASSETS AND LIABILITIES — (NET): 0.1%		1,063,097

NET ASSETS: 100.0%		$1,306,152,560

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2022. The total market value of securities on loan as of June 30, 2022 was $3,162,174.
(c)	Broad industry sectors used for financial reporting.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

63	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Small Cap Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 97.4%
Communication Services: 3.2%
QuinStreet, Inc. (a)	969,776	$9,755,947
TechTarget, Inc. (a)	139,500	9,167,940
		18,923,887
Consumer Discretionary: 8.9%
Carter’s, Inc. (b)	89,826	6,330,936
Columbia Sportswear Co.	95,515	6,836,964
Deckers Outdoor Corp. (a)	13,057	3,334,105
Fox Factory Holding Corp. (a)	83,331	6,711,479
Leslie’s, Inc. (a)(b)	483,284	7,336,251
National Vision Holdings, Inc. (a)	255,669	7,030,898
Planet Fitness, Inc., Class A (a)	134,271	9,131,770
Visteon Corp. (a)	57,500	5,955,850
		52,668,253
Consumer Staples: 4.8%
BJ’s Wholesale Club Holdings, Inc. (a)	119,955	7,475,596
Darling Ingredients, Inc. (a)	183,294	10,960,981
Simply Good Foods Co., The (a)	258,620	9,768,077
		28,204,654
Financials: 20.7%
Brightsphere Investment Group, Inc. (b)	1,023,745	18,437,647
Eastern Bankshares, Inc.	665,000	12,275,900
Hannon Armstrong Sustainable Infrastructure Capital, Inc., REIT (b)	253,505	9,597,699
HomeTrust Bancshares, Inc.	732,236	18,305,900
Independent Bank Corp.	250,000	19,857,500
SuRo Capital Corp. (b)	908,398	5,813,747
Victory Capital Holdings, Inc., Class A	972,198	23,429,973
Voya Financial, Inc.	246,040	14,646,761
		122,365,127
Health Care: 18.1%
CryoPort, Inc. (a)(b)	387,375	12,000,878
Enovis Corp. (a)	100,630	5,534,650
Health Catalyst, Inc. (a)	810,056	11,737,711
Karuna Therapeutics, Inc. (a)	49,463	6,257,564
Ligand Pharmaceuticals, Inc. (a)	184,320	16,445,030
Omnicell, Inc. (a)	113,163	12,872,291
Option Care Health, Inc. (a)	350,000	9,726,500

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Pacira BioSciences, Inc. (a)	270,027	$15,742,574
R1 RCM, Inc. (a)	236,711	4,961,463
SI-BONE, Inc. (a)	895,343	11,818,528
		107,097,189
Industrials: 12.9%
Advanced Drainage Systems, Inc.	94,433	8,505,580
AZEK Co Inc., The (a)	419,349	7,019,902
Comfort Systems USA, Inc.	75,695	6,294,039
EnPro Industries, Inc.	100,000	8,193,000
Evoqua Water Technologies Corp. (a)	314,343	10,219,292
Gates Industrial Corp PLC (a)	652,713	7,055,828
GrafTech International, Ltd.	800,000	5,656,000
Herc Holdings, Inc.	45,000	4,056,750
MSA Safety, Inc.	60,089	7,274,975
Stericycle, Inc. (a)	167,906	7,362,678
Vertiv Holdings Co.	561,461	4,615,209
		76,253,253
Information Technology: 14.2%
8x8, Inc. (a)	373,491	1,923,479
A10 Networks, Inc.	625,000	8,987,500
Belden, Inc.	190,000	10,121,300
Ciena Corp. (a)	163,064	7,452,025
Extreme Networks, Inc. (a)	1,305,178	11,642,188
Napco Security Technologies, Inc. (a)(b)	575,000	11,839,250
Onto Innovation, Inc. (a)	177,557	12,382,824
Sprout Social, Inc., Class A (a)(b)	86,724	5,036,063
Verra Mobility Corp. (a)	448,661	7,048,464
Workiva, Inc. (a)	114,314	7,543,581
		83,976,674
Materials: 4.7%
Element Solutions, Inc.	586,946	10,447,639
Graphic Packaging Holding Co.	833,585	17,088,492
		27,536,131
Real Estate: 9.9%
Altus Group, Ltd.	282,910	9,800,308
CatchMark Timber Trust, Inc, Class A, REIT	1,196,169	12,033,460
Healthcare Realty Trust, Inc., REIT	856,352	23,292,775
Rayonier, Inc., REIT	361,676	13,519,449
		58,645,992

SEE NOTES TO FINANCIAL STATEMENTS	64

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Small Cap Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
TOTAL COMMON STOCKS		$575,671,160
(Cost $624,770,249)

MONEY MARKET: 2.5%
State Street Institutional U.S. Government Money Market Fund, 1.430% (c)(d)	15,054,017	15,054,017
(Cost $15,054,017)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.545% (c)(d)	1,718,371	1,718,371
(Cost $1,718,371)

TOTAL INVESTMENTS: 100.2%		592,443,548
(Cost $641,542,637)

PAYABLE UPON RETURN OF SECURITIES LOANED: -0.3%		(1,718,371)

OTHER ASSETS AND LIABILITIES — (NET): 0.1%		535,446

NET ASSETS: 100.0%		$591,260,623

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2022. The total market value of securities on loan as of June 30, 2022 was $33,125,638.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(d)	Premier Class shares

REIT - Real Estate Investment Trust

65	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax US Sustainable Economy Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.8%
Communication Services: 7.6%
Alphabet, Inc., Class A (a)	3,627	$7,904,176
Alphabet, Inc., Class C (a)	1,409	3,082,117
AT&T, Inc.	5,773	121,002
Cable One, Inc.	152	195,977
Electronic Arts, Inc.	4,396	534,773
Interpublic Group of Cos Inc., The	24,035	661,684
Paramount Global, Class B	72,334	1,785,203
Take-Two Interactive Software, Inc. (a)	5,974	731,994
T-Mobile US, Inc. (a)	2,140	287,916
Verizon Communications, Inc.	96,081	4,876,111
Warner Bros. Discovery, Inc. (a)	1,396	18,734
		20,199,687
Consumer Discretionary: 6.3%
Aptiv PLC (a)	6,166	549,206
Best Buy Co., Inc.	16,007	1,043,496
BorgWarner, Inc.	18,782	626,755
Brunswick Corp.	20,974	1,371,280
Chegg, Inc. (a)	50,177	942,324
DR Horton, Inc.	2,976	196,981
eBay, Inc.	67,954	2,831,643
Etsy, Inc. (a)	1,339	98,028
Grand Canyon Education, Inc. (a)	14,617	1,376,775
Harley-Davidson, Inc.	7,177	227,224
Hasbro, Inc.	2,703	221,322
Home Depot, Inc., The	14,948	4,099,789
Lear Corp.	1,540	193,871
Lowe’s Cos., Inc.	5,976	1,043,828
MGM Resorts International	7,016	203,113
Nordstrom, Inc.	6,796	143,599
NVR, Inc. (a)	61	244,253
Planet Fitness, Inc., Class A (a)	3,462	235,451
PulteGroup, Inc.	4,996	197,991
Tractor Supply Co.	768	148,877
Vail Resorts, Inc.	949	206,929
Whirlpool Corp.	1,245	192,813
Williams-Sonoma, Inc.	1,781	197,602
		16,593,150
Consumer Staples: 7.2%
Archer-Daniels-Midland Co.	5,035	390,716
Clorox Co., The	3,972	559,973
Colgate-Palmolive Co.	15,114	1,211,236

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
Estee Lauder Cos, Inc., The, Class A	1,467	$373,601
General Mills, Inc.	27,688	2,089,060
Hershey Co., The	6,297	1,354,863
J.M. Smucker Co., The	10,227	1,309,158
Kimberly-Clark Corp.	16,901	2,284,170
Kroger Co., The	55,312	2,617,917
PepsiCo, Inc.	20,089	3,348,032
Procter & Gamble Co., The	21,114	3,035,982
Walgreens Boots Alliance, Inc.	14,146	536,133
		19,110,841
Financials: 11.7%
Affiliated Managers Group, Inc.	4,178	487,155
Aflac, Inc.	50,059	2,769,764
Allstate Corp., The	33,505	4,246,089
Ally Financial, Inc.	5,810	194,693
American Express Co.	1,743	241,615
Ameriprise Financial, Inc.	5,102	1,212,643
Bank of New York Mellon Corp., The	45,807	1,910,610
FactSet Research Systems, Inc.	364	139,983
Hartford Financial Services Group, Inc., The	19,607	1,282,886
Huntington Bancshares, Inc.	16,276	195,800
Loews Corp.	4,979	295,056
LPL Financial Holdings, Inc.	13,245	2,443,438
MarketAxess Holdings, Inc.	1,059	271,115
MetLife, Inc.	69,532	4,365,915
Morgan Stanley	54,720	4,162,003
PNC Financial Services Group, Inc., The	1,896	299,132
Progressive Corp., The	11,297	1,313,502
Prudential Financial, Inc.	2,905	277,950
Regions Financial Corp.	15,011	281,456
Reinsurance Group of America, Inc.	2,518	295,336
Synchrony Financial	6,198	171,189
Unum Group	121,447	4,131,627
		30,988,957
Health Care: 15.8%
AbbVie, Inc.	22,588	3,459,578
Agilent Technologies, Inc.	16,592	1,970,632
Amgen, Inc.	8,159	1,985,085

SEE NOTES TO FINANCIAL STATEMENTS	66

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax US Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Baxter International, Inc.	3,061	$196,608
Bio-Rad Laboratories, Inc., Class A (a)	1,168	578,160
Bristol-Myers Squibb Co.	64,925	4,999,225
Charles River Laboratories International, Inc. (a)	945	202,202
CVS Health Corp.	32,712	3,031,094
Elevance Health, Inc.	1,652	797,222
Eli Lilly & Co.	13,284	4,307,071
Encompass Health Corp.	27,261	1,527,979
Hologic, Inc. (a)	3,608	250,034
Humana, Inc.	678	317,351
IDEXX Laboratories, Inc. (a)	572	200,618
Illumina, Inc. (a)	7,148	1,317,805
Johnson & Johnson	34,889	6,193,147
Merck & Co., Inc.	27,138	2,474,171
Mettler-Toledo International, Inc. (a)	286	328,548
Organon & Co.	2,349	79,279
West Pharmaceutical Services, Inc.	10,689	3,232,033
Zoetis, Inc.	24,421	4,197,726
		41,645,568
Industrials: 9.0%
A.O. Smith Corp.	4,264	233,156
Acuity Brands, Inc.	2,900	446,716
Allegion PLC	2,113	206,863
Booz Allen Hamilton Holding Corp.	2,397	216,593
C.H. Robinson Worldwide, Inc.	8,588	870,566
Carrier Global Corp.	36,911	1,316,246
CSX Corp.	8,101	235,415
Cummins, Inc.	7,028	1,360,129
Emerson Electric Co.	15,000	1,193,100
Expeditors International of Washington, Inc.	1,272	123,969
Gates Industrial Corp PLC (a)	16,347	176,711
Graco, Inc.	3,627	215,480
GXO Logistics, Inc. (a)	7,176	310,506
Hexcel Corp.	4,534	237,174
Hubbell, Inc.	1,750	312,515
IDEX Corp.	1,348	244,837
Illinois Tool Works, Inc.	1,153	210,134
Johnson Controls International PLC	26,580	1,272,650
Lennox International, Inc.	1,094	226,009

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
Norfolk Southern Corp.	6,286	$1,428,745
Otis Worldwide Corp.	13,531	956,236
Owens Corning	7,039	523,068
Regal Rexnord Corp.	2,143	243,273
Rockwell Automation, Inc.	5,445	1,085,243
Sensata Technologies Holding, PLC	4,395	181,557
Trane Technologies PLC	10,570	1,372,726
United Parcel Service, Inc., Class B	13,414	2,448,592
United Rentals, Inc. (a)	3,341	811,562
Vertiv Holdings Co.	10,437	85,792
W.W. Grainger, Inc.	818	371,724
Waste Management, Inc.	31,019	4,745,286
		23,662,573
Information Technology: 30.6% (b)
Accenture PLC, Class A	6,366	1,767,520
Adobe, Inc. (a)	1,560	571,054
Analog Devices, Inc.	13,838	2,021,593
ANSYS, Inc. (a)	8,964	2,144,996
Apple, Inc.	109,814	15,013,769
Applied Materials, Inc.	19,963	1,816,234
Autodesk, Inc. (a)	6,131	1,054,287
Automatic Data Processing, Inc.	6,168	1,295,527
Avnet, Inc.	4,158	178,295
Block, Inc., Class A (a)	1,162	71,417
Cadence Design Systems, Inc. (a)	7,966	1,195,139
Cisco Systems, Inc.	32,207	1,373,306
Citrix Systems, Inc.	7,183	697,972
Cognex Corp.	5,540	235,561
Corning, Inc.	6,069	191,234
Dell Technologies, Inc., Class C	3,349	154,757
DocuSign,Inc. (a)	5,735	329,074
F5, Inc. (a)	144	22,038
First Solar, Inc. (a)	3,120	212,566
HP, Inc.	47,360	1,552,461
HubSpot, Inc. (a)	5,170	1,554,361
IBM	11,436	1,614,649
Intel Corp.	58,036	2,171,127
Intuit, Inc.	1,949	751,223
Keysight Technologies, Inc. (a)	5,947	819,794
Lam Research Corp.	7,573	3,227,234
Lumentum Holdings, Inc. (a)	2,388	189,655

67	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax US Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
MasterCard, Inc., Class A	10,574	$3,335,886
Microsoft Corp.	50,198	12,892,351
National Instruments Corp.	6,191	193,345
NVIDIA Corp.	36,233	5,492,560
NXP Semiconductors NV	8,425	1,247,153
Okta, Inc. (a)	9,995	903,548
PayPal Holdings, Inc. (a)	1,860	129,902
PTC, Inc. (a)	3,074	326,889
QUALCOMM, Inc.	2,001	255,608
salesforce.com, Inc. (a)	8,651	1,427,761
ServiceNow, Inc. (a)	4,340	2,063,757
Splunk, Inc. (a)	2,007	177,539
Synopsys, Inc. (a)	5,793	1,759,334
Texas Instruments, Inc.	33,508	5,148,504
Trimble, Inc. (a)	3,543	206,309
Universal Display Corp.	3,794	383,725
Visa, Inc., Class A	7,305	1,438,281
VMware, Inc., Class A	7,174	817,693
Western Digital Corp. (a)	3,922	175,823
Wolfspeed, Inc. (a)	3,173	201,327
		80,804,138
Materials: 4.2%
Air Products & Chemicals, Inc.	7,604	1,828,610
Amcor PLC	22,158	275,424
Axalta Coating Systems, Ltd. (a)	8,858	195,850
Celanese Corp.	1,745	205,229
CF Industries Holdings, Inc.	16,814	1,441,464
Chemours Co., The	9,437	302,173
Eastman Chemical Co.	3,468	311,322
Ecolab, Inc.	13,468	2,070,840
Graphic Packaging Holding Co.	16,268	333,494
International Flavors & Fragrances, Inc.	18,454	2,198,241
International Paper Co.	4,797	200,659
Martin Marietta Materials, Inc.	771	230,714
PPG Industries, Inc.	8,820	1,008,479
Sherwin-Williams Co., The	1,151	257,720
WestRock Co.	4,875	194,220
		11,054,439
Real Estate: 4.7%
Boston Properties, Inc., REIT	3,117	277,351
CBRE Group, Inc., Class A (a)	43,133	3,175,020

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
Equinix, Inc., REIT	1,617	$1,062,401
Equity Residential, REIT	3,659	264,253
Healthpeak Properties, Inc., REIT	52,153	1,351,284
Host Hotels & Resorts, Inc., REIT	15,225	238,728
Prologis, Inc., REIT	14,899	1,752,867
Rayonier, Inc., REIT	816	30,502
Ventas, Inc., REIT	56,620	2,911,967
Welltower, Inc., REIT	15,243	1,255,261
Weyerhaeuser Co., REIT	7,457	246,976
		12,566,610
Utilities: 1.7%
American Water Works Co., Inc.	26,202	3,898,072
Avangrid, Inc. (c)	5,336	246,096
Edison International	4,313	272,754
		4,416,922
TOTAL COMMON STOCKS
(Cost $190,185,528)		261,042,885

MONEY MARKET: 1.1%
State Street Institutional U.S. Government Money Market Fund, 1.430% (d)(e)	2,896,000	2,896,000
(Cost $2,896,000)

TOTAL INVESTMENTS: 99.9%
(Cost $193,081,528)		263,938,885

OTHER ASSETS AND LIABILITIES — (NET): 0.1%		237,263

NET ASSETS: 100.0%		$264,176,148

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of June 30, 2022. The total market value of securities on loan as of June 30, 2022 was $246,096.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(e)	Premier Class shares

SEE NOTES TO FINANCIAL STATEMENTS	68

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Global Sustainable Infrastructure Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.7%
Communication Services: 21.7%
AT&T, Inc.	78,267	$1,640,476
BCE, Inc.	24,272	1,193,046
Globe Telecom, Inc.	5,925	244,528
Hellenic Telecommunications Organization SA	11,604	202,662
HKT Trust & HKT, Ltd.	750,000	1,007,282
Koninklijke KPN NV	54,311	193,246
Lumen Technologies, Inc.	91,285	995,919
Orange SA	92,466	1,089,580
PCCW, Ltd.	1,229,000	649,730
Proximus SADP	43,560	642,939
Singapore Telecommunications, Ltd.	111,900	203,665
SK Telecom Co., Ltd.	23,154	929,195
SoftBank Corp.	101,700	1,129,128
Spark New Zealand, Ltd.	240,664	720,246
Swisscom AG	693	383,313
Tele2 AB, Class B	87,499	997,739
Telecom Italia SpA (a)	2,803,189	701,361
Telefonica Brasil SA	98,500	885,727
Telefonica Deutschland Holding AG	338,108	975,005
Telefonica SA	224,558	1,146,488
Telenor ASA	75,553	1,009,631
Telia Company AB	260,794	1,000,954
Telstra Corp., Ltd.	118,651	315,585
Verizon Communications, Inc.	35,224	1,787,619
Vodafone Group PLC	762,430	1,185,496
		21,230,560
Consumer Discretionary: 0.4%
Darling Ingredients, Inc. (a)	6,690	400,062

Health Care: 4.9%
Cigna Corp.	3,298	869,089
CVS Health Corp.	11,544	1,069,667
Encompass Health Corp.	8,233	461,460
HCA Healthcare, Inc.	3,869	650,224
Premier, Inc., Class A	20,036	714,884
Quest Diagnostics, Inc.	4,091	544,021
Select Medical Holdings Corp.	5,385	127,194
Sonic Healthcare, Ltd.	17,501	398,905
		4,835,444
Industrials: 26.1% (b)
Advanced Drainage Systems, Inc.	4,771	429,724
Andritz AG	15,357	619,905

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
Ashtead Group PLC	20,093	$845,283
Bloom Energy Corp., Class A (a)(c)	22,343	368,660
Brambles, Ltd.	98,681	729,676
Canadian Pacific Railway, Ltd.	21,191	1,480,176
Carlisle Companies, Inc.	2,297	548,087
China Conch Venture Holdings, Ltd.	287,500	627,086
Clean Harbors, Inc. (a)	3,903	342,176
CSX Corp.	44,125	1,282,273
Geberit AG	1,817	874,165
Generac Holdings, Inc. (a)	1,707	359,460
Herc Holdings, Inc.	100	9,015
Hubbell, Inc.	3,964	707,891
Kurita Water Industries, Ltd.	19,700	713,108
MTR Corp., Ltd.	188,724	989,430
NARI Technology Co., Ltd.	64,570	261,279
Nexans SA	2,122	165,323
Norfolk Southern Corp.	5,424	1,232,821
Pentair PLC	14,611	668,745
Plug Power, Inc. (a)(c)	10,416	172,593
Prysmian SpA	21,654	594,898
Quanta Services, Inc.	6,720	842,285
Schneider Electric SE	13,163	1,568,444
Shimizu Corp.	128,400	709,329
Sunrun, Inc. (a)	9,077	212,039
Taiwan High Speed Rail Corp.	754,000	711,455
Union Pacific Corp.	7,593	1,619,435
United Rentals, Inc. (a)	1,960	476,104
Waste Management, Inc.	16,373	2,504,741
Watts Water Technologies, Inc., Class A	3,492	428,957
West Japan Railway Co.	12,600	463,534
Xinjiang Goldwind Science & Technology Co., Ltd., Class H	625,200	1,173,020
Xylem, Inc.	10,465	818,154
		25,549,271
Information Technology: 7.3%
ASML Holding NV	838	395,903
Check Point Software Technologies, Ltd. (a)	41	4,993
China Railway Signal & Communication Corp., Ltd., Class H	1,549,000	517,571

69	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Global Sustainable Infrastructure Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Cisco Systems, Inc.	29,710	$1,266,834
Enphase Energy, Inc. (a)	2,536	495,129
First Solar, Inc. (a)	1,550	105,602
Itron, Inc. (a)	9,584	473,737
Juniper Networks, Inc.	15,708	447,678
Motorola Solutions, Inc.	2,132	446,867
Oracle Corp.	8,600	500,822
SolarEdge Technologies, Inc. (a)	1,575	431,046
Taiwan Semiconductor Manufacturing Co., Ltd.	17,229	1,408,471
Xinyi Solar Holdings, Ltd.	407,389	631,270
		7,125,923
Materials: 0.6%
Johnson Matthey PLC	27,009	636,890

Real Estate: 8.9%
American Campus Communities, Inc., REIT	15,084	972,465
Ascendas Real Estate Investment Trust, REIT	486,400	998,261
Boston Properties, Inc., REIT	1,736	154,469
Cousins Properties, Inc., REIT	5,120	149,658
Covivio, REIT	5,159	288,221
Dexus, REIT	25,654	157,758
Douglas Emmett, Inc., REIT	5,636	126,134
Healthpeak Properties, Inc., REIT	31,152	807,148
ICADE, REIT	9,312	456,986
Omega Healthcare Investors, Inc., REIT	34,365	968,750
SL Green Realty Corp. (c)	9,888	456,331
STAG Industrial, Inc., Class A, REIT	20,381	629,365
Stockland, REIT	54,767	136,741
Ventas, Inc., REIT	16,146	830,389
Welltower, Inc., REIT	6,502	535,440
WP Carey, Inc., REIT	12,205	1,011,307
		8,679,423
Utilities: 28.8% (c)
Acciona SA	5,887	1,084,729
American Water Works Co., Inc.	10,729	1,596,153
Beijing Enterprises Water Group, Ltd.	584,000	176,193
BKW AG	6,398	669,374

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Utilities, continued
Boralex, Inc., Class A	14,834	$494,159
Brookfield Renewable Partners, LP	36,235	1,259,161
Edison International	24,502	1,549,506
EDP - Energias de Portugal SA	267,243	1,245,441
EDP Renovaveis SA	46,325	1,094,316
Encavis AG	25,986	477,519
Enel Americas SA	10,800,077	1,025,104
Enel Chile SA	9,216,570	208,406
Enel SpA	354,694	1,945,220
Engie Brasil Energia SA	128,000	1,010,118
Guangdong Investment, Ltd.	944,000	997,838
Iberdrola SA	229,949	2,394,092
Innergex Renewable Energy, Inc.	34,793	467,619
Mercury NZ, Ltd.	54,479	191,827
Meridian Energy, Ltd.	312,535	912,023
Neoenergia SA	159,500	454,717
Ormat Technologies, Inc.	10,081	789,846
Orsted A/S	13,196	1,389,854
Pennon Group PLC	39,671	461,617
Severn Trent PLC	33,374	1,108,023
Solaria Energia y Medio Ambiente SA (a)	8,931	190,326
SSE PLC	73,761	1,455,697
Sunnova Energy International, Inc. (a)(c)	15,658	288,577
United Utilities Group PLC	91,579	1,140,000
Veolia Environnement SA (a)	40,243	986,488
Verbund AG	11,166	1,097,598
		28,161,541
TOTAL COMMON STOCKS
(Cost $107,072,043)		96,619,114

CLOSED-END INVESTMENT COMPANY: 0.0% (d)
Renewables Infrastructure Group, Ltd., The	73	120
(Cost $119)

SEE NOTES TO FINANCIAL STATEMENTS	70

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Global Sustainable Infrastructure Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund, 1.430% (e)(f)	894,403	$894,403
(Cost $894,403)

TOTAL INVESTMENTS: 99.6%
(Cost $107,966,565)		97,513,637

OTHER ASSETS AND LIABILITIES — (NET): 0.4%		353,590

NET ASSETS: 100.0%		$97,867,227

(a)	Non-income producing security.
(b)	Broad industry sectors used for financial reporting.
(c)	Security or partial position of this security was on loan as of June 30, 2022. The total market value of securities on loan as of June 30, 2022 was $517,490.
(d)	Rounds to less than 0.05%.
(e)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(f)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent of Net Assets
Australia	$1,738,666	1.8%
Austria	1,717,503	1.8%
Belgium	642,939	0.7%
Brazil	2,350,562	2.4%
Canada	4,894,161	5.0%
Chile	1,233,510	1.3%
China	4,384,256	4.5%
Denmark	1,389,854	1.4%
France	4,555,042	4.6%
Germany	1,452,524	1.5%
Greece	202,662	0.2%
Hong Kong	2,646,442	2.7%
Israel	4,993	0.0%*
Italy	3,241,479	3.3%
Japan	3,515,921	3.6%
Netherlands	589,149	0.6%
New Zealand	1,824,096	1.9%
Norway	1,009,631	1.0%
Philippines	244,528	0.2%
Portugal	1,245,441	1.3%
Singapore	1,201,927	1.2%
South Korea	929,195	0.9%
Spain	5,909,951	6.0%
Sweden	1,998,693	2.0%
Switzerland	1,926,852	2.0%
Taiwan	2,119,925	2.2%
United Kingdom	6,833,127	7.0%
United States	36,816,205	37.6%
Money Market	894,403	0.9%
Other assets and liabilities (net)	353,590	0.4%
	$97,867,227	100.0%

*	Rounds to less than 0.05%.

71	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Global Opportunities Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.7%
Communication Services: 2.8%
KDDI Corp.	100,700	$3,175,510

Consumer Discretionary: 2.4%
Aptiv PLC (a)	30,812	2,744,425

Consumer Staples: 4.2%
Jeronimo Martins SGPS SA	108,660	2,355,569
Unilever PLC	54,108	2,457,604
		4,813,173
Financials: 13.4%
AIA Group, Ltd.	427,200	4,667,827
Hannover Rueck SE	18,837	2,747,466
HDFC Bank, Ltd., ADR	70,052	3,850,058
Hiscox, Ltd.	100,102	1,148,354
Legal & General Group PLC	620,785	1,814,910
Partners Group Holding AG	1,155	1,043,077
		15,271,692
Health Care: 23.4%
Alcon, Inc.	34,718	2,434,479
Becton Dickinson & Co.	9,550	2,354,362
Boston Scientific Corp. (a)	61,707	2,299,820
Cooper Cos, Inc., The	5,099	1,596,599
Danaher Corp.	9,501	2,408,694
Evotec SE (a)	78,172	1,894,795
IQVIA Holdings, Inc. (a)	16,907	3,668,649
LHC Group, Inc. (a)	7,229	1,125,844
Lonza Group AG	4,856	2,593,771
Thermo Fisher Scientific, Inc.	7,349	3,992,564
Vertex Pharmaceuticals, Inc. (a)	8,121	2,288,417
		26,657,994
Industrials: 16.3%
Ashtead Group PLC	36,695	1,543,705
Cintas Corp.	8,536	3,188,452
Kubota Corp.	176,700	2,648,044
Schneider Electric SE	28,110	3,349,460
United Rentals, Inc. (a)	9,559	2,321,977
Verisk Analytics, Inc.	12,909	2,234,419
Vestas Wind Systems A/S	40,971	871,125
Wolters Kluwer NV	25,044	2,427,213
		18,584,395
Information Technology: 24.5%
Analog Devices, Inc.	22,198	3,242,906
Applied Materials, Inc.	21,656	1,970,263
ASML Holding NV	4,405	2,081,089

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Cadence Design Systems, Inc. (a)	17,083	$2,562,962
Keyence Corp.	7,950	2,726,359
MasterCard, Inc., Class A	12,806	4,040,037
Microsoft Corp.	17,714	4,549,486
Taiwan Semiconductor Manufacturing Co, Ltd.	140,000	2,243,688
TE Connectivity, Ltd.	18,695	2,115,339
Visa, Inc., Class A	11,484	2,261,085
		27,793,214
Materials: 9.0%
Croda International PLC	28,925	2,286,290
Koninklijke DSM NV	24,637	3,529,263
Linde PLC	15,455	4,443,777
		10,259,330
Real Estate: 2.7%
Equinix, Inc., REIT	4,584	3,011,780

TOTAL COMMON STOCKS
(Cost $110,075,627)		112,311,513

MONEY MARKET: 1.3%
State Street Institutional U.S. Government Money Market Fund, 1.430% (b)(c)	1,476,994	1,476,994
(Cost $1,476,994)

TOTAL INVESTMENTS: 100.0%
(Cost $111,552,621)		113,788,507

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (d)		(25,106)

NET ASSETS: 100.0%		$113,763,401

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(c)	Premier Class shares
(d)	Rounds to less than 0.05%.

REIT - Real Estate Investment Trust

SEE NOTES TO FINANCIAL STATEMENTS	72

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Global Opportunities Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Denmark	$871,125	0.8%
France	3,349,460	2.9%
Germany	4,642,260	4.1%
Hong Kong	4,667,828	4.1%
India	3,850,058	3.4%
Japan	8,549,913	7.5%
Netherlands	8,037,565	7.1%
Portugal	2,355,569	2.1%
Switzerland	6,071,327	5.3%
Taiwan	2,243,688	2.0%
United Kingdom	9,250,864	8.1%
United States	58,421,857	51.3%
Money Market	1,476,994	1.3%
Other assets and liabilities (net)	(25,107)	0.0%*
TOTAL	$113,763,401	100.0%

*	Rounds to less than 0.05%.

73	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Global Environmental Markets Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.8%
NEW ENERGY: 22.9%
Renewable Energy Developers & IPPs 2.3%
Orsted A/S	456,508	$48,081,188

Wind Power Generation Equipment: 1.4%
Vestas Wind Systems A/S	1,399,395	29,753,930

Smart & Efficient Grids: 6.0%
Hubbell, Inc.	369,811	66,040,848
Schneider Electric SE	522,802	62,294,720
		128,335,568
Industrial Energy Efficiency: 10.5%
Air Liquide SA	393,962	53,028,377
Delta Electronics, Inc.	5,108,475	38,090,075
Keyence Corp.	89,400	30,658,674
Rockwell Automation, Inc.	223,793	44,604,183
Siemens AG	381,368	39,203,294
Spirax-Sarco Engineering, PLC	148,792	17,945,604
		223,530,207
Building Energy Efficiency: 2.7%
Trane Technologies PLC	439,690	57,102,540

CLEAN & EFFICIENT TRANSPORT: 4.4%
E-Bikes & Bicycles: 1.0%
Shimano, Inc.	125,300	21,107,633

Advanced Road Vehicles & Devices: 3.4%
Aptiv PLC (a)	395,068	35,188,707
TE Connectivity, Ltd.	346,850	39,246,077
		74,434,784
SUSTAINABLE FOOD: 12.3%
Organic & Alternative Foods: 0.1%
Vitasoy International Holdings, Ltd.	1,184,000	2,075,456

Technology & Logistics: 6.7%
Deere & Co.	115,841	34,690,904
GEA Group AG	1,666,804	57,784,733
Kubota Corp.	3,388,100	50,774,407
		143,250,044
Food Safety & Packaging: 2.7%
Mettler-Toledo International, Inc. (a)	21,536	24,739,911
WestRock Co.	835,170	33,273,173
		58,013,084
Sustainable Agriculture: 2.8%
Koninklijke DSM NV	409,910	58,719,828

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
WATER: 17.0%
Water Distribution & Infrastructure: 5.7%
Ferguson PLC	285,199	$31,948,702
Georg Fischer AG	698,277	34,486,991
IDEX Corp.	305,834	55,548,630
		121,984,323
Water Treatment: 6.0%
Linde PLC	272,364	78,312,821
Pentair PLC	1,105,240	50,586,835
		128,899,656
Water Utilities: 5.3%
American Water Works Co., Inc.	412,051	61,300,827
Veolia Environnement SA (a)	2,072,752	50,809,971
		112,110,798
CIRCULAR ECONOMY: 8.2%
General Waste Management: 5.5%
Republic Services, Inc.	345,583	45,226,447
Waste Management, Inc.	470,860	72,032,163
		117,258,610
Recycled, Recyclable Products & Biomaterials: 1.4%
Croda International PLC	385,422	30,464,527

Resource Circularity & Efficiency: 1.3%
United Rentals, Inc. (a)	115,338	28,016,754

SMART ENVIRONMENT: 34.0%
Environmental R&D & Consultancies: 1.9%
Verisk Analytics, Inc.	236,438	40,925,053

Environmental Testing & Monitoring: 9.9%
Agilent Technologies, Inc.	593,895	70,536,909
Halma PLC	1,731,912	42,522,141
Intertek Group PLC	834,249	42,880,179
Waters Corp. (a)	164,381	54,406,823
		210,346,052
Efficient IT: 16.2%
ANSYS, Inc. (a)	192,285	46,011,878
Applied Materials, Inc.	398,653	36,269,450
ASML Holding NV	60,205	28,443,126
Autodesk, Inc. (a)	305,632	52,556,479
MediaTek, Inc.	1,996,000	43,814,557
PTC, Inc. (a)	411,802	43,791,025
Texas Instruments, Inc.	347,809	53,440,852
Trimble, Inc. (a)	701,984	40,876,528
		345,203,895

SEE NOTES TO FINANCIAL STATEMENTS	74

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Global Environmental Markets Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
SMART ENVIRONMENT, continued
Cloud Computing: 6.0%
Equinix, Inc., REIT	70,128	$46,075,499
Microsoft Corp.	196,630	50,500,483
SAP SE	348,463	31,762,542
		128,338,524
TOTAL COMMON STOCKS
(Cost $2,065,115,382)		2,107,952,454

MONEY MARKET: 0.9%
State Street Institutional U.S. Government Money Market Fund, 1.430% (b)(c)	19,824,260	19,824,260
(Cost $19,824,260)

TOTAL INVESTMENTS: 99.7%
(Cost $2,084,939,642)		2,127,776,714

OTHER ASSETS AND LIABILITIES — (NET): 0.3%		7,165,615

NET ASSETS: 100.0%		$2,134,942,329

(a)	Non-income producing security.
(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(c)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Denmark	$77,835,118	3.6%
France	166,133,068	7.8%
Germany	128,750,569	6.0%
Hong Kong	2,075,456	0.1%
Japan	102,540,714	4.8%
Netherlands	87,162,954	4.1%
Switzerland	34,486,991	1.6%
Taiwan	81,904,632	3.8%
United Kingdom	165,761,153	7.8%
United States	1,261,301,799	59.2%
Money Market	19,824,260	0.9%
Other assets and liabilities (net)	7,165,615	0.3%
Total	$2,134,942,329	100.0%

75	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 98.8%
Communication Services: 6.1%
Adevinta ASA (a)	9,611	$70,755
Auto Trader Group PLC	1,788,695	12,114,021
BT Group PLC	274,489	623,847
Cable One, Inc.	197	253,996
Deutsche Telekom AG	98,706	1,963,188
Elisa OYJ	4,221	237,631
Infrastrutture Wireless Italiane SpA	10,612	107,885
Interpublic Group of Cos Inc., The	13,526	372,371
Koninklijke KPN NV	101,001	359,375
Match Group, Inc. (a)	8,382	584,142
Netflix, Inc. (a)	13,913	2,432,966
Omnicom Group, Inc.	103,758	6,600,045
Orange SA	62,542	736,968
Paramount Global, Class B (b)	63,744	1,573,202
Pearson PLC	21,473	196,639
Pinterest, Inc., Class A (a)	15,610	283,478
Proximus SADP	5,277	77,888
Publicis Groupe SA	44,272	2,177,320
Quebecor, Inc., Class B	5,129	109,617
REA Group, Ltd.	1,553	119,924
Schibsted ASA, Class A	2,774	50,109
Schibsted ASA, Class B	3,215	52,663
SEEK, Ltd.	11,231	162,916
Singapore Telecommunications, Ltd.	245,781	447,337
Snap, Inc., Class A (a)	30,886	405,533
Spark New Zealand, Ltd.	62,399	186,744
Tele2 AB, Class B	15,795	180,108
Telenor ASA	22,944	306,606
Telia Company AB	81,163	311,512
Telstra Corp., Ltd.	125,279	333,214
TELUS Corp.	14,904	331,959
Verizon Communications, Inc.	122,566	6,220,225
Vodafone Group PLC	849,387	1,320,705
Walt Disney Co., The (a)	61,361	5,792,477
WPP PLC	39,594	399,949
		47,497,315
Consumer Discretionary: 13.0%
Accor SA (a)	5,591	152,531
Amazon.com, Inc. (a)	230,920	24,526,012
Aristocrat Leisure, Ltd.	19,366	460,640
Barratt Developments PLC	32,815	183,556
Bath & Body Works, Inc.	10,474	281,960
Best Buy Co., Inc.	143,783	9,373,214

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
Burberry Group PLC	12,534	$251,451
Burlington Stores, Inc. (a)	2,120	288,808
Cie Generale des Etablissements Michelin SCA	23,307	636,536
Compass Group PLC	56,275	1,155,404
Dollar General Corp.	6,149	1,509,211
eBay, Inc.	20,114	838,150
Electrolux AB, Class B	7,534	101,761
Etsy, Inc. (a)	3,799	278,125
Expedia Group, Inc. (a)	5,535	524,884
General Motors Co. (a)	42,816	1,359,836
H & M Hennes & Mauritz AB, Class B	53,877	646,666
Hasbro, Inc.	4,135	338,574
Hermes International	992	1,116,424
Hilton Worldwide Holdings, Inc.	9,826	1,095,009
InterContinental Hotels Group PLC	6,142	326,435
Kering SA	2,659	1,377,965
La Francaise des Jeux SAEM	3,192	110,840
Lottery Corp Ltd., The (a)	68,029	212,246
Lowe’s Cos., Inc.	21,082	3,682,393
lululemon athletica, Inc. (a)	42,983	11,717,595
LVMH Moet Hennessy Louis Vuitton SE	8,534	5,230,298
Marriott International, Inc., Class A	10,016	1,362,276
Mercedes-Benz Group AG	28,820	1,673,817
Moncler SpA	6,886	296,690
Next PLC	4,717	336,984
Peloton Interactive, Inc., Class A (a)	11,079	101,705
Renault SA (a)	5,848	147,638
Rivian Automotive, Inc., Class A (a)	5,769	148,494
Ross Stores, Inc.	11,644	817,758
SEB SA	881	85,022
Starbucks Corp.	111,323	8,503,964
Tabcorp Holdings, Ltd.	215,819	159,306
Target Corp.	15,414	2,176,919
Taylor Wimpey PLC	140,497	200,130
TJX Cos., Inc., The	37,602	2,100,072
Tractor Supply Co.	3,155	611,597

SEE NOTES TO FINANCIAL STATEMENTS	76

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Discretionary, continued
Ulta Beauty, Inc. (a)	30,159	$11,625,691
Vail Resorts, Inc.	1,348	293,931
VF Corp.	10,556	466,259
Wesfarmers, Ltd.	37,112	1,073,427
Yum! Brands, Inc.	9,167	1,040,546
Zalando SE (a)	9,830	258,948
		101,257,698
Consumer Staples: 11.0%
Beiersdorf AG	2,955	303,234
Carrefour SA	20,720	367,807
Clorox Co., The	4,255	599,870
Coca-Cola Co., The	231,120	14,539,759
Coles Group, Ltd.	39,959	491,749
Danone SA	22,846	1,279,426
Diageo PLC	301,094	13,005,064
Empire Co., Ltd., Class A	5,361	165,136
Essity AB, Class B	18,084	472,726
Estee Lauder Cos, Inc., The, Class A	48,287	12,297,250
Etablissements Franz Colruyt NV	1,712	46,557
General Mills, Inc.	17,844	1,346,330
Heineken Holding NV	3,815	277,139
Heineken NV	8,177	744,283
Henkel AG & Co. KGaA	3,262	200,418
Hershey Co., The	4,154	893,775
J Sainsbury PLC	56,802	141,361
J.M. Smucker Co., The	3,172	406,048
Jeronimo Martins SGPS SA	8,082	175,204
Kellogg Co.	7,572	540,186
Kimberly-Clark Corp.	9,891	1,336,769
Kroger Co., The	22,833	1,080,686
Loblaw Cos, Ltd.	5,199	468,887
L’Oreal SA	8,054	2,796,392
McCormick & Co., Inc.	7,835	652,264
Metro, Inc.	7,608	408,357
Mowi ASA	14,734	336,932
Orkla ASA	22,249	178,230
Pernod Ricard SA	6,394	1,182,089
Procter & Gamble Co., The	107,731	15,490,640
Remy Cointreau SA	691	121,244
Saputo, Inc.	6,794	148,157
Shiseido Co., Ltd.	12,500	503,840
Tesco PLC	243,833	759,931
Treasury Wine Estates, Ltd.	22,887	179,485
Unilever PLC	93,756	4,273,379

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Consumer Staples, continued
Walgreens Boots Alliance, Inc.	22,768	$862,907
Woolworths Group, Ltd.	265,956	6,532,502
		85,606,013
Financials: 17.5%
ABN AMRO Bank NV	12,220	137,311
Abrdn PLC	79,722	155,614
Admiral Group PLC	6,211	170,058
Aegon NV	62,236	268,027
Ally Financial, Inc.	13,531	453,424
American Express Co.	22,595	3,132,119
Amundi SA	1,875	103,232
Annaly Capital Management, Inc., REIT	47,992	283,633
Aon PLC, Class A	6,633	1,788,787
Assicurazioni Generali SpA	36,144	577,320
ASX, Ltd.	5,880	332,365
Australia & New Zealand Banking Group, Ltd	95,773	1,458,691
Aviva PLC	91,049	445,982
AXA SA	62,216	1,421,109
Banco Santander SA	565,683	1,600,551
Bank Leumi Le-Israel BM	46,696	417,743
Bank of America Corp.	251,713	7,835,826
Bank of Montreal	21,825	2,098,740
Bank of Nova Scotia, The	40,910	2,421,165
BNP Paribas SA	37,518	1,794,559
Canadian Imperial Bank of Commerce	168,524	8,183,993
Citigroup, Inc.	79,895	3,674,371
CME Group, Inc.	10,142	2,076,067
Commerzbank AG (a)	32,818	232,848
Commonwealth Bank of Australia	58,173	3,634,447
Credit Agricole SA	41,760	384,984
Danske Bank A/S	21,571	307,014
Discover Financial Services	9,919	938,139
DNB Bank ASA	675,953	12,237,155
Eurazeo SA	1,355	84,178
Euronext NV	2,645	216,924
FactSet Research Systems, Inc.	1,083	416,489
Fifth Third Bancorp	22,882	768,835
FinecoBank Banca Fineco SpA	20,377	244,454
First Republic Bank	5,550	800,310
Gjensidige Forsikring ASA	6,685	136,083

77	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Globe Life, Inc.	2,863	$279,057
Goldman Sachs Group, Inc., The	10,848	3,222,073
Groupe Bruxelles Lambert SA	3,453	289,463
Hang Seng Bank, Ltd.	24,400	432,390
Hargreaves Lansdown PLC	11,379	109,790
Hartford Financial Services Group, Inc., The	11,127	728,040
Hong Kong Exchanges and Clearing, Ltd.	30,200	1,493,578
Huntington Bancshares, Inc.	47,817	575,239
Industrivarden AB, Class A	4,259	96,283
Industrivarden AB, Class C	5,352	119,640
ING Groep NV	125,044	1,231,883
Insurance Australia Group, Ltd.	74,972	226,082
Intact Financial Corp.	5,428	765,621
Intercontinental Exchange, Inc.	17,510	1,646,640
Investor AB, Class B	59,135	975,240
JPMorgan Chase & Co.	98,867	11,133,413
KeyCorp.	31,126	536,301
Kinnevik AB, Class B (a)	48,384	783,153
Legal & General Group PLC	200,982	587,586
Lincoln National Corp.	6,093	284,970
London Stock Exchange Group PLC	9,621	897,751
M&G PLC	84,253	199,740
Macquarie Group, Ltd.	11,609	1,321,753
Manulife Financial Corp.	62,901	1,090,701
Medibank Pvt, Ltd.	83,298	187,352
Mediobanca Banca di Credito Finanziario SpA	20,805	180,434
MetLife, Inc.	22,401	1,406,559
Moody’s Corp.	5,391	1,466,190
Muenchener Rueckversicherungs AG	4,325	1,023,067
Nasdaq, Inc.	3,451	526,416
National Australia Bank, Ltd.	112,153	2,126,740
National Bank of Canada	11,850	777,633
Natwest Group PLC	176,512	469,833
NN Group NV	8,951	405,416
Nordea Bank Apb	103,440	913,739
Onex Corp.	2,618	130,371
PNC Financial Services Group, Inc., The	13,569	2,140,781

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Financials, continued
Poste Italiane SpA	17,759	$166,162
Principal Financial Group, Inc.	8,390	560,368
Progressive Corp., The	17,858	2,076,350
QBE Insurance Group, Ltd.	45,101	378,978
Robinhood Markets, Inc., Class A (a)	6,619	54,408
Royal Bank of Canada	45,493	4,405,102
S&P Global, Inc.	10,810	3,643,619
Schroders PLC	4,069	132,923
Skandinaviska Enskilda Banken AB, Class A	51,787	510,197
Societe Generale SA	26,678	589,842
Standard Chartered PLC	82,572	623,368
State Street Corp.	12,030	741,650
Sun Life Financial, Inc.	18,515	848,364
Suncorp Group, Ltd.	39,077	297,991
Svenska Handelsbanken AB, Class A	47,979	411,847
Swedbank AB, Class A	30,672	389,000
T Rowe Price Group, Inc.	7,006	795,952
Toronto-Dominion Bank, The	62,989	4,130,595
Travelers Cos., Inc., The	7,795	1,318,368
Tryg A/S	10,996	247,739
U.S. Bancorp	46,756	2,151,711
UniCredit SpA	71,139	679,829
Upstart Holdings, Inc. (a)(b)	1,583	50,054
Wendel SA	55,236	4,629,492
Westpac Banking Corp.	137,414	1,853,565
Willis Towers Watson PLC	3,855	760,938
Zurich Insurance Group AG	4,675	2,038,643
		136,500,520
Health Care: 15.8%
Abbott Laboratories	56,395	6,127,317
AbbVie, Inc.	49,984	7,655,548
Alcon, Inc.	15,988	1,121,103
Alnylam Pharmaceuticals, Inc. (a)	3,123	455,490
AmerisourceBergen Corp.	4,823	682,358
AstraZeneca PLC	45,720	6,031,462
Bristol-Myers Squibb Co.	62,171	4,787,167
Cardinal Health, Inc.	8,703	454,906
CSL, Ltd.	14,597	2,710,296
CVS Health Corp.	40,045	3,710,570
DaVita, Inc. (a)	2,470	197,501
Elevance Health, Inc.	17,833	8,605,848
Eli Lilly & Co.	22,965	7,445,942

SEE NOTES TO FINANCIAL STATEMENTS	78

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Health Care, continued
Euroapi SA (a)	1,676	$26,440
Exact Sciences Corp (a)	5,817	229,132
Fresenius Medical Care AG & Co KGaA	7,300	365,738
Genmab A/S (a)	2,083	675,819
Gilead Sciences, Inc.	38,097	2,354,776
GlaxoSmithKline PLC	149,659	3,225,389
GN Store Nord AS	4,329	152,715
Hologic, Inc. (a)	7,965	551,975
Illumina, Inc. (a)	5,539	1,021,170
Insulet Corp. (a)	1,968	428,906
Ipsen SA	1,229	116,366
Jazz Pharmaceuticals PLC (a)	1,776	277,074
Johnson & Johnson	76,670	13,609,691
Koninklijke Philips NV	32,878	705,185
Lonza Group AG	2,475	1,321,990
McKesson Corp.	4,614	1,505,133
Merck & Co., Inc.	72,512	6,610,919
Merck KGaA	4,097	694,938
Novartis AG	68,564	5,812,896
Novo Nordisk A/S, Class B	48,878	5,420,683
Oak Street Health, Inc. (a)(b)	7,969	131,010
Orion OYJ, Class B	3,080	137,844
Orpea SA	1,587	38,932
Pfizer, Inc.	169,992	8,912,680
Quest Diagnostics, Inc.	50,766	6,750,863
Ramsay Health Care, Ltd.	5,952	301,472
Ryman Healthcare, Ltd.	14,900	82,723
Sanofi	33,844	3,413,033
Smith & Nephew PLC	29,669	414,914
Stryker Corp.	11,590	2,305,599
UCB SA	3,902	330,653
Vertex Pharmaceuticals, Inc. (a)	7,060	1,989,437
Waters Corp. (a)	1,827	604,700
Zimmer Biomet Holdings, Inc.	6,907	725,649
Zoetis, Inc.	13,762	2,365,550
		123,597,502
Industrials: 6.2%
Adecco Group AG	5,270	179,627
Aena SME SA (a)	2,439	311,219
Aeroports de Paris (a)	973	124,038
Air Canada (a)	6,824	85,035
Alstom SA	10,074	230,035
Assa Abloy AB, Class B	33,218	708,873

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Industrials, continued
Auckland International Airport, Ltd. (a)	39,210	$175,645
Booz Allen Hamilton Holding Corp.	4,736	427,945
Brambles, Ltd.	43,928	324,817
Bureau Veritas SA	9,447	243,053
Canadian National Railway Co.	20,901	2,351,038
Cie de Saint-Gobain	19,532	843,963
Cummins, Inc.	4,612	892,560
Equifax, Inc.	3,947	721,433
Experian PLC	30,879	906,632
FedEx Corp.	6,894	1,562,939
GEA Group AG	5,024	174,172
Getlink SE	13,210	234,284
Husqvarna AB, Class B	14,271	105,189
KION Group AG	2,336	97,790
Legrand SA	8,926	662,742
MTR Corp., Ltd.	47,056	246,702
Otis Worldwide Corp.	12,721	898,993
Qantas Airways, Ltd. (a)	33,606	104,005
Randstad NV	4,047	195,593
RELX PLC	60,744	1,649,282
Republic Services, Inc.	6,816	892,010
Ritchie Bros Auctioneers, Inc.	4,342	282,507
Schneider Electric SE	105,119	12,525,503
Skanska AB, Class B	11,246	173,026
Smiths Group PLC	13,013	222,534
Sunrun, Inc. (a)	5,291	123,598
Teleperformance	1,861	574,647
Transurban Group	93,418	929,444
United Parcel Service, Inc., Class B	21,493	3,923,332
Verisk Analytics, Inc.	4,631	801,580
Vestas Wind Systems A/S	32,009	680,575
Wartsila OYJ Abp	14,306	112,141
Wolters Kluwer NV	127,725	12,378,843
WSP Global, Inc.	3,502	395,961
		48,473,305
Information Technology: 18.5%
Accenture PLC, Class A	19,618	5,446,938
Adobe, Inc. (a)	15,387	5,632,565
Affirm Holdings, Inc. (a)(b)	6,155	111,159
ANSYS, Inc. (a)	2,736	654,697
Apple, Inc.	225,304	30,803,564
Arista Networks, Inc. (a)	7,010	657,117

79	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Information Technology, continued
Autodesk, Inc. (a)	42,957	$7,386,886
Avalara, Inc. (a)	2,655	187,443
AVEVA Group PLC	3,401	93,366
Block, Inc., Class A (a)	18,956	1,165,036
Broadcom, Inc.	13,932	6,768,305
Capgemini SE	4,783	824,876
CDW Corp.	4,526	713,117
Ceridian HCM Holding, Inc. (a)	4,536	213,555
Cisco Systems, Inc.	127,694	5,444,872
Cloudflare, Inc., Class A (a)	8,568	374,850
Computershare, Ltd.	15,945	271,913
Dassault Systemes SE	21,436	794,008
DocuSign,Inc. (a)	7,182	412,103
Dropbox, Inc., Class A (a)	8,534	179,129
F5, Inc. (a)	1,875	286,950
Fair Isaac Corp. (a)	887	355,598
Guidewire Software, Inc. (a)	2,467	175,132
Halma PLC	234,234	5,750,945
Hexagon AB, Class B	64,712	676,179
HP, Inc.	37,021	1,213,548
HubSpot, Inc. (a)	1,313	394,753
Intel Corp.	137,446	5,141,855
Intuit, Inc.	8,111	3,126,304
Lam Research Corp.	4,838	2,061,714
Lightspeed Commerce, Inc. (a)	3,448	76,878
Microsoft Corp.	107,781	27,681,394
Nokia OYJ	164,378	761,900
NortonLifeLock, Inc.	18,624	408,983
Okta, Inc. (a)	3,640	329,056
PayPal Holdings, Inc. (a)	36,843	2,573,115
Sage Group PLC, The	31,682	245,338
salesforce.com, Inc. (a)	25,418	4,194,987
SAP SE	31,492	2,870,508
Shopify, Inc., Class A (a)	34,340	1,072,992
Texas Instruments, Inc.	30,875	4,743,944
Twilio, Inc., Class A (a)	5,356	448,886
Unity Software, Inc. (a)(b)	1,513	55,709
Visa, Inc., Class A	51,456	10,131,172
Western Union Co., The	12,667	208,625
WiseTech Global, Ltd.	4,791	125,631
Workday, Inc., Class A (a)	6,020	840,272
Worldline SA (a)	7,197	268,444
Xero, Ltd. (a)	4,403	234,859
Zendesk, Inc. (a)	4,448	329,463
		144,920,633

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Materials: 5.2%
Air Liquide SA	33,137	$4,460,332
Akzo Nobel NV	6,975	456,150
Arkema SA	2,289	204,757
BlueScope Steel, Ltd.	14,997	165,247
Boliden AB	10,012	320,188
Celanese Corp.	97,111	11,421,225
Chr. Hansen Holding A/S	3,060	223,373
Covestro AG	7,178	249,426
Dow, Inc.	28,331	1,462,163
Ecolab, Inc.	8,040	1,236,230
Evonik Industries AG	7,312	156,814
Fortescue Metals Group, Ltd.	58,324	701,332
Johnson Matthey PLC	6,094	143,700
Kinross Gold Corp.	41,412	147,348
Koninklijke DSM NV	83,460	11,955,691
Lundin Mining Corp.	25,423	161,165
Mondi PLC	15,159	269,075
Newmont Corp.	25,253	1,506,847
Norsk Hydro ASA	50,989	288,152
Northern Star Resources, Ltd.	43,194	202,610
Novozymes A/S, Class B	6,336	381,319
Nutrien, Ltd.	19,884	1,583,521
Solvay SA	2,490	202,851
Stora Enso OYJ, Class R	20,128	318,930
Svenska Cellulosa AB SCA, Class B	20,893	313,918
Yara International ASA	52,428	2,196,785
		40,729,149
Real Estate: 1.7%
Azrieli Group, Ltd.	1,309	92,156
British Land Co. PLC, The, REIT	28,920	158,203
Camden Property Trust, REIT	3,234	434,908
Canadian Apartment Properties, REIT	2,858	99,515
CapitaLand Integrated Commercial Trust, REIT	145,200	226,979
Covivio, REIT	1,872	104,584
Dexus, REIT	36,603	225,089
Gecina SA, REIT	1,530	143,590
GPT Group, The, REIT	62,980	184,071
Healthpeak Properties, Inc., REIT	17,988	466,069
Klepierre SA, REIT (a)	6,215	120,273
Land Securities Group PLC, REIT	22,639	183,715

SEE NOTES TO FINANCIAL STATEMENTS	80

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Real Estate, continued
LendLease Corp., Ltd.	24,427	$153,864
Link, REIT	67,805	554,059
Mapletree Logistics Trust, REIT	89,500	108,309
Mirvac Group, REIT	130,342	178,163
Realty Income Corp., REIT	16,463	1,123,764
RioCan Real Estate Investment Trust, REIT	5,028	78,201
Stockland, REIT	74,388	185,731
Sun Communities, Inc., REIT	3,548	565,409
Swire Properties, Ltd.	34,800	86,639
Unibail-Rodamco-Westfield, REIT (a)	4,664	237,117
Ventas, Inc., REIT	12,952	666,121
VICI Properties, Inc., REIT (b)	127,389	3,794,919
Vicinity Centres, REIT	122,468	155,579
Vonovia SE	26,425	817,602
Welltower, Inc., REIT	13,703	1,128,442
Weyerhaeuser Co., REIT	25,605	848,038
Zillow Group, Inc., Class A (a)	2,132	67,819
Zillow Group, Inc., Class C (a)(b)	5,708	181,229
		13,370,157
Utilities: 3.8%
American Water Works Co., Inc.	83,343	12,398,938
Edison International	12,540	793,030
EDP - Energias de Portugal SA	86,829	404,652
Electricite de France SA	17,876	146,831
Elia Group SA	1,042	147,985
Hydro One, Ltd.	10,329	277,724
Iberdrola SA	194,091	2,020,760
Meridian Energy, Ltd.	39,963	116,618
Orsted A/S	6,078	640,158
Red Electrica Corp. SA	622,456	11,782,825
Severn Trent PLC	8,164	271,046
Terna - Rete Elettrica Nazionale	45,548	358,109
United Utilities Group PLC	21,054	262,086
		29,620,762
TOTAL COMMON STOCKS
(Cost $729,361,762)		771,573,054

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
PREFERRED STOCKS: 0.0% (c)
Consumer Staples: 0.0% (c)
Henkel AG & Co. KGaA	5,585	$345,603

Materials: 0.0% (c)
Fuchs Petrolub SE	2,286	63,955

TOTAL PREFERRED STOCKS
(Cost $618,123)		409,558

Money Market: 1.1%
State Street Institutional U.S. Government Money Market Fund, 1.430% (d)(e)	8,577,363	8,577,363
(Cost $8,577,363)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 0.0% (c)
State Street Navigator Securities Lending Government Money Market Portfolio, 1.545% (d)(e)	27,522	27,522
(Cost $27,522)

TOTAL INVESTMENTS: 99.9%
(Cost $738,584,770)		780,587,497

PAYABLE UPON RETURN OF SECURITIES LOANED: 0.0% (c)		(27,522)

OTHER ASSETS AND LIABILITIES — (NET): 0.1%		490,126

NET ASSETS: 100.0%		$781,050,101

(a)	Non-income producing security.
(b)	Security or partial position of this security was on loan as of June 30, 2022. The total market value of securities on loan as of June 30, 2022 was $5,831,309.
(c)	Rounds to less than 0.05%.
(d)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(e)	Premier Class shares

REIT - Real Estate Investment Trust

81	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Ellevate Global Women’s Leadership Fund, continued

SUMMARY OF INVESTMENTS BY COUNTRY

Country	Value	Percent Of Net Assets
Australia	$28,462,635	3.6%
Belgium	947,410	0.1%
Canada	32,948,936	4.2%
Denmark	8,729,395	1.1%
Finland	1,568,446	0.2%
France	52,863,743	6.8%
Germany	11,492,067	1.5%
Hong Kong	2,813,369	0.4%
Israel	509,900	0.1%
Italy	2,610,882	0.3%
Japan	503,840	0.1%
Netherlands	29,331,820	3.8%
New Zealand	796,589	0.1%
Norway	15,853,470	2.0%
Portugal	579,856	0.1%
Singapore	782,626	0.1%
Spain	15,715,354	2.0%
Sweden	8,209,247	1.1%
Switzerland	10,474,258	1.3%
United Kingdom	58,909,184	7.4%
United States	487,879,585	62.5%
Money Market	8,577,363	1.1%
Other assets and liabilities (net)	490,126	0.1%
TOTAL	$781,050,101	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	82

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax International Sustainable Economy Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS: 99.2%
Australia: 7.6%
Aristocrat Leisure, Ltd.	226,412	$5,385,441
ASX, Ltd.	23,117	1,306,679
Australia & New Zealand Banking Group, Ltd	555,913	8,466,950
BlueScope Steel, Ltd.	50,694	558,579
Cochlear, Ltd.	6,285	862,884
Coles Group, Ltd.	2,030	24,982
Commonwealth Bank of Australia	180,720	11,290,758
Computershare, Ltd.	263,791	4,498,470
Dexus, REIT	210,502	1,294,473
Fortescue Metals Group, Ltd.	482,341	5,800,030
Goodman Group, REIT	5,957	73,555
Macquarie Group, Ltd.	38,948	4,434,460
Mirvac Group, REIT	79,106	108,129
QBE Insurance Group, Ltd.	488,518	4,104,957
Ramsay Health Care, Ltd.	14,031	710,678
REA Group, Ltd. (a)	11,843	914,524
SEEK, Ltd. (a)	42,021	609,553
Telstra Corp., Ltd.	2,020,944	5,375,256
Vicinity Centres, REIT	379,943	482,665
		56,303,023
Austria: 0.1%
Voestalpine AG	50,623	1,081,927

Belgium: 0.8%
KBC Group NV	75,564	4,251,304
Solvay SA	15,316	1,247,735
Umicore SA	1,468	51,459
		5,550,498
China: 0.1%
Chow Tai Fook Jewellery Group, Ltd. (b)	441,200	833,378

Denmark: 2.8%
Chr. Hansen Holding A/S	10,780	786,915
Genmab A/S (b)	275	89,222
Novo Nordisk A/S, Class B	177,518	19,687,156
		20,563,293
Finland: 1.2%
Elisa OYJ	13,412	755,059
Kesko Oyj, Class B	3,202	75,778
Orion OYJ, Class B	19,208	859,646
Stora Enso OYJ, Class R	173,015	2,741,441
UPM-Kymmene OYJ	142,870	4,380,866
		8,812,790

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
France: 10.8%
Air Liquide SA	74,279	$9,998,159
AXA SA	219,191	5,006,658
BNP Paribas SA	167,562	8,014,819
Bouygues SA	140,478	4,335,643
Carrefour SA	90,536	1,607,131
Cie Generale des Etablissements Michelin SCA	418,980	11,442,743
Danone SA	65,869	3,688,808
Eiffage SA	86,229	7,800,275
Gecina SA, REIT	554	51,993
L’Oreal SA	18,926	6,571,208
Orange SA	209,676	2,470,732
Schneider Electric SE	77,802	9,270,534
SEB SA	4,112	396,834
Societe Generale SA	147,201	3,254,569
Teleperformance	7,085	2,187,735
Unibail-Rodamco-Westfield, REIT (b)	71,970	3,658,949
Valeo SA	3,667	71,455
		79,828,245
Germany: 7.8%
Allianz SE	72,006	13,804,282
Beiersdorf AG	4,712	483,532
Brenntag SE	10,041	657,466
Commerzbank AG (b)	410,718	2,914,100
Delivery Hero SE (b)	16,162	609,725
Deutsche Boerse AG	36,341	6,102,624
HeidelbergCement AG	16,794	810,836
HelloFresh SE (b)	15,687	511,783
Henkel AG & Co. KGaA	23,038	1,415,462
LEG Immobilien SE	48,625	4,046,649
Merck KGaA	70,479	11,954,736
Puma SE	20,137	1,336,019
SAP SE	140,239	12,782,841
		57,430,055
Hong Kong: 3.4%
AIA Group, Ltd.	1,710,800	18,693,165
BOC Hong Kong Holdings, Ltd.	320,057	1,270,938
Hang Seng Bank, Ltd.	3,900	69,112
MTR Corp., Ltd.	171,500	899,129
Sino Land Co., Ltd.	1,970,000	2,909,051
Swire Pacific, Ltd., Class A	217,000	1,295,981
Swire Properties, Ltd.	200	498
		25,137,874

83	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax International Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Ireland: 0.5%
CRH PLC	49,500	$1,708,185
Kerry Group PLC, Class A	569	54,415
Kingspan Group PLC	33,994	2,044,096
		3,806,696
Israel: 0.7%
Bank Leumi Le-Israel BM	476,673	4,264,327
Kornit Digital, Ltd. (b)	21,200	672,040
		4,936,367
Italy: 2.2%
CNH Industrial NV	313,798	3,629,184
Enel SpA	682,931	3,745,344
Intesa Sanpaolo SpA	4,122,110	7,714,400
Prysmian SpA	45,118	1,239,522
		16,328,450
Japan: 22.2%
Ajinomoto Co., Inc.	42,700	1,041,266
Astellas Pharma, Inc.	519,300	8,101,960
Azbil Corp.	46,800	1,233,860
Bridgestone Corp.	307,700	11,218,547
Chugai Pharmaceutical Co., Ltd. (a)	140,100	3,583,826
Daifuku Co, Ltd.	27,900	1,596,723
Dai-ichi Life Holdings, Inc.	295,000	5,456,136
Daiwa House Industry Co., Ltd.	47,500	1,110,883
Denso Corp.	59,200	3,124,721
Eisai Co., Ltd.	50,400	2,130,917
FANUC Corp.	29,500	4,623,808
Fujitsu, Ltd.	22,800	2,852,916
Hankyu Hanshin Holdings, Inc.	2,800	76,477
Hitachi Construction Machinery Co., Ltd.	39,700	881,845
Hoya Corp.	50,700	4,339,053
Hulic Co., Ltd.	176,100	1,365,875
JFE Holdings, Inc.	169,100	1,778,965
Kajima Corp.	912,300	10,460,981
Kao Corp.	2,000	81,099
KDDI Corp.	258,000	8,135,865
Keio Corp. (a)	2,200	78,922
Kikkoman Corp.	19,800	1,053,694
Komatsu, Ltd.	109,000	2,427,120
Kubota Corp. (a)	156,400	2,343,826
Kurita Water Industries, Ltd.	19,500	705,868
Lixil Corp.	15,300	287,572

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
Mitsubishi Chemical Holdings Corp.	153,100	$831,895
MS&AD Insurance Group Holdings, Inc.	37,400	1,146,810
Murata Manufacturing Co., Ltd.	102,000	5,551,587
Nintendo Co., Ltd.	14,200	6,106,800
Nippon Building Fund, Inc., REIT (a)	121	603,877
Nippon Express Holdings, Inc.	9,400	512,048
Nippon Paint Holdings Co., Ltd.	229,100	1,714,170
Nippon Steel Corp.	126,500	1,770,381
Nippon Yusen KK	31,800	2,180,365
Nissin Foods Holdings Co., Ltd.	100	6,907
Nitori Holdings Co, Ltd.	18,500	1,760,511
Nitto Denko Corp.	31,400	2,030,906
Nomura Research Institute, Ltd.	73,700	1,977,852
NTT Data Corp.	258,900	3,591,676
Obayashi Corp.	602,900	4,385,049
Odakyu Electric Railway Co., Ltd.	45,700	616,574
Omron Corp.	41,800	2,127,482
Oriental Land Co., Ltd.	41,300	5,767,622
Recruit Holdings Co, Ltd.	157,300	4,632,553
Rohm Co., Ltd.	22,600	1,584,254
SCSK Corp.	41,200	699,681
Sekisui Chemical Co., Ltd.	109,400	1,499,872
Sekisui House, Ltd.	133,200	2,338,372
Seven & i Holdings Co., Ltd.	1,900	73,721
Shimizu Corp.	55,700	307,707
Shin-Etsu Chemical Co., Ltd.	21,400	2,405,593
Shionogi & Co., Ltd.	32,900	1,679,164
SoftBank Corp.	237,200	2,633,521
Sompo Holdings, Inc.	29,600	1,307,371
Sumitomo Chemical Co., Ltd.	135,500	530,306
Sumitomo Electric Industries, Ltd.	65,100	719,389
Suntory Beverage & Food, Ltd.	35,400	1,336,809
Taisei Corp.	21,200	661,015
TDK Corp.	48,800	1,508,811
Tobu Railway Co., Ltd.	100	2,283

SEE NOTES TO FINANCIAL STATEMENTS	84

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax International Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Japan, continued
Tokyo Electron, Ltd.	13,100	$4,275,751
Tokyu Corp.	5,300	62,558
TOTO, Ltd.	32,000	1,059,564
West Japan Railway Co.	2,100	77,256
Yamaha Corp.	23,000	948,173
Yamaha Motor Co., Ltd. (a)	247,200	4,539,274
Yaskawa Electric Corp.	58,100	1,876,523
Yokogawa Electric Corp.	75,600	1,250,667
Z Holdings Corp.	847,900	2,465,756
		163,251,181
Netherlands: 3.9%
Akzo Nobel NV	40,221	2,630,368
ASML Holding NV	44,103	20,835,930
Koninklijke Ahold Delhaize NV	208,716	5,432,670
NN Group NV	1,464	66,309
		28,965,277
New Zealand: 0.3%
Auckland International Airport, Ltd. (b)	249,822	1,119,105
Fisher & Paykel Healthcare Corp., Ltd.	47,495	591,678
Mercury NZ, Ltd.	21,000	73,943
Spark New Zealand, Ltd.	119,180	356,675
		2,141,401
Norway: 0.7%
DNB Bank ASA	8,497	153,826
Mowi ASA	3,054	69,838
Norsk Hydro ASA	535,947	3,028,776
Orkla ASA	72,712	582,474
Telenor ASA	85,675	1,144,894
		4,979,808
Poland: 0.2%
Mondi PLC	69,432	1,232,429

Portugal: 0.2%
Jeronimo Martins SGPS SA	65,910	1,428,820

Singapore: 1.5%
CapitaLand Integrated Commercial Trust, REIT	206,211	322,353
CapitaLand Investment, Ltd.	1,999,626	5,503,610
City Developments, Ltd.	676,400	3,972,841
Keppel Corp., Ltd.	18,800	87,826
Singapore Exchange, Ltd.	97,900	666,985
UOL Group, Ltd.	34,500	182,870
		10,736,485

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
Spain: 2.4%
Banco Bilbao Vizcaya Argentaria SA	1,214,197	$5,515,582
Iberdrola SA	960,385	9,998,956
Red Electrica Corp. SA (a)	128,329	2,429,213
		17,943,751
Sweden: 3.3%
Assa Abloy AB, Class B	213,197	4,549,633
Atlas Copco AB, Class A	467,372	4,374,623
Atlas Copco AB, Class B	442,352	3,706,431
Electrolux AB, Class B (a)	24,481	330,661
Husqvarna AB, Class B	199,570	1,470,995
Nibe Industrier AB, Class B	308,074	2,322,337
Sandvik AB	149,502	2,436,449
Svenska Cellulosa AB SCA, Class B	22,712	341,249
Tele2 AB, Class B	37,674	429,591
Telefonaktiebolaget LM Ericsson, Class B	258,664	1,931,965
Telia Company AB	577,683	2,217,206
		24,111,140
Switzerland: 10.4%
ABB, Ltd.	271,994	7,294,381
Chocoladefabriken Lindt & Spruengli AG-PC	83	845,109
Coca-Cola HBC AG (b)	22,989	512,234
Geberit AG	1,600	769,766
Givaudan SA	714	2,516,644
Lonza Group AG	11,705	6,252,077
Roche Holding AG	71,697	23,968,292
SGS SA	1,159	2,658,374
Sika AG	28,288	6,529,922
Sonova Holding AG	2,456	784,892
Straumann Holding AG	88,883	10,707,382
Swiss Life Holding AG	3,320	1,620,716
Swiss Re AG	159,142	12,352,279
		76,812,068
United Kingdom: 16.1%
Ashtead Group PLC	22,298	938,044
Associated British Foods PLC	70,414	1,358,678
AstraZeneca PLC	173,221	22,851,614
BT Group PLC	1,127,959	2,563,578
Bunzl PLC	22,989	763,481
GSK PLC	789,692	17,019,115
HSBC Holdings PLC	2,786,791	18,204,772
Informa PLC (b)	145,479	939,883
J Sainsbury PLC	445,957	1,109,836

85	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax International Sustainable Economy Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
COMMON STOCKS, continued
United Kingdom, continued
Kingfisher, PLC	8,323	$24,873
Legal & General Group PLC	1,861,754	5,442,974
Lloyds Banking Group, PLC	4,182,435	2,151,890
Next PLC	4,518	322,767
Reckitt Benckiser Group PLC	64,176	4,826,823
RELX PLC	333,115	9,044,523
Rentokil Initial, PLC	115,625	670,274
Schroders PLC	2,939	96,009
Segro PLC, REIT	57,941	691,686
Spirax-Sarco Engineering, PLC	17,344	2,091,837
St James’s Place, PLC	204,579	2,752,679
Tesco PLC	1,963,075	6,118,125
Unilever PLC	234,134	10,671,779
Vodafone Group PLC	5,334,495	8,294,562
		118,949,802
Total Common Stocks
(Cost $731,402,771)		731,164,758

PREFERRED STOCKS: 0.1%
Germany: 0.1%
Henkel AG & Co. KGaA	6,271	388,053
(Cost $602,013)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.545% (c)(d)	9,494,300	9,494,300
(Cost $9,494,300)

TOTAL INVESTMENTS: 100.6%
(Cost $741,499,084)		741,047,111

PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.3%		(9,494,299)

OTHER ASSETS AND LIABILITIES — (NET): 0.7%		5,161,012

NET ASSETS: 100.0%		$736,713,824

(a)	Security or partial position of this security was on loan as of June 30, 2022. The total market value of securities on loan as of June 30, 2022 was $11,526,018.
(b)	Non-income producing security.
(c)	Rate shown represents annualized 7-day yield as of June 30, 2022
(d)	Premier Class shares

REIT - Real Estate Investment Trust

SUMMARY OF INVESTMENTS BY SECTOR

Sector	Value	Percent Of Net Assets
Communication Services	$45,413,456	6.2%
Consumer Discretionary	52,670,379	7.0%
Consumer Staples	51,371,032	7.0%
Financials	161,898,438	22.0%
Health Care	136,174,295	18.5%
Industrials	116,890,341	15.9%
Information Technology	66,703,742	9.1%
Materials	56,507,736	7.7%
Real Estate	27,675,938	3.7%
Utilities	16,247,455	2.2%
Other assets and liabilities (net)	5,161,012	0.7%
Total	$736,713,824	100.0%

SEE NOTES TO FINANCIAL STATEMENTS	86

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS: 98.3%
Community Investment Notes: 0.1%
CEI Investment Note, 2.000%, 10/31/23 (a)(b)	$298,550	$298,550
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (a)(b)	250,000	248,255
(Cost $548,550)		546,805

CORPORATE BONDS: 35.5%
Communication Services: 2.7%
Alphabet, Inc., 1.900%, 08/15/40	700,000	503,019
Altice France Holding SA, 144A, 10.500%, 05/15/27 (c)	1,000,000	841,060
AT&T, Inc., 0.900%, 03/25/24	1,500,000	1,431,474
AT&T, Inc., 4.300%, 02/15/30	1,000,000	976,698
AT&T, Inc., 2.750%, 06/01/31	2,000,000	1,728,976
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (c)	1,000,000	858,315
Charter Communications Operating, LLC/Capital, 5.050%, 03/30/29	1,000,000	963,596
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (c)	1,000,000	959,275
Discovery Communications, LLC, 3.950%, 03/20/28	1,500,000	1,401,666
Level 3 Financing, Inc., 144A, 3.750%, 07/15/29 (c)	1,000,000	775,000
Level 3 Financing, Inc., 144A, 3.875%, 11/15/29 (c)	1,000,000	827,863
Magallanes, Inc., 144A, 3.638%, 03/15/25 (c)	1,750,000	1,697,105
Magallanes, Inc., 144A, 4.054%, 03/15/29 (c)	1,000,000	916,698
Switch, Ltd., 144A, 4.125%, 06/15/29 (c)	1,000,000	991,165
T-Mobile USA, Inc., 4.750%, 02/01/28	1,000,000	971,300
T-Mobile USA, Inc., 3.000%, 02/15/41	1,000,000	747,331

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Communication Services, continued
Verizon Communications, Inc., 2.355%, 03/15/32	$1,011,000	$839,127
Verizon Communications, Inc., 3.400%, 03/22/41	1,500,000	1,223,756
Verizon Communications, Inc., 2.850%, 09/03/41	1,500,000	1,126,835
Verizon Communications, Inc., 3.875%, 03/01/52	1,000,000	840,294
		20,620,553
Consumer Discretionary: 2.7%
Amazon.com, Inc., 2.730%, 04/13/24	500,000	496,588
Amazon.com, Inc., 3.450%, 04/13/29	2,500,000	2,432,218
Amazon.com, Inc., 2.875%, 05/12/41	800,000	641,340
Amazon.com, Inc., 2.500%, 06/03/50	1,000,000	706,912
American Museum of Natural History, The, 3.121%, 07/15/52	750,000	584,793
American University, The, 3.672%, 04/01/49	1,000,000	857,710
Aptiv, PLC/Corp., 3.250%, 03/01/32	750,000	638,057
California Endowment, The, 2.498%, 04/01/51	1,000,000	698,279
Doris Duke Charitable Foundation, The, 2.345%, 07/01/50	2,000,000	1,355,494
Expedia Group, Inc., 144A, 6.250%, 05/01/25 (c)	1,000,000	1,031,163
Ford Motor Credit Co., LLC, 4.950%, 05/28/27	500,000	465,520
Ford Motor Co., 3.250%, 02/12/32	2,350,000	1,765,731
Ford Motor Co., 4.750%, 01/15/43	1,000,000	715,539
Home Depot, Inc., The, 2.875%, 04/15/27 (d)	750,000	725,202
Local Initiatives Support Corp., 1.000%, 11/15/25 (b)	1,000,000	912,001

87	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Discretionary, continued
Lowe’s Cos., Inc., 2.800%, 09/15/41	$750,000	$545,999
Lowe’s Cos., Inc., 3.000%, 10/15/50	250,000	174,708
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	666,865
Massachusetts Institute of Technology, 3.067%, 04/01/52	700,000	579,727
Nature Conservancy, The, 3.957%, 03/01/52	750,000	688,954
Starbucks Corp., 2.250%, 03/12/30	1,000,000	845,580
Starbucks Corp., 4.450%, 08/15/49	2,000,000	1,797,700
Whirlpool Corp., 2.400%, 05/15/31	1,000,000	830,025
WK Kellogg Foundation Trust, 144A, 2.443%, 10/01/50 (c)	1,000,000	721,583
		20,877,688
Consumer Staples: 2.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.250%, 03/15/26 (c)	1,000,000	872,916
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (c)	1,000,000	895,300
Campbell Soup Co., 2.375%, 04/24/30	1,000,000	844,916
Capital Impact Partners, 2.300%, 10/15/24 (b)	500,000	478,504
Clorox Co., The, 1.800%, 05/15/30	1,500,000	1,228,190
CVS Health Corp., 4.300%, 03/25/28	219,000	216,900
CVS Health Corp., 2.125%, 09/15/31	2,000,000	1,624,377

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Consumer Staples, continued
CVS Health Corp., 5.125%, 07/20/45	$1,000,000	$965,425
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (c)	1,500,000	1,497,487
General Mills, Inc., 2.875%, 04/15/30	1,000,000	886,829
General Mills, Inc., 2.250%, 10/14/31 (d)	750,000	615,806
Kellogg Co., 2.100%, 06/01/30	1,000,000	832,996
Keurig Dr Pepper, Inc., 0.750%, 03/15/24	1,000,000	951,791
Keurig Dr Pepper, Inc., 3.200%, 05/01/30	1,000,000	895,663
Keurig Dr Pepper, Inc., 4.050%, 04/15/32	1,250,000	1,171,097
Keurig Dr Pepper, Inc., 3.350%, 03/15/51	250,000	186,558
Kraft Heinz Foods Co., 4.250%, 03/01/31	1,000,000	952,063
Kraft Heinz Foods Co., 4.375%, 06/01/46	1,000,000	834,990
PepsiCo, Inc., 2.875%, 10/15/49	1,000,000	795,902
Raza Development Fund, Inc., 3.534%, 07/01/34	1,000,000	917,406
Sysco Corp., 5.950%, 04/01/30	995,000	1,061,916
		18,727,032
Energy: 0.3%
MidAmerican Energy Co., 3.100%, 05/01/27	1,000,000	966,177
MidAmerican Energy Co., 3.650%, 04/15/29	1,000,000	972,396
		1,938,573
Financials: 12.3%
Aflac, Inc., 1.125%, 03/15/26	1,500,000	1,355,125
Aflac, Inc., 3.600%, 04/01/30 (d)	1,000,000	947,978
Allstate Corp., The, 1.450%, 12/15/30	2,000,000	1,590,962

SEE NOTES TO FINANCIAL STATEMENTS	88

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Allstate Corp., The, 3.850%, 08/10/49	$1,000,000	$857,670
Assured Guaranty US Holdings, Inc., 3.150%, 06/15/31	1,000,000	868,774
Astrazeneca Finance, LLC, 1.750%, 05/28/28	1,000,000	883,122
Bank of America Corp., 1.486%, 05/19/24 (e)	1,650,000	1,613,015
Bank of America Corp., 0.981%, 09/25/25 (e)	2,000,000	1,852,458
Bank of America Corp., 3.559%, 04/23/27 (e)	1,000,000	959,099
Bank of America Corp., 2.572%, 10/20/32 (e)	1,000,000	825,849
Bank of America Corp., 4.083%, 03/20/51 (e)	1,000,000	864,304
Bank of Montreal, 1.250%, 09/15/26 (d)	2,000,000	1,773,143
Bank of New York Mellon Corp., The, 3.400%, 01/29/28	1,000,000	959,891
BlueHub Loan Fund, Inc., 2.890%, 01/01/27	1,000,000	888,064
BNG Bank NV, 144A, 0.500%, 11/24/25 (c)	250,000	228,342
Calvert Impact Capital, Inc., 3.000%, 03/14/25	1,000,000	1,062,930
Century Housing Corp., 0.950%, 02/15/23	1,000,000	986,621
Chubb INA Holdings, Inc., 1.375%, 09/15/30	2,000,000	1,597,733
Chubb INA Holdings, Inc., 2.850%, 12/15/51	250,000	183,257
Citigroup, Inc., 1.281%, 11/03/25 (e)	1,500,000	1,393,914
Citigroup, Inc., 2.014%, 01/25/26 (e)	2,000,000	1,875,936
Goldman Sachs Group Inc., The, 0.855%, 02/12/26 (e)	2,500,000	2,276,615
Goldman Sachs Group, Inc., The, 3.210%, 04/22/42 (e)	750,000	573,991

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
ING Groep NV, 3.869%, 03/28/26 (e)	$1,500,000	$1,471,851
JPMorgan Chase & Co., 0.653%, 09/16/24 (e)	3,000,000	2,876,493
JPMorgan Chase & Co., 0.563%, 02/16/25 (e)	2,000,000	1,884,812
JPMorgan Chase & Co., 0.768%, 08/09/25 (e)	2,000,000	1,856,957
JPMorgan Chase & Co., 2.947%, 02/24/28 (e)	1,000,000	927,279
JPMorgan Chase & Co., 3.964%, 11/15/48 (e)	1,000,000	849,580
Kreditanstalt fuer Wiederaufbau, 2.375%, 12/29/22	3,000,000	2,997,050
Kreditanstalt fuer Wiederaufbau, 2.625%, 02/28/24	5,000,000	4,968,405
Kreditanstalt fuer Wiederaufbau, 0.500%, 09/20/24	1,000,000	946,078
Kreditanstalt fuer Wiederaufbau, 1.250%, 01/31/25	2,000,000	1,911,007
Kreditanstalt fuer Wiederaufbau, 2.000%, 05/02/25	3,000,000	2,910,591
Kreditanstalt fuer Wiederaufbau, 3.125%, 06/10/25	2,000,000	1,997,030
Kreditanstalt fuer Wiederaufbau, 0.375%, 07/18/25	1,000,000	921,116
Kreditanstalt fuer Wiederaufbau, 0.625%, 01/22/26	5,000,000	4,588,856
Kreditanstalt fuer Wiederaufbau, 1.000%, 10/01/26	1,500,000	1,374,876
Kreditanstalt fuer Wiederaufbau, 1.750%, 09/14/29	4,000,000	3,649,678

89	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
MetLife, Inc., 4.875%, 11/13/43	$1,000,000	$987,923
Metropolitan Life Global Funding I, 144A, 0.950%, 07/02/25 (c)(d)	3,000,000	2,761,629
Morgan Stanley, 0.560%, 11/10/23 (e)	3,000,000	2,966,344
Morgan Stanley, 3.625%, 01/20/27	2,000,000	1,938,819
Morgan Stanley, 4.457%, 04/22/39 (e)	1,000,000	933,073
Morgan Stanley, 6.375%, 07/24/42	1,000,000	1,147,922
National Bank of Canada, 0.900%, 08/15/23 (e)	1,750,000	1,743,581
National Bank of Canada, 0.550%, 11/15/24 (e)	1,600,000	1,526,199
NatWest Group, PLC, 2.359%, 05/22/24 (e)	2,000,000	1,964,828
OneMain Finance Corp., 3.500%, 01/15/27	1,000,000	801,415
PNC Financial Services Group Inc., The, 1.150%, 08/13/26	1,000,000	894,174
PNC Financial Services Group, Inc., The, 3.450%, 04/23/29	500,000	466,989
Progressive Corp., The, 3.200%, 03/26/30	1,500,000	1,396,867
Prudential Financial, Inc., 1.500%, 03/10/26	250,000	229,586
Prudential Financial, Inc., 4.350%, 02/25/50	1,000,000	923,338
Royal Bank of Canada, 1.150%, 06/10/25	2,000,000	1,852,959
Sumitomo Mitsui Financial Group, Inc., 0.508%, 01/12/24	2,000,000	1,905,654
Toronto-Dominion Bank, The, 2.650%, 06/12/24	1,000,000	982,270
Toronto-Dominion Bank, The, 2.800%, 03/10/27	750,000	702,349

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Financials, continued
Toronto-Dominion Bank, The, 4.456%, 06/08/32	$800,000	$791,809
Travelers Cos, Inc., The, 4.100%, 03/04/49	1,000,000	905,652
Truist Financial Corp., 1.267%, 03/02/27 (e)	2,500,000	2,243,570
USAA Capital Corp., 144A, 2.125%, 05/01/30 (c)	1,000,000	857,977
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (c)	1,000,000	832,080
		94,307,459
Health Care: 3.8%
AbbVie, Inc., 3.200%, 11/21/29	1,000,000	920,742
AbbVie, Inc., 4.250%, 11/21/49	1,000,000	889,443
Agilent Technologies, Inc., 2.300%, 03/12/31	2,000,000	1,631,420
Amgen, Inc., 1.900%, 02/21/25	500,000	477,599
Amgen, Inc., 3.000%, 02/22/29	750,000	692,367
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (c)	1,000,000	919,330
Becton Dickinson & Co., 3.363%, 06/06/24	454,000	449,640
Becton Dickinson & Co., 3.700%, 06/06/27	1,000,000	967,279
Becton Dickinson & Co., 1.957%, 02/11/31	500,000	404,125
Becton Dickinson & Co., 4.669%, 06/06/47	1,000,000	937,844
Bristol-Myers Squibb Co., 3.550%, 03/15/42	1,000,000	880,407
CVS Health Corp., 5.050%, 03/25/48	1,000,000	958,689
Danaher Corp., 2.600%, 10/01/50	1,000,000	706,292
Elevance Health Inc, 2.375%, 01/15/25	1,000,000	963,918
Elevance Health Inc, 1.500%, 03/15/26	500,000	457,179

SEE NOTES TO FINANCIAL STATEMENTS	90

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Health Care, continued
Elevance Health Inc, 4.101%, 03/01/28	$1,000,000	$990,523
Elevance Health Inc, 2.250%, 05/15/30	1,000,000	855,470
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (c)	1,000,000	876,250
Kaiser Foundation Hospitals, 2.810%, 06/01/41	1,000,000	777,093
Kaiser Foundation Hospitals, 3.266%, 11/01/49	1,000,000	795,410
Laboratory Corp of America Holdings, 1.550%, 06/01/26	1,000,000	898,494
Merck & Co., Inc., 2.350%, 06/24/40	1,000,000	752,081
Novant Health, Inc., 2.637%, 11/01/36	1,500,000	1,213,348
Pfizer, Inc., 1.750%, 08/18/31	2,250,000	1,883,807
Quest Diagnostics, Inc., 3.450%, 06/01/26	1,000,000	975,199
Seattle Children’s Hospital, 1.208%, 10/01/27	1,000,000	858,218
Thermo Fisher Scientific, Inc., 1.750%, 10/15/28	500,000	437,508
Thermo Fisher Scientific, Inc., 2.000%, 10/15/31	1,500,000	1,259,092
UnitedHealth Group, Inc., 3.700%, 05/15/27	750,000	747,935
UnitedHealth Group, Inc., 4.000%, 05/15/29	750,000	743,459
UnitedHealth Group, Inc., 2.750%, 05/15/40	500,000	390,247
UnitedHealth Group, Inc., 3.050%, 05/15/41	750,000	605,798
Zoetis, Inc., 3.000%, 09/12/27	1,000,000	943,380
Zoetis, Inc., 3.900%, 08/20/28	1,000,000	969,157
		29,228,743
Industrials: 2.8%
Burlington Northern Santa Fe, LLC, 3.550%, 02/15/50	1,000,000	837,372

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Industrials, continued
Caterpillar, Inc., 2.600%, 04/09/30	$1,000,000	$905,969
Cummins, Inc., 7.125%, 03/01/28	1,000,000	1,136,551
Johnson Controls International PLC/Tyco Fire & Security Finance SCA, 1.750%, 09/15/30	1,000,000	814,063
Masco Corp., 1.500%, 02/15/28	1,000,000	839,970
Meritor, Inc., 144A, 4.500%, 12/15/28 (c)	1,000,000	964,231
Nature Conservancy, The, 1.861%, 07/01/33	266,000	207,267
Norfolk Southern Corp., 2.300%, 05/15/31	2,500,000	2,135,462
Norfolk Southern Corp., 2.900%, 08/25/51	1,500,000	1,077,586
Republic Services, Inc., 1.450%, 02/15/31	2,000,000	1,572,034
Roper Technologies, Inc., 2.000%, 06/30/30	1,500,000	1,209,354
Standard Industries, Inc., 144A, 4.750%, 01/15/28 (c)	1,000,000	857,760
Tesla Energy Operations, Inc., 4.700%, 05/29/25 (b)	2,000,000	1,931,380
Union Pacific Corp., 2.400%, 02/05/30	500,000	442,549
Union Pacific Corp., 3.200%, 05/20/41	1,000,000	817,566
United Rentals North America, Inc., 5.250%, 01/15/30	2,000,000	1,858,540
Waste Management, Inc., 3.150%, 11/15/27 (d)	2,500,000	2,398,909
Waste Management, Inc., 2.500%, 11/15/50	350,000	236,179
Xylem, Inc., 1.950%, 01/30/28	1,500,000	1,326,116
		21,568,858

91	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Information Technology: 3.2%
Analog Devices, Inc., 2.950%, 04/01/25	$1,000,000	$980,523
Analog Devices, Inc., 1.700%, 10/01/28	750,000	657,932
Apple, Inc., 3.000%, 06/20/27	2,500,000	2,446,536
Apple, Inc., 2.375%, 02/08/41	1,000,000	766,697
Apple, Inc., 2.400%, 08/20/50	1,000,000	703,970
Block, Inc., 144A, 3.500%, 06/01/31 (c)(d)	2,000,000	1,598,110
Broadcom, Inc., 144A, 3.500%, 02/15/41 (c)	1,000,000	755,830
Dell International, LLC/EMC Corp., 6.020%, 06/15/26	1,000,000	1,039,797
Gartner, Inc., 144A, 4.500%, 07/01/28 (c)	1,000,000	920,000
Hewlett Packard Enterprise Co., 1.450%, 04/01/24	2,500,000	2,400,944
HP, Inc., 4.750%, 01/15/28	500,000	494,547
HP, Inc., 2.650%, 06/17/31	1,500,000	1,206,662
MasterCard, Inc., 2.950%, 06/01/29	500,000	468,885
MasterCard, Inc., 2.950%, 03/15/51	1,000,000	777,780
Microchip Technology, Inc., 0.972%, 02/15/24	1,000,000	950,286
Microsoft Corp., 2.921%, 03/17/52	1,000,000	790,419
NetApp, Inc., 3.250%, 12/15/22	671,000	671,446
NetApp, Inc., 1.875%, 06/22/25	1,000,000	933,751
NXP BV/Funding, LLC/USA, Inc., 2.500%, 05/11/31	1,500,000	1,234,678
NXP BV/Funding, LLC/USA, Inc., 5.000%, 01/15/33	800,000	781,763
TSMC Arizona Corp., 3.125%, 10/25/41	750,000	616,956
TSMC Global, Ltd., 144A, 1.250%, 04/23/26 (c)	1,000,000	911,092
Visa, Inc., 3.650%, 09/15/47	2,000,000	1,784,692
Western Digital Corp., 2.850%, 02/01/29	1,000,000	815,780
		24,709,076

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Materials: 0.3%
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (c)	$1,000,000	$805,530
Ecolab, Inc., 2.125%, 08/15/50	500,000	321,448
Ecolab, Inc., 2.750%, 08/18/55	950,000	663,780
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (c)(d)	1,000,000	848,757
		2,639,515
Real Estate: 1.9%
Alexandria Real Estate Equities, Inc., 2.000%, 05/18/32	500,000	395,488
Alexandria Real Estate Equities, Inc., 1.875%, 02/01/33	1,000,000	753,097
American Tower Corp., 1.600%, 04/15/26	500,000	447,510
American Tower Corp., 3.650%, 03/15/27	500,000	475,271
American Tower Corp., 2.100%, 06/15/30	250,000	200,452
American Tower Corp., 2.950%, 01/15/51	500,000	339,550
Crown Castle International Corp, 1.050%, 07/15/26	1,000,000	866,572
Crown Castle International Corp., 3.300%, 07/01/30	500,000	441,456
Crown Castle International Corp., 2.500%, 07/15/31	500,000	409,686
Equinix, Inc., 1.000%, 09/15/25	1,000,000	896,959
Equinix, Inc., 3.900%, 04/15/32	1,250,000	1,131,993
HAT Holdings I ,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (c)	850,000	733,206
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 3.750%, 09/15/30 (c)	1,000,000	799,415

SEE NOTES TO FINANCIAL STATEMENTS	92

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Real Estate, continued
Prologis, LP, 1.250%, 10/15/30	$500,000	$395,689
Prologis, LP, 1.625%, 03/15/31	1,000,000	807,235
SBA Tower Trust, 144A, 1.631%, 11/15/26 (c)	1,000,000	895,716
SBA Tower Trust, 144A, 1.840%, 04/15/27 (c)	2,000,000	1,784,679
Welltower, Inc., 2.050%, 01/15/29	750,000	631,911
Welltower, Inc., 2.750%, 01/15/32	500,000	417,050
Welltower, Inc., 3.850%, 06/15/32	1,500,000	1,368,827
		14,191,762
Utilities: 3.1%
AES Corp., The, 1.375%, 01/15/26	2,000,000	1,766,222
AES Corp., The, 2.450%, 01/15/31	1,000,000	805,273
American Water Capital Corp., 2.800%, 05/01/30	3,000,000	2,692,870
Avangrid, Inc., 3.200%, 04/15/25	1,000,000	973,370
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (c)	2,000,000	1,618,490
Consolitated Edison Co. of New York, Inc., 3.350%, 04/01/30	1,000,000	932,654
DTE Electric Co., 1.900%, 04/01/28	1,500,000	1,338,346
DTE Electric Co., 3.950%, 03/01/49	1,000,000	899,518
Georgia Power Co., 3.250%, 03/15/51	1,000,000	736,463
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (c)	1,000,000	799,950
Niagara Mohawk Power Corp., 144A, 1.960%, 06/27/30 (c)	2,000,000	1,656,688

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
CORPORATE BONDS, continued
Utilities, continued
NSTAR Electric Co., 3.250%, 05/15/29	$3,000,000	$2,842,611
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (c)	1,000,000	871,865
PG&E Energy Recovery Funding, LLC, 2.822%, 07/15/46	750,000	582,842
SCE Recovery Funding, LLC, 2.943%, 11/15/42	1,250,000	1,114,629
Southern Power Co., 4.150%, 12/01/25	1,000,000	1,002,107
Southern Power Co., 0.900%, 01/15/26	500,000	447,160
Southwestern Public Service Co., 3.150%, 05/01/50	1,500,000	1,148,317
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (c)(d)	750,000	653,600
Union Electric Co., 2.150%, 03/15/32	1,000,000	831,686
		23,714,661
TOTAL CORPORATE BONDS
(Cost $307,480,457)		272,523,920

U.S. GOVERNMENT AGENCY BONDS: 1.2%
Agency Securities: 1.2%
North American Development Bank, 2.400%, 10/26/22	2,000,000	1,996,048
United States International Development Finance Corp., 1.700%, 09/15/26 (e)	1,416,667	1,416,667
United States International Development Finance Corp., 3.130%, 04/15/28	1,000,000	984,196
United States International Development Finance Corp., 1.650%, 04/15/28	500,000	458,297
United States International Development Finance Corp., 1.440%, 04/15/28	1,000,000	907,192

93	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
U.S. GOVERNMENT AGENCY BONDS, continued
Agency Securities, continued
United States International Development Finance Corp., 1.600%, 03/15/30 (e)	$2,000,000	$2,000,000
United States International Development Finance Corp., 3.520%, 09/20/32	1,464,286	1,468,179
TOTAL U.S. GOVERNMENT AGENCY BONDS
(Cost $9,373,317)		9,230,579

GOVERNMENT BONDS: 0.7%
Caisse d’Amortissement de la Dette Sociale, 144A, 1.375%, 01/20/31 (c)	3,000,000	2,556,765
Kommunalbanken AS, 144A, 0.500%, 10/21/24 (c)	500,000	471,460
Kommunalbanken AS, 144A, 1.125%, 10/26/26 (c)	1,500,000	1,374,275
Kommunalbanken AS, 144A, 1.125%, 06/14/30 (c)	1,000,000	849,043
TOTAL GOVERNMENT BONDS
(Cost $5,568,097)		5,251,543

SUPRANATIONAL BONDS: 12.3%
Council Of Europe Development Bank, 3.000%, 06/16/25	1,000,000	996,896
European Bank for Reconstruction & Development, 0.250%, 07/10/23	3,000,000	2,920,106
European Bank for Reconstruction & Development, 1.625%, 09/27/24	3,000,000	2,908,502
European Bank for Reconstruction & Development, 0.500%, 11/25/25	3,000,000	2,740,913
European Investment Bank, 2.500%, 03/15/23	5,000,000	4,990,231
European Investment Bank, 0.250%, 09/15/23	5,000,000	4,834,242

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
SUPRANATIONAL BONDS, continued
European Investment Bank, 3.125%, 12/14/23	$3,000,000	$3,004,686
European Investment Bank, 3.250%, 01/29/24	8,000,000	8,029,079
European Investment Bank, 2.750%, 08/15/25	2,000,000	1,979,799
European Investment Bank, 1.375%, 03/15/27 (d)	2,000,000	1,846,093
European Investment Bank, 1.750%, 03/15/29 (d)	800,000	731,139
European Investment Bank, 0.750%, 09/23/30	1,000,000	830,959
European Investment Bank, 1.250%, 02/14/31 (d)	2,000,000	1,717,387
Inter-American Development Bank, 0.250%, 11/15/23	4,000,000	3,859,739
Inter-American Development Bank, 2.625%, 01/16/24	3,000,000	2,980,106
Inter-American Development Bank, 0.340%, 10/15/24	4,000,000	3,748,886
Inter-American Development Bank, 1.750%, 03/14/25 (d)	3,000,000	2,895,636
Inter-American Development Bank, 0.625%, 07/15/25	3,000,000	2,779,056
Inter-American Development Bank, 0.875%, 04/20/26	2,000,000	1,837,437
Inter-American Development Bank, 1.500%, 01/13/27	2,000,000	1,862,015
Inter-American Development Bank, 0.625%, 09/16/27	600,000	526,985
Inter-American Development Bank, 1.125%, 01/13/31	3,250,000	2,750,440
Inter-American Investment Corp., 2.625%, 04/22/25	1,000,000	983,871

SEE NOTES TO FINANCIAL STATEMENTS	94

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
SUPRANATIONAL BONDS, continued
International Bank for Reconstruction & Development, 2.125%, 07/01/22	$2,000,000	$2,000,000
International Bank for Reconstruction & Development, 1.625%, 01/15/25	8,000,000	7,724,125
International Bank for Reconstruction & Development, 0.625%, 04/22/25	5,000,000	4,667,447
International Bank for Reconstruction & Development, 0.500%, 10/28/25	500,000	458,631
International Bank for Reconstruction & Development, 0.750%, 11/24/27	1,000,000	879,904
International Bank for Reconstruction & Development, 1.375%, 04/20/28	1,500,000	1,352,832
International Bank for Reconstruction & Development, 1.536%, 02/11/31 (e)	2,000,000	2,004,831
International Bank for Reconstruction & Development, 1.625%, 11/03/31	1,500,000	1,313,144
International Bank for Reconstruction & Development, 2.750%, 05/31/36	2,000,000	1,786,468
International Development Association, 144A, 0.375%, 09/23/25 (c)	3,200,000	2,925,373
International Finance Corp., 0.375%, 07/16/25	1,000,000	922,651
International Finance Corp., 0.750%, 10/08/26	2,250,000	2,031,986

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
SUPRANATIONAL BONDS, continued
Nordic Investment Bank, 0.375%, 09/20/24	$1,500,000	$1,414,571
Nordic Investment Bank, 0.375%, 09/11/25	3,000,000	2,749,222
TOTAL SUPRANATIONAL BONDS
(Cost $99,494,961)		93,985,388

MUNICIPAL BONDS: 2.2%
California Health Facilities Financing Authority, 1.970%, 06/01/23	500,000	494,647
California Health Facilities Financing Authority, 4.190%, 06/01/37	1,000,000	953,241
California State University, 2.795%, 11/01/41	500,000	380,617
California State University, 2.939%, 11/01/52	905,000	692,988
City of Los Angeles CA Wastewater System Revenue, 4.029%, 06/01/39	1,020,000	934,796
City of San Francisco CA Public Utilities Commission Water Revenue, 3.303%, 11/01/39	2,000,000	1,770,968
Commonwealth of Massachusetts, 3.277%, 06/01/46	2,000,000	1,680,412
Ford Foundation, The, 2.415%, 06/01/50	750,000	536,451
Massachusetts School Building Authority, 3.395%, 10/15/40	1,000,000	846,793
Ontario Teachers’ Finance Trust, 144A, 1.250%, 09/27/30 (c)	1,000,000	836,327
Santa Clara Valley Water District, 3.369%, 06/01/27	1,305,000	1,294,796
State of California, 7.550%, 04/01/39	2,000,000	2,718,715
State of Oregon, 4.721%, 05/01/42	2,000,000	2,022,524

95	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MUNICIPAL BONDS, continued
University of Massachusetts Building Authority, 6.573%, 05/01/39	$125,000	$125,234
University of Massachusetts Building Authority, 5.450%, 11/01/40	1,225,000	1,338,758
TOTAL MUNICIPAL BONDS
(Cost $18,416,387)		16,627,267

U.S. TREASURY NOTES: 14.7%
0.125%, 07/15/24 (TIPS)	4,869,400	4,917,005
2.750%, 05/15/25	6,000,000	5,954,531
0.625%, 01/15/26 (TIPS)	3,649,530	3,691,689
2.750%, 04/30/27	18,500,000	18,252,129
0.375%, 07/15/27 (TIPS)	4,726,640	4,711,818
2.875%, 04/30/29	11,000,000	10,872,813
0.875%, 11/15/30	2,000,000	1,689,141
1.875%, 02/15/32	7,500,000	6,795,703
5.000%, 05/15/37	2,000,000	2,473,984
3.250%, 05/15/42	31,000,000	30,263,751
1.000%, 02/15/48 (TIPS)	1,172,180	1,121,216
2.875%, 05/15/52	23,000,000	21,729,609
TOTAL U.S. TREASURY NOTES
(Cost $113,420,212)		112,473,389

ASSET-BACKED SECURITIES: 6.9%
CarMax Auto Owner Trust 2019-4, 2.800%, 04/15/26	2,000,000	1,938,863
CarMax Auto Owner Trust 2020-3, 2.530%, 01/15/27	2,000,000	1,921,442
College Avenue Student Loans 2021-B, LLC, 144A, 1.760%, 06/25/52 (c)	424,899	382,095
Commonbond Student Loan Trust 2018-C-GS, 144A, 3.870%, 02/25/46 (c)	627,889	616,747
Commonbond Student Loan Trust 2019-A-GS, 144A, 2.540%, 01/25/47 (c)	663,984	625,539
Commonbond Student Loan Trust 2020-A-GS, 144A, 1.980%, 08/25/50 (c)	581,265	558,147
Commonbond Student Loan Trust 2021-A-GS, 144A, 1.200%, 03/25/52 (c)	313,942	290,693

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
Commonbond Student Loan Trust 2021-B-GS, 144A, 1.170%, 09/25/51 (c)	$404,134	$364,880
Foundation Finance Trust 2019-1, 144A, 3.860%, 11/15/34 (c)	1,640,309	1,622,759
Foundation Finance Trust 2021-1, 144A, 1.270%, 05/15/41 (c)	1,527,827	1,413,635
Foundation Finance Trust 2021-2, 144A, 2.190%, 01/15/42 (c)	616,949	579,510
FRTKL 2021-SFR1, 144A, 1.571%, 09/17/38 (c)	1,000,000	890,575
GoodLeap Sustainable Home Solutions Trust 2022-2, 144A, 4.000%, 04/20/49 (c)	2,546,982	2,414,658
Helios Issuer, LLC, 144A, 2.980%, 06/20/47 (c)	782,684	716,594
Loanpal Solar Loan 2021-1, Ltd., 144A, 2.290%, 01/20/48 (c)	947,115	821,516
Loanpal Solar Loan 2021-2 Ltd, 144A, 2.220%, 03/20/48 (c)	603,711	517,092
Mill City Solar Loan 2019-1, Ltd., 144A, 4.340%, 03/20/43 (c)	511,345	499,817
Mill City Solar Loan 2019-2, Ltd., 144A, 3.690%, 07/20/43 (c)	555,856	523,561
Mosaic Solar Loan Trust 2018-1, 144A, 4.010%, 06/22/43 (c)	821,998	793,919
Mosaic Solar Loan Trust 2019-2, 144A, 2.880%, 09/20/40 (c)	425,846	388,499
Mosaic Solar Loan Trust 2020-1, 144A, 2.100%, 04/20/46 (c)	490,794	446,046
Mosaic Solar Loan Trust 2020-2, 144A, 3.000%, 08/20/46 (c)	878,322	816,580

SEE NOTES TO FINANCIAL STATEMENTS	96

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
Mosaic Solar Loan Trust 2020-2, 144A, 1.440%, 08/20/46 (c)	$1,003,521	$870,952
Mosaic Solar Loan Trust 2021-1, 144A, 1.510%, 12/20/46 (c)	921,125	795,427
Mosaic Solar Loans 2017-1 LLC, 144A, 4.450%, 06/20/42 (c)	472,967	463,753
Mosaic Solar Loans 2017-2 LLC, 144A, 3.820%, 06/22/43 (c)	563,561	535,628
Mosaic Solar Loans 2017-2 LLC, 144A, 2.000%, 06/22/43 (c)	413,145	400,693
Mosaic Solar Loans Trust 2021-2, 144A, 2.090%, 04/22/47 (c)	851,871	751,232
OneMain Financial Issuance Trust 2022-S1, 144A, 4.130%, 05/14/35 (c)	1,800,000	1,775,201
PACEWell 5 Trust, 144A, 2.628%, 10/10/59 (c)	1,090,559	958,671
Progress Residential 2021-SFR1, 144A, 1.052%, 04/17/38 (c)	749,337	666,698
Progress Residential 2022-SFR1 Trust, 144A, 2.709%, 02/17/41 (c)	1,500,000	1,337,051
Service Experts Issuer 2021-1, LLC, 144A, 2.670%, 02/02/32 (c)	1,282,353	1,184,260
SoFi Professional Loan Program 2017-B, LLC, 144A, 3.700%, 05/25/40 (c)(e)	1,900,000	1,864,738
SoFi Professional Loan Program 2017-D, LLC, 144A, 3.610%, 09/25/40 (c)	1,500,000	1,462,988
SoFi Professional Loan Program 2017-E, LLC, 144A, 3.490%, 11/26/40 (c)	750,000	731,667

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
SoFi Professional Loan Program 2017-F, LLC, 144A, 3.620%, 01/25/41 (c)	$1,800,000	$1,733,755
SoFi Professional Loan Program 2018-B Trust, 144A, 3.830%, 08/25/47 (c)	500,000	483,810
Sofi Professional Loan Program 2019-C, LLC, 144A, 2.370%, 11/16/48 (c)	1,660,112	1,602,930
Sunnova Helios II Issuer, LLC 2019-A, 144A, 3.750%, 06/20/46 (c)	1,639,927	1,590,466
Sunnova Helios II Issuer, LLC 2021-A, 144A, 1.800%, 02/20/48 (c)	439,225	383,879
Sunnova Helios II Issuer, LLC 2021-B, 144A, 1.620%, 07/20/48 (c)	2,273,170	2,016,993
Sunnova Helios VII Issuer, LLC, 144A, 2.330%, 10/20/48 (c)	949,126	823,879
Sunnova Sol Issuer, LLC, 144A, 3.350%, 02/01/55 (c)	936,347	833,131
Sunrun Athena Issuer 2018-1, LLC, 144A, 5.310%, 04/30/49 (c)	920,155	901,384
Sunrun Atlas Issuer 2019-2, LLC, 144A, 3.610%, 02/01/55 (c)	932,847	847,854
Tesla Auto Lease Trust 2020-A, 144A, 4.640%, 08/20/24 (c)	1,000,000	989,349
Tesla Auto Lease Trust 2021-A, 144A, 1.340%, 03/20/25 (c)	500,000	468,026
Tesla Auto Lease Trust 2021-A, 144A, 1.180%, 03/20/25 (c)	750,000	708,168

97	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
ASSET-BACKED SECURITIES, continued
Tesla Auto Lease Trust 2021-B, 144A, 1.120%, 09/22/25 (c)	$500,000	$464,100
Towd Point Mortgage Trust 2015-2, 144A, 3.750%, 11/25/57 (c)(e)	258,978	259,075
Towd Point Mortgage Trust 2015-2, 144A, 3.322%, 11/25/60 (c)(e)	2,000,000	1,987,386
Tricon American Homes 2020-SFR2 Trust, 144A, 1.482%, 11/17/39 (c)	1,454,638	1,277,689
TRP - TRIP Rail Master Funding, LLC, 144A, 2.150%, 06/19/51 (c)	964,630	865,802
TRP 2021, LLC, 144A, 2.070%, 06/19/51 (c)	983,616	868,123
Vivint Solar Financing V, LLC, 144A, 4.730%, 04/30/48 (c)	930,139	888,326
TOTAL ASSET-BACKED SECURITIES
(Cost $56,897,242)		52,936,251

MORTGAGE-BACKED SECURITIES: 24.7%
Ginnie Mae (Mortgage-Backed): 0.5%
1.550%, 06/16/36	332,356	330,784
3.020%, 09/15/41	1,674,928	1,655,339
2.876%, 09/16/50 (e)	1,219,376	1,199,265
3.097%, 03/16/55 (e)	600,653	564,670
		3,750,058
Freddie Mac (Mortgage-Backed): 5.7%
4.000%, 06/01/26	652,636	660,703
2.939%, 04/25/29	3,000,000	2,907,606
0.704%, 04/25/29 (e)	499,657	446,393
2.412%, 08/25/29	2,000,000	1,846,971
1.503%, 09/25/30	651,000	555,573
1.487%, 11/25/30	2,000,000	1,696,444
1.204%, 09/25/31	709,493	638,782
3.000%, 07/01/33	782,513	750,347
4.500%, 01/01/34	561,461	582,379
3.500%, 01/01/34	618,610	618,819
2.576%, 01/25/34, 144A (c)(e)	472,406	455,976
3.000%, 12/01/34	765,734	756,835
4.000%, 10/01/35	1,005,322	1,022,951

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Freddie Mac (Mortgage-Backed), continued
2.500%, 11/01/36	$1,465,826	$1,347,418
2.776%, 01/25/42, 144A (c)(e)	1,100,000	989,781
3.500%, 01/01/44	984,060	967,327
3.500%, 02/01/45	982,299	971,538
3.000%, 06/01/46	1,296,607	1,231,379
3.000%, 01/01/47	1,415,863	1,341,434
4.000%, 08/01/47	338,410	338,234
3.500%, 08/01/47	782,856	764,517
3.500%, 09/01/47	589,548	576,610
3.500%, 10/01/47	715,106	699,404
3.500%, 12/01/47	630,965	617,113
4.000%, 04/01/48	1,339,792	1,343,418
3.500%, 05/01/48	422,486	411,804
3.000%, 12/01/49	1,891,066	1,768,672
3.000%, 02/01/50	3,104,264	2,918,647
3.000%, 03/01/50	1,233,083	1,152,147
4.724%, 03/25/50, 144A (c)(e)	958,700	952,003
2.500%, 05/01/50	1,550,285	1,400,028
2.000%, 02/01/51	2,662,482	2,324,604
4.000%, 08/01/51	3,755,730	3,710,955
3.000%, 04/01/52	4,975,694	4,649,666
		43,416,478
Fannie Mae (Mortgage-Backed): 17.0%
2.885%, 02/25/27 (e)	2,126,181	2,072,673
3.000%, 01/25/28 (e)	1,900,000	1,856,064
3.158%, 03/25/28 (e)	1,268,498	1,244,287
3.412%, 06/25/28 (e)	1,819,064	1,802,116
3.671%, 09/25/28 (e)	2,023,630	2,029,000
3.660%, 01/01/29	1,890,982	1,886,779
2.937%, 06/25/29	1,982,571	1,906,364
1.429%, 12/25/30 (e)	2,700,000	2,272,367
3.500%, 07/01/35	635,859	636,072
2.000%, 03/01/36	2,529,246	2,366,814
4.000%, 03/01/38	937,273	958,274
2.000%, 11/01/40	1,752,723	1,567,557
2.500%, 12/01/40	2,618,080	2,410,700
2.000%, 12/01/40	4,302,496	3,847,971
4.000%, 02/01/41	1,572,565	1,591,437
2.926%, 11/25/41, 144A (c)(e)	1,500,000	1,342,866
4.000%, 01/01/42	1,469,731	1,487,343
3.000%, 01/01/42	2,878,540	2,744,010

SEE NOTES TO FINANCIAL STATEMENTS	98

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Freddie Mac (Mortgage-Backed), continued
3.500%, 01/01/43	$1,420,921	$1,391,421
3.000%, 02/01/43	1,044,332	998,394
3.500%, 07/01/43	3,856,336	3,796,248
3.500%, 08/01/45	1,019,905	998,072
4.000%, 09/01/45	529,969	534,044
3.500%, 10/01/45	718,017	702,627
4.000%, 11/01/45	1,045,406	1,052,053
4.000%, 06/01/46	497,903	500,551
3.000%, 06/01/46	1,299,874	1,223,809
4.000%, 07/01/46	718,272	723,790
4.500%, 09/01/46	866,044	892,270
4.000%, 01/01/47	450,076	452,792
4.000%, 05/01/47	1,395,304	1,403,195
4.000%, 06/01/47	927,661	931,468
3.500%, 06/01/47	898,863	879,220
3.500%, 08/01/47	289,617	281,574
3.500%, 11/01/47	1,175,728	1,150,019
4.000%, 01/01/48	951,859	954,180
3.500%, 03/01/48	430,381	420,373
3.500%, 04/01/48	1,882,238	1,841,207
3.500%, 06/01/48	1,179,373	1,153,600
3.000%, 10/01/48	363,047	328,627
3.500%, 07/01/49	613,036	596,443
3.500%, 09/01/49	4,766,205	4,634,354
3.000%, 09/01/49	567,269	532,680
3.000%, 10/01/49	1,452,381	1,362,631
3.500%, 01/01/50	2,897,013	2,822,453
3.500%, 02/01/50	637,174	619,363
4.000%, 03/01/50	1,092,481	1,087,209
3.000%, 03/01/50	957,577	896,953
2.500%, 03/01/50	1,799,632	1,628,272
2.500%, 08/01/50	1,876,338	1,705,330
2.500%, 09/01/50	6,190,969	5,584,436
2.000%, 10/01/50	3,384,694	2,969,139
3.000%, 11/01/50	1,473,909	1,380,434
2.500%, 11/01/50	1,872,309	1,690,444
1.500%, 11/01/50	2,539,418	2,119,395
2.500%, 12/01/50	3,936,407	3,549,360
2.000%, 12/01/50	1,662,400	1,450,876
2.500%, 01/01/51	1,674,620	1,511,716
2.500%, 05/01/51	1,600,042	1,443,351
2.500%, 07/01/51	8,399,322	7,570,718
2.000%, 09/01/51	2,851,927	2,487,341
2.500%, 10/01/51	2,893,089	2,607,777

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
MORTGAGE-BACKED SECURITIES, continued
Freddie Mac (Mortgage-Backed), continued
2.000%, 10/01/51	$2,894,437	$2,525,028
2.500%, 11/01/51	2,940,002	2,649,832
3.500%, 01/01/52	2,662,757	2,567,234
3.000%, 02/01/52	2,886,502	2,694,694
2.500%, 02/01/52	3,862,082	3,481,047
3.500%, 03/01/52	2,987,053	2,881,742
3.500%, 04/01/52	6,927,867	6,677,232
		130,359,712
Commercial Mortgage-Backed: 1.5%
Angel Oak Mortgage Trust 2022-2, 144A, 3.353%, 01/25/67 (c)(e)	1,884,808	1,813,902
Connecticut Avenue Securities Trust 2021-R01, 144A, 2.476%, 10/25/41 (c)(e)	645,000	599,440
Flagstar Mortgage Trust 2021-5INV, 144A, 2.500%, 07/25/51 (c)(e)	826,761	763,631
Flagstar Mortgage Trust 2021-6INV, 144A, 2.500%, 08/25/51 (c)(e)	1,680,262	1,551,035
Mello Mortgage Capital Acceptance 2021-INV1, 144A, 2.500%, 06/25/51 (c)(e)	844,548	770,037
New Residential Mortgage Loan Trust 2019-2, 144A, 4.250%, 12/25/57 (c)(e)	1,035,025	1,021,324
New Residential Mortgage Loan Trust 2019-4, 144A, 3.500%, 12/25/58 (c)(e)	437,837	426,933
New Residential Mortgage Loan Trust 2019-5, 144A, 3.500%, 08/25/59 (c)(e)	604,131	591,175
New Residential Mortgage Loan Trust 2019-RPL3, 144A, 2.750%, 07/25/59 (c)(e)	1,299,376	1,259,310
Radnor RE 2018-1, Ltd., 144A, 3.024%, 03/25/28 (c)(e)	117,756	117,757

99	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Core Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
BONDS, continued
Commercial Mortgage-Backed, continued
Sequoia Mortgage Trust 2018-CH1, 144A, 4.000%, 03/25/48 (c)(e)	$104,567	$101,964
Sequoia Mortgage Trust 2021-4, 144A, 2.500%, 06/25/51 (c)(e)	1,804,351	1,633,269
SLG Office Trust 2021-OVA, 144A, 2.585%, 07/15/41 (c)	750,000	638,220
		11,287,997
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $205,425,790)		188,814,245

TOTAL BONDS
(Cost $816,625,013)		752,389,387

CERTIFICATES OF DEPOSIT: 0.0% (f)
Community Credit Union of Lynn, 2.200%, 11/29/22 (b)	250,000	250,222
(Cost $250,000)

MONEY MARKET: 1.9%
State Street Institutional U.S. Government Money Market Fund, 1.430% (g)(h)	14,391,964	14,391,964
(Cost $14,391,964)

SECURITIES PURCHASED WITH CASH COLLATERAL FROM SECURITIES LENDING: 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.545% (g)(h)	8,558,963	8,558,963
(Cost $8,558,963)

TOTAL INVESTMENTS: 101.3%
(Cost $839,825,940)		775,590,536

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
PAYABLE UPON RETURN OF SECURITIES LOANED (NET):- 1.1%		$(8,558,963)

OTHER ASSETS AND LIABILITIES — (NET):- 0.2%		(1,210,854)

NET ASSETS: 100.0%		$765,820,719

(a)	Illiquid security.
(b)	Security valued using significant unobservable inputs.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(d)	Security of partial position of this security was on loan as of June 30, 2022. The total market value of securities on loan as of June 30, 2022 was $9,358,180.
(e)	Rate shown reflects the accrual rate as of June 30, 2022 on securities with variable or step rates.
(f)	Rounds to less than 0.05%.
(g)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(h)	Premier Class shares

LP - Limited Partnership

TIPS - Treasury Inflation Protected Securities

SEE NOTES TO FINANCIAL STATEMENTS	100

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
COMMON STOCKS: 0.3%
Health Care: 0.3%
Avantor, Inc.	$60,790	$1,890,569
Interactive Health, Inc. (a)(b)(c)	706	0

TOTAL COMMON STOCKS
(Cost $1,179,359)		1,890,569

PREFERRED STOCKS: 0.0%
Health Care: 0.0%
Interactive Health, Inc., 0.000% (a)(b)(c)	1,412	0
(Cost $357,962)

BONDS: 94.3%
Community Investment Notes: 0.1%
CEI Investment Note, 2.000%, 09/30/23 (b)(c)	$510,838	510,838
Envest Microfinance Fund, LLC, 4.000%, 04/20/26 (b)(c)	250,000	248,255
(Cost $760,838)		759,093

CORPORATE BONDS: 92.0%
Automotive: 5.7%
Allison Transmission, Inc., 144A, 4.750%, 10/01/27 (d)	2,575,000	2,359,020
Allison Transmission, Inc., 144A, 5.875%, 06/01/29 (d)	1,025,000	955,203
Allison Transmission, Inc., 144A, 3.750%, 01/30/31 (d)	2,475,000	1,987,970
Dana, Inc., 4.500%, 02/15/32	3,900,000	2,888,496
Ford Motor Co., 3.250%, 02/12/32	3,850,000	2,892,794
Ford Motor Co., 4.750%, 01/15/43	2,450,000	1,753,071
Ford Motor Credit Co., LLC, 3.810%, 01/09/24	1,025,000	996,277
Ford Motor Credit Co., LLC, 3.664%, 09/08/24	2,075,000	1,966,063
Ford Motor Credit Co., LLC, 5.125%, 06/16/25	3,750,000	3,588,899

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Automotive, continued
Ford Motor Credit Co., LLC, 2.700%, 08/10/26	$1,850,000	$1,578,790
Ford Motor Credit Co., LLC, 4.000%, 11/13/30	3,800,000	3,086,625
Gates Global, LLC/Corp., 144A, 6.250%, 01/15/26 (d)	2,175,000	2,020,336
IHO Verwaltungs GmbH, 144A, 4.750%, 09/15/26 (d)	2,175,000	1,872,431
IHO Verwaltungs GmbH, 144A, 6.375%, 05/15/29 (d)	2,025,000	1,765,800
Meritor, Inc., 144A, 6.250%, 06/01/25 (d)	1,025,000	1,052,480
Meritor, Inc., 144A, 4.500%, 12/15/28 (d)	2,975,000	2,868,587
		33,632,842
Banking: 0.3%
Ally Financial, Inc., 5.750%, 11/20/25	1,700,000	1,677,542

Basic Industry: 7.6%
Advanced Drainage Systems, Inc., 144A, 5.000%, 09/30/27 (d)	1,600,000	1,477,616
Advanced Drainage Systems, Inc., 144A, 6.375%, 06/15/30 (d)	2,450,000	2,396,798
Allegheny Technologies, Inc., 4.875%, 10/01/29	950,000	758,931
Allegheny Technologies, Inc., 5.125%, 10/01/31	950,000	729,193
BCPE Ulysses Intermediate, Inc., 144A, 7.750%, 04/01/27 (d)	1,525,000	939,865
CVR Partners, LP/CVR Nitrogen Finance Corp., 144A, 6.125%, 06/15/28 (d)	2,800,000	2,507,420
GPD Cos., Inc., 144A, 10.125%, 04/01/26 (d)	3,275,000	3,124,579
GYP Holdings III Corp., 144A, 4.625%, 05/01/29 (d)	4,450,000	3,476,607

101	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Basic Industry, continued
Interface, Inc., 144A, 5.500%, 12/01/28 (d)	$4,275,000	$3,627,300
Koppers, Inc., 144A, 6.000%, 02/15/25 (d)	3,472,000	3,229,689
LBM Acquisition, LLC, 144A, 6.250%, 01/15/29 (d)	2,125,000	1,371,346
Mercer International, Inc., 5.500%, 01/15/26	1,075,000	1,038,133
Mercer International, Inc., 5.125%, 02/01/29	1,825,000	1,561,826
Novelis Corp., 144A, 4.750%, 01/30/30 (d)	3,450,000	2,874,161
Olympus Water US Holding Corp., 144A, 4.250%, 10/01/28 (d)	1,975,000	1,550,020
Olympus Water US Holding Corp., 144A, 6.250%, 10/01/29 (d)	2,250,000	1,566,563
Shea Homes, LP/Funding Corp., 144A, 4.750%, 02/15/28 (d)	2,100,000	1,689,956
Shea Homes, LP/Funding Corp., 144A, 4.750%, 04/01/29 (d)	1,075,000	844,165
Standard Industries, Inc., 144A, 5.000%, 02/15/27 (d)	4,450,000	3,978,197
Standard Industries, Inc., 144A, 4.375%, 07/15/30 (d)	4,550,000	3,597,162
Taseko Mines, Ltd., 144A, 7.000%, 02/15/26 (d)	1,650,000	1,406,832
White Cap Buyer, LLC, 144A, 6.875%, 10/15/28 (d)	1,800,000	1,442,484
		45,188,843
Capital Goods: 7.0%
ARD Finance SA, 144A, 6.500%, 06/30/27 (d)	2,975,000	2,211,556
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 6.000%, 06/15/27 (d)	875,000	867,567

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Capital Goods, continued
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 3.250%, 09/01/28 (d)	$1,075,000	$919,005
Ardagh Metal Packaging Finance USA, LLC/Finance PLC, 144A, 4.000%, 09/01/29 (d)	1,275,000	1,027,051
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 4.125%, 08/15/26 (d)	1,600,000	1,358,768
Ardagh Packaging Finance, PLC/Holdings USA, Inc., 144A, 5.250%, 08/15/27 (d)	5,425,000	3,883,024
ASP Unifrax Holdings, Inc., 144A, 7.500%, 09/30/29 (d)	1,875,000	1,304,951
ATS Automation Tooling Systems, Inc., 144A, 4.125%, 12/15/28 (d)	3,150,000	2,634,865
Clydesdale Acquisition Holdings, Inc., 144A, 8.750%, 04/15/30 (d)	1,800,000	1,557,522
GrafTech Finance, Inc., 144A, 4.625%, 12/15/28 (d)	3,100,000	2,514,757
Graphic Packaging International, LLC, 144A, 3.750%, 02/01/30 (d)	4,950,000	4,201,347
Howmet Aerospace, Inc., 5.900%, 02/01/27	1,075,000	1,060,617
Howmet Aerospace, Inc., 6.750%, 01/15/28	2,025,000	2,028,686
Howmet Aerospace, Inc., 5.950%, 02/01/37	2,000,000	1,889,380
MajorDrive Holdings IV, LLC, 144A, 6.375%, 06/01/29 (d)	3,975,000	2,730,070
Manitowoc Co, Inc., The, 144A, 9.000%, 04/01/26 (d)	3,275,000	3,053,610

SEE NOTES TO FINANCIAL STATEMENTS	102

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Capital Goods, continued
OI European Group BV, 144A, 4.750%, 02/15/30 (d)	$2,100,000	$1,761,501
Owens-Brockway Glass Container, Inc., 144A, 6.375%, 08/15/25 (d)	1,075,000	1,027,200
Owens-Brockway Glass Container, Inc., 144A, 6.625%, 05/13/27 (d)	2,775,000	2,593,515
Terex Corp., 144A, 5.000%, 05/15/29 (d)	3,150,000	2,682,162
		41,307,154
Consumer Goods: 5.6%
BellRing Brands, Inc., 144A, 7.000%, 03/15/30 (d)	1,575,000	1,486,587
Darling Ingredients, Inc., 144A, 6.000%, 06/15/30 (d)	2,750,000	2,745,394
Lamb Weston Holdings, Inc., 144A, 4.125%, 01/31/30 (d)	2,100,000	1,823,231
Lamb Weston Holdings, Inc., 144A, 4.375%, 01/31/32 (d)	2,100,000	1,830,980
Land O’ Lakes, Inc., 144A, 7.000%, 09/18/28 (d)	1,685,000	1,593,547
Natura Cosmeticos SA, 144A, 4.125%, 05/03/28 (d)	2,850,000	2,350,680
Performance Food Group, Inc., 144A, 5.500%, 10/15/27 (d)	2,600,000	2,411,500
Performance Food Group, Inc., 144A, 4.250%, 08/01/29 (d)	4,075,000	3,410,694
Post Holdings, Inc., 144A, 5.750%, 03/01/27 (d)	758,000	735,275
Post Holdings, Inc., 144A, 5.500%, 12/15/29 (d)	4,000,000	3,583,879
Post Holdings, Inc., 144A, 4.500%, 09/15/31 (d)	3,075,000	2,523,960
Prestige Brands, Inc., 144A, 5.125%, 01/15/28 (d)	2,175,000	2,026,369

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Consumer Goods, continued
Spectrum Brands, Inc., 144A, 5.000%, 10/01/29 (d)	$1,075,000	$931,079
Spectrum Brands, Inc., 144A, 5.500%, 07/15/30 (d)	1,075,000	969,299
Spectrum Brands, Inc., 144A, 3.875%, 03/15/31 (d)	1,075,000	867,955
United Natural Foods, Inc., 144A, 6.750%, 10/15/28 (d)	4,050,000	3,790,562
		33,080,991
Financial Services: 2.3%
HAT Holdings I,LLC/HAT Holdings II, LLC, 144A, 3.375%, 06/15/26 (d)	3,750,000	3,234,731
HAT Holdings I, LLC/HAT Holdings II, LLC, 144A, 6.000%, 04/15/25 (d)	2,325,000	2,230,431
New Residential Investment Corp., 144A, 6.250%, 10/15/25 (d)	2,175,000	1,897,688
OneMain Finance Corp., 6.875%, 03/15/25	525,000	498,629
OneMain Finance Corp., 3.500%, 01/15/27	1,050,000	841,486
OneMain Finance Corp., 6.625%, 01/15/28	1,075,000	962,711
OneMain Finance Corp., 5.375%, 11/15/29	1,825,000	1,482,329
PennyMac Financial Services, Inc., 144A, 4.250%, 02/15/29 (d)	1,075,000	792,108
PennyMac Financial Services, Inc., 144A, 5.750%, 09/15/31 (d)	2,100,000	1,570,085
		13,510,198
Health Care: 8.9%
AdaptHealth, LLC, 144A, 6.125%, 08/01/28 (d)	2,075,000	1,838,263
AdaptHealth, LLC, 144A, 4.625%, 08/01/29 (d)	1,075,000	885,612

103	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Health Care, continued
AdaptHealth, LLC, 144A, 5.125%, 03/01/30 (d)	$950,000	$802,017
Akumin Escrow, Inc., 144A, 7.500%, 08/01/28 (d)	950,000	679,012
Akumin, Inc., 144A, 7.000%, 11/01/25 (d)	1,275,000	990,071
Avantor Funding, Inc., 144A, 4.625%, 07/15/28 (d)	5,600,000	5,148,247
Avantor Funding, Inc., 144A, 3.875%, 11/01/29 (d)	2,100,000	1,839,758
Bausch Health Cos., Inc., 144A, 6.125%, 02/01/27 (d)	1,900,000	1,618,411
Bausch Health Cos., Inc., 144A, 7.000%, 01/15/28 (d)	2,850,000	1,634,917
Bausch Health Cos., Inc., 144A, 5.000%, 02/15/29 (d)	1,900,000	993,862
Cano Health, LLC, 144A, 6.250%, 10/01/28 (d)	2,100,000	1,727,368
Centene Corp., 4.250%, 12/15/27	1,075,000	1,006,813
Centene Corp., 4.625%, 12/15/29	6,225,000	5,823,082
Cheplapharm Arzneimittel GmbH, 144A, 5.500%, 01/15/28 (d)	2,425,000	2,029,114
Encompass Health Corp., 4.500%, 02/01/28	525,000	450,400
Encompass Health Corp., 4.750%, 02/01/30	3,775,000	3,168,905
Endo Dac/Endo Finance, LLC/Endo Finco, Inc., 144A, 9.500%, 07/31/27 (d)	1,547,000	321,022
HealthEquity, Inc., 144A, 4.500%, 10/01/29 (d)	2,050,000	1,796,313
IQVIA, Inc., 144A, 5.000%, 05/15/27 (d)	3,350,000	3,178,095
Medline Borrower, LP, 144A, 5.250%, 10/01/29 (d)	1,750,000	1,442,735

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Health Care, continued
Minerva Merger Sub, Inc., 144A, 6.500%, 02/15/30 (d)	$2,050,000	$1,710,817
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 4.125%, 04/30/28 (d)	1,425,000	1,266,433
Organon & Co./Foreign Debt Co-Issuer BV, 144A, 5.125%, 04/30/31 (d)	2,750,000	2,382,793
Par Pharmaceutical, Inc., 144A, 7.500%, 04/01/27 (d)	1,640,000	1,251,566
Tenet Healthcare Corp., 144A, 5.125%, 11/01/27 (d)	4,200,000	3,787,160
Tenet Healthcare Corp., 144A, 6.125%, 10/01/28 (d)	3,400,000	2,920,158
Tenet Healthcare Corp., 144A, 6.125%, 06/15/30 (d)	2,000,000	1,851,120
		52,544,064
Insurance: 0.6%
GTCR AP Finance, Inc., 144A, 8.000%, 05/15/27 (d)	3,600,000	3,374,785

Leisure: 3.4%
Lindblad Expeditions, LLC, 144A, 6.750%, 02/15/27 (d)	2,450,000	2,104,440
MGM Resorts International, 6.750%, 05/01/25	1,075,000	1,056,542
MGM Resorts International, 5.500%, 04/15/27	4,100,000	3,685,073
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 5.875%, 10/01/28 (d)	1,050,000	959,910
Park Intermediate Holdings, LLC/PK Domestic Property, LLC/PK Finance Co-Issuer, 144A, 4.875%, 05/15/29 (d)	3,150,000	2,709,945

SEE NOTES TO FINANCIAL STATEMENTS	104

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Leisure, continued
VICI Properties, LP/VICI Note Co., Inc., 144A, 4.625%, 12/01/29 (d)	$6,650,000	$5,957,437
Viking Cruises, Ltd., 144A, 7.000%, 02/15/29 (d)	1,800,000	1,351,188
Viking Ocean Cruises Ship VII, Ltd., 144A, 5.625%, 02/15/29 (d)	3,150,000	2,487,789
		20,312,324
Media: 13.8%
Altice Financing SA, 144A, 5.750%, 08/15/29 (d)	2,100,000	1,691,204
Altice France Holding SA, 144A, 10.500%, 05/15/27 (d)	4,200,000	3,532,452
Altice France Holding SA, 144A, 6.000%, 02/15/28 (d)	1,025,000	729,446
Altice France SA, 144A, 5.500%, 01/15/28 (d)	3,275,000	2,648,198
Altice France SA, 144A, 5.125%, 07/15/29 (d)	2,850,000	2,160,713
CCO Holdings, LLC/Capital Corp., 144A, 5.125%, 05/01/27 (d)	1,075,000	1,018,014
CCO Holdings, LLC/Capital Corp., 144A, 5.375%, 06/01/29 (d)	3,275,000	2,934,138
CCO Holdings, LLC/Capital Corp., 144A, 4.750%, 03/01/30 (d)	8,375,000	7,188,388
CCO Holdings, LLC/Capital Corp., 4.500%, 05/01/32	3,925,000	3,191,359
Cimpress, PLC, 144A, 7.000%, 06/15/26 (d)	3,150,000	2,513,842
Clear Channel Outdoor Holdings, Inc., 144A, 7.750%, 04/15/28 (d)	2,050,000	1,496,797
CSC Holdings, LLC, 144A, 7.500%, 04/01/28 (d)	2,175,000	1,821,867
CSC Holdings, LLC, 144A, 6.500%, 02/01/29 (d)	800,000	724,096
CSC Holdings, LLC, 144A, 5.750%, 01/15/30 (d)	2,725,000	1,989,877

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Media, continued
CSC Holdings, LLC, 144A, 4.625%, 12/01/30 (d)	$2,725,000	$1,830,587
CSC Holdings, LLC, 144A, 4.125%, 12/01/30 (d)	2,025,000	1,584,927
DIRECTV Holdings, LLC/Financing Co.-Obligor, Inc., 144A, 5.875%, 08/15/27 (d)	1,150,000	984,751
DISH DBS Corp., 5.875%, 11/15/24	2,375,000	2,009,060
DISH DBS Corp., 7.375%, 07/01/28	2,025,000	1,382,721
DISH DBS Corp., 5.125%, 06/01/29	925,000	564,990
Gray Escrow II, Inc., 144A, 5.375%, 11/15/31 (d)	2,875,000	2,309,789
Gray Television, Inc., 144A, 4.750%, 10/15/30 (d)	3,175,000	2,488,740
iHeartCommunications, Inc., 8.375%, 05/01/27	2,350,000	1,872,527
iHeartCommunications, Inc., 144A, 5.250%, 08/15/27 (d)	2,200,000	1,886,060
iHeartCommunications, Inc., 144A, 4.750%, 01/15/28 (d)	2,025,000	1,671,577
LCPR Senior Secured Financing DAC, 144A, 6.750%, 10/15/27 (d)	1,255,000	1,174,034
LCPR Senior Secured Financing DAC, 144A, 5.125%, 07/15/29 (d)	2,450,000	2,050,417
Nexstar Media, Inc., 144A, 5.625%, 07/15/27 (d)	2,725,000	2,492,285
Nexstar Media, Inc., 144A, 4.750%, 11/01/28 (d)	3,050,000	2,621,582
Nielsen Finance, LLC/Co., 144A, 5.625%, 10/01/28 (d)	2,525,000	2,352,176
Sirius XM Radio, Inc., 144A, 4.000%, 07/15/28 (d)	3,400,000	2,953,053
Sirius XM Radio, Inc., 144A, 5.500%, 07/01/29 (d)	2,175,000	1,987,287

105	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Media, continued
Sirius XM Radio, Inc., 144A, 4.125%, 07/01/30 (d)	$2,025,000	$1,696,079
Univision Communications, Inc., 144A, 4.500%, 05/01/29 (d)	4,575,000	3,843,723
Virgin Media Finance, PLC, 144A, 5.000%, 07/15/30 (d)	925,000	735,551
Virgin Media Secured Finance, PLC, 144A, 5.500%, 05/15/29 (d)	1,625,000	1,456,219
Vmed O2 UK Financing I, PLC, 144A, 4.750%, 07/15/31 (d)	2,100,000	1,701,000
VTR Comunicaciones SpA, 144A, 5.125%, 01/15/28 (d)	1,378,000	996,292
VTR Finance NV, 144A, 6.375%, 07/15/28 (d)	1,175,000	840,263
VZ Secured Financing BV, 144A, 5.000%, 01/15/32 (d)	3,175,000	2,641,854
		81,767,935
Real Estate: 1.1%
Five Point Operating Co., LP/Capital Corp., 144A, 7.875%, 11/15/25 (d)	2,600,000	2,184,339
Kennedy-Wilson, Inc., 4.750%, 02/01/30	1,925,000	1,509,518
Kennedy-Wilson, Inc., 5.000%, 03/01/31	2,175,000	1,688,985
VICI Properties, LP/VICI Note Co., Inc., 144A, 3.875%, 02/15/29 (d)	1,400,000	1,206,824
		6,589,666
Retail: 6.9%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 4.625%, 01/15/27 (d)	2,200,000	1,969,660

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Retail, continued
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, LP/Albertsons, LLC, 144A, 3.500%, 03/15/29 (d)	$1,175,000	$954,451
Bath & Body Works, Inc., 144A, 6.625%, 10/01/30 (d)	1,850,000	1,602,729
Bath & Body Works, Inc., 6.950%, 03/01/33	2,400,000	1,920,235
Carvana Co., 144A, 5.500%, 04/15/27 (d)	1,800,000	1,164,109
Crocs, Inc., 144A, 4.250%, 03/15/29 (d)	2,600,000	1,927,105
Crocs, Inc., 144A, 4.125%, 08/15/31 (d)	3,050,000	2,163,322
Gap, Inc., The, 144A, 3.625%, 10/01/29 (d)	875,000	616,039
Gap, Inc., The, 144A, 3.875%, 10/01/31 (d)	1,800,000	1,259,154
Macy’s Retail Holdings, LLC, 144A, 5.875%, 04/01/29 (d)	1,725,000	1,471,554
Macy’s Retail Holdings, LLC, 144A, 6.125%, 03/15/32 (d)	1,525,000	1,276,684
Macy’s Retail Holdings, LLC, 144A, 6.700%, 07/15/34 (d)	2,700,000	2,519,424
Macy’s Retail Holdings, LLC, 5.125%, 01/15/42	1,000,000	666,865
Michaels Cos., Inc., The, 144A, 5.250%, 05/01/28 (d)	3,250,000	2,560,951
Michaels Cos., Inc., The, 144A, 7.875%, 05/01/29 (d)	2,075,000	1,373,671
New Albertsons, LP, 7.750%, 06/15/26	1,025,000	1,051,686
NMG Holding Co., Inc./Neiman Marcus Group, LLC, 144A, 7.125%, 04/01/26 (d)	3,200,000	2,959,361

SEE NOTES TO FINANCIAL STATEMENTS	106

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Retail, continued
PetSmart, Inc./Finance Corp., 144A, 4.750%, 02/15/28 (d)	$2,725,000	$2,365,627
PetSmart, Inc./Finance Corp., 144A, 7.750%, 02/15/29 (d)	2,075,000	1,873,217
Safeway, Inc., 7.250%, 02/01/31	2,925,000	2,880,613
SEG Holding, LLC/Finance Corp., 144A, 5.625%, 10/15/28 (d)	3,800,000	3,410,197
Victoria’s Secret & Co., 144A, 4.625%, 07/15/29 (d)	3,775,000	2,849,672
		40,836,326
Services: 9.2%
Albion Financing 1 SARL/Aggreko Holdings, Inc., 144A, 6.125%, 10/15/26 (d)	1,425,000	1,222,083
Albion Financing 2 SARL, 144A, 8.750%, 04/15/27 (d)	950,000	798,071
Cengage Learning, Inc., 144A, 9.500%, 06/15/24 (d)	1,250,000	1,158,038
Diamond BC BV, 144A, 4.625%, 10/01/29 (d)	4,000,000	3,204,340
Diebold Nixdorf, Inc., 8.500%, 04/15/24	1,150,000	599,633
Diebold Nixdorf, Inc., 144A, 9.375%, 07/15/25 (d)	2,575,000	1,803,788
Dycom Industries, Inc., 144A, 4.500%, 04/15/29 (d)	3,250,000	2,844,936
GFL Environmental, Inc., 144A, 5.125%, 12/15/26 (d)	2,175,000	2,083,650
GFL Environmental, Inc., 144A, 4.000%, 08/01/28 (d)	3,825,000	3,161,630
Hertz Corp, The, 144A, 5.000%, 12/01/29 (d)	3,475,000	2,685,150

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Services, continued
Iron Mountain, Inc., 144A, 5.000%, 07/15/28 (d)	$1,075,000	$954,113
Iron Mountain, Inc., 144A, 4.875%, 09/15/29 (d)	5,050,000	4,306,639
Maxim Crane Works Holdings Capital, LLC, 144A, 10.125%, 08/01/24 (d)	3,633,000	3,474,674
NESCO Holdings II, Inc., 144A, 5.500%, 04/15/29 (d)	2,975,000	2,500,279
Picasso Finance Sub, Inc., 144A, 6.125%, 06/15/25 (d)	1,745,000	1,704,045
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 5.750%, 04/15/26 (d)	2,050,000	1,915,746
Prime Security Services Borrower, LLC/Finance, Inc., 144A, 6.250%, 01/15/28 (d)	6,600,000	5,539,217
Staples, Inc., 144A, 7.500%, 04/15/26 (d)	3,675,000	3,057,233
Staples, Inc., 144A, 10.750%, 04/15/27 (d)	3,375,000	2,236,663
United Rentals North America, Inc., 5.250%, 01/15/30	1,650,000	1,533,296
WASH Multifamily Acquisition, Inc., 144A, 5.750%, 04/15/26 (d)	3,150,000	2,974,246
Williams Scotsman International, Inc., 144A, 4.625%, 08/15/28 (d)	3,275,000	2,796,654
WW International, Inc., 144A, 4.500%, 04/15/29 (d)	3,250,000	2,169,343
		54,723,467
Technology & Electronics: 10.0%
Arches Buyer, Inc., 144A, 4.250%, 06/01/28 (d)	3,550,000	2,900,350
Arches Buyer, Inc., 144A, 6.125%, 12/01/28 (d)	1,025,000	837,435

107	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Technology & Electronics, continued
Asteroid Private Merger Sub, Inc., 144A, 8.500%, 11/15/29 (d)	$1,575,000	$1,304,321
Block, Inc., 144A, 2.750%, 06/01/26 (d)	1,075,000	956,503
Block, Inc., 144A, 3.500%, 06/01/31 (d)	3,800,000	3,036,409
Camelot Finance SA, 144A, 4.500%, 11/01/26 (d)	2,175,000	1,987,067
Cars.com, Inc., 144A, 6.375%, 11/01/28 (d)	3,750,000	3,164,344
Castle US Holding Corp., 144A, 9.500%, 02/15/28 (d)	1,625,000	1,389,835
Ciena Corp., 144A, 4.000%, 01/31/30 (d)	1,175,000	1,015,570
Clarivate Science Holdings Corp., 144A, 3.875%, 07/01/28 (d)	2,425,000	2,033,262
CommScope, Inc., 144A, 6.000%, 03/01/26 (d)	1,850,000	1,707,578
CommScope, Inc., 144A, 8.250%, 03/01/27 (d)	1,425,000	1,130,011
CommScope, Inc., 144A, 7.125%, 07/01/28 (d)	2,400,000	1,827,600
Condor Merger Sub, Inc., 144A, 7.375%, 02/15/30 (d)	2,550,000	2,080,112
Endurance International Group Holdings, Inc., 144A, 6.000%, 02/15/29 (d)	3,275,000	2,368,386
Entegris Escrow Corp., 144A, 5.950%, 06/15/30 (d)	1,000,000	953,540
Gartner, Inc., 144A, 4.500%, 07/01/28 (d)	3,275,000	3,013,000
II-VI, Inc., 144A, 5.000%, 12/15/29 (d)	3,175,000	2,777,760
Imola Merger Corp., 144A, 4.750%, 05/15/29 (d)	3,625,000	3,044,964
LogMeIn, Inc., 144A, 5.500%, 09/01/27 (d)	3,750,000	2,619,901
NCR Corp., 144A, 5.125%, 04/15/29 (d)	4,825,000	4,090,972

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Technology & Electronics, continued
Nokia Oyj, 6.625%, 05/15/39	$1,000,000	$990,670
PTC, Inc., 144A, 4.000%, 02/15/28 (d)	1,675,000	1,516,432
Rackspace Technology Global, Inc., 144A, 5.375%, 12/01/28 (d)	1,350,000	884,088
Twilio, Inc., 3.875%, 03/15/31	1,725,000	1,422,685
Unisys Corp., 144A, 6.875%, 11/01/27 (d)	1,800,000	1,574,481
VM Consolidated, Inc., 144A, 5.500%, 04/15/29 (d)	3,400,000	2,716,651
ZipRecruiter, Inc., 144A, 5.000%, 01/15/30 (d)	2,625,000	2,208,308
ZoomInfo Technologies, LLC/Finance Corp., 144A, 3.875%, 02/01/29 (d)	4,125,000	3,461,751
		59,013,986
Telecommunications: 6.5%
Cogent Communications Group, Inc., 144A, 7.000%, 06/15/27 (d)	2,450,000	2,350,224
Digicel International Finance, Ltd./Holdings, Ltd., 144A, 8.750%, 05/25/24 (d)	1,000,000	931,525
Digicel, Ltd., 144A, 6.750%, 03/01/23 (d)	900,000	542,516
Frontier Communications Holdings, LLC, 144A, 5.000%, 05/01/28 (d)	2,150,000	1,832,359
Frontier Communications Holdings, LLC, 144A, 6.750%, 05/01/29 (d)	1,075,000	887,160
Level 3 Financing, Inc., 144A, 4.625%, 09/15/27 (d)	1,925,000	1,646,674
Ligado Networks, LLC, 144A, 15.500%, 11/01/23 (d)	2,597,040	1,348,297
Lumen Technologies, Inc., 144A, 5.125%, 12/15/26 (d)	2,175,000	1,835,265

SEE NOTES TO FINANCIAL STATEMENTS	108

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Telecommunications, continued
Lumen Technologies, Inc., 144A, 4.000%, 02/15/27 (d)	$900,000	$763,587
Lumen Technologies, Inc., 144A, 5.375%, 06/15/29 (d)	2,000,000	1,588,600
Sable International Finance, Ltd., 144A, 5.750%, 09/07/27 (d)	2,314,000	2,126,821
Sprint Capital Corp., 6.875%, 11/15/28	2,025,000	2,135,383
Sprint Capital Corp., 8.750%, 03/15/32	1,950,000	2,353,143
Sprint Corp., 7.125%, 06/15/24	3,275,000	3,371,120
Switch, Ltd., 144A, 4.125%, 06/15/29 (d)	3,050,000	3,023,054
Telecom Italia Capital SA, 7.200%, 07/18/36	1,625,000	1,238,575
Telecom Italia SpA, 144A, 5.303%, 05/30/24 (d)	1,225,000	1,180,141
T-Mobile USA, Inc., 2.625%, 04/15/26	850,000	772,965
T-Mobile USA, Inc., 4.750%, 02/01/28	2,200,000	2,136,860
T-Mobile USA, Inc., 3.375%, 04/15/29	3,100,000	2,721,505
Uniti Group, LP/Fiber Holdings, Inc./CSL Capital, LLC, 144A, 7.875%, 02/15/25 (d)	1,625,000	1,573,065
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 4.750%, 04/15/28 (d)	1,075,000	886,477
Uniti Group, LP/Finance, Inc./CSL Capital, LLC, 144A, 6.500%, 02/15/29 (d)	2,075,000	1,526,038
		38,771,354
Transportation: 0.7%
Great Lakes Dredge & Dock Corp., 144A, 5.250%, 06/01/29 (d)	3,150,000	2,730,052

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
CORPORATE BONDS, continued
Transportation, continued
Promontoria Holding 264 BV, 144A, 7.875%, 03/01/27 (d)	$1,800,000	$1,671,883
		4,401,935
Utility: 2.4%
Clearway Energy Operating, LLC, 144A, 3.750%, 01/15/32 (d)	1,150,000	913,186
Clearway Energy Operating, LLC, 144A, 3.750%, 02/15/31 (d)	1,925,000	1,557,797
Clearway Energy Operating, LLC, 144A, 4.750%, 03/15/28 (d)	2,175,000	1,960,429
Leeward Renewable Energy Operations, LLC, 144A, 4.250%, 07/01/29 (d)	2,475,000	1,979,877
Pattern Energy Operations, LP/Inc., 144A, 4.500%, 08/15/28 (d)	2,650,000	2,310,442
Sunnova Energy Corp., 144A, 5.875%, 09/01/26 (d)	2,900,000	2,527,255
TerraForm Power Operating, LLC, 144A, 4.750%, 01/15/30 (d)	2,025,000	1,737,946
TerraForm Power Operating, LLC, 144A, 5.000%, 01/31/28 (d)	1,075,000	975,692
		13,962,624
TOTAL CORPORATE BONDS
(Cost $648,130,517)		544,696,036

LOANS: 2.2%
Consumer Goods: 0.8%
AI Aqua Merger Sub, Inc., 1.787%, 07/30/28 (e)	1,960,000	1,790,950
Whole Earth Brands, Inc., 6.307%, 02/05/28 (e)	3,039,223	2,872,066
		4,663,016
Telecommunications: 0.1%
Digicel International Finance, Ltd., 4.585%, 05/27/24 (e)	984,500	856,515

109	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax High Yield Bond Fund, continued

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal/ Contracts	Value
LOANS, continued
Transportation: 1.3%
Mileage Plus Holdings, LLC, aka United Air, 7.048%, 06/20/27 (e)	$4,500,000	$4,457,250
SkyMiles IP, Ltd., aka Delta Airlines, Inc., 5.947%, 10/20/27 (e)	3,000,000	2,988,750
		7,446,000
TOTAL LOANS
(Cost $13,835,632)		12,965,531

TOTAL BONDS
(Cost $662,726,987)		558,420,660

Certificates Of Deposit: 0.1%
Shared Interest, Inc., 0.550%, 09/30/24 (b)	500,000	500,000
(Cost $500,000)

MONEY MARKET: 4.0%
State Street Institutional U.S. Government Money Market Fund, 1.430% (f)(g)	23,725,542	23,725,542
(Cost $23,725,542)

TOTAL INVESTMENTS: 98.7%
(Cost $688,489,850)		584,536,771

OTHER ASSETS AND LIABILITIES — (NET): 1.3%		7,439,751

NET ASSETS: 100.0%		$591,976,522

(a)	Non-income producing security.
(b)	Illiquid security.
(c)	Security valued using significant unobservable inputs.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933 and may be resold only to qualified institutional buyers.
(e)	Rate shown reflects the accrual rate as of June 30, 2022 on securities with variable or step rates.
(f)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(g)	Premier Class shares

LP-Limited Partnership

SEE NOTES TO FINANCIAL STATEMENTS	110

June 30, 2022
Schedules of Investments (Unaudited), continued

Pax Sustainable Allocation Fund

Percent of Net Assets Name of Issuer and Title of Issue	Shares/ Principal	Value
AFFILIATED INVESTMENT COMPANIES: 96.1%
Pax Core Bond Fund (a)	$78,353,608	$710,667,229
Pax Ellevate Global Women’s Leadership Fund (a)	2,012,883	54,991,955
Pax Global Environmental Markets Fund (a)	2,627,104	47,209,054
Pax Global Opportunities Fund (a)	4,029,841	52,750,618
Pax Global Sustainable Infrastructure Fund (a)	7,876,383	68,445,770
Pax High Yield Bond Fund (a)	15,778,320	90,094,206
Pax International Sustainable Economy Fund (a)	14,151,601	117,882,839
Pax Large Cap Fund (a)	74,971,844	892,164,944
Pax Small Cap Fund (a)	4,076,131	57,188,120

TOTAL AFFILIATED INVESTMENT COMPANIES
(Cost $2,012,580,405)		2,091,394,735

MONEY MARKET: 3.9%
State Street Institutional U.S. Government Money Market Fund, 1.430% (b)(c)	84,693,194	84,693,194
(Cost $84,693,194)

TOTAL INVESTMENTS: 100.0%
(Cost $2,097,273,599)		2,176,087,929

OTHER ASSETS AND LIABILITIES — (NET): 0.0% (d)		7,064

NET ASSETS: 100.0%		$2,176,094,993

(a)	Institutional Class shares
(b)	Rate shown represents annualized 7-day yield as of June 30, 2022.
(c)	Premier Class shares
(d)	Rounds to less than 0.05%.

111	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Statements of Assets and Liabilities (Unaudited)

	Large Cap Fund	Small Cap Fund	US Sustainable Economy Fund	Global Sustainable Infrastructure Fund
ASSETS
Investments, at cost - Note A	$1,035,675,360	$641,542,637	$193,081,528	$107,966,565

Investments in unaffiliated issuers, at value	$1,308,343,002	$592,443,548	$263,938,885	$97,513,637
Investments in affiliated issuers, at value	—	—	—	—
Total investments, at value - Note A1	1,308,343,002	592,443,548	263,938,885	97,513,637
Cash	145,862	3	7,948	—
Foreign currency at value (cost $1,519,677; $10,656,849; $1,781,328 and $480,011, respectively)	—	—	—	1,522,732
Prepaid expenses	20,196	24,906	—	—
Receivables:
Capital stock sold	1,207,103	1,197,602	178,063	92,041
Dividends and interest - Note A	789,721	266,418	284,967	440,465
Investment securities sold	—	—	—	4,133,944
Investment Adviser reimbursement	—	—	—	—
Other	14	3,337	136	80,609
Total Assets	1,310,505,898	593,935,814	264,409,999	103,783,428

LIABILITIES
Collateral on securities loaned, at value	3,253,539	1,718,371	—	—
Payables:
Capital stock reacquired	267,944	437,545	95,204	11,808
Investment securities purchased	—	—	—	5,857,820
Dividend payable - Note A	—	—	—	—
Accrued expenses:
Investment advisory fees - Note B	712,932	376,038	100,254	45,399
Distribution expense	10,726	21,873	38,393	1,174
Transfer agent fees	29,876	78,299	—	—
Printing and other shareholder communication fees	—	—	—	—
Custodian fees	10,595	6,660	—	—
Legal and audit fees	31,809	26,642	—	—
Other accrued expenses	35,917	9,763	—	—
Total Liabilities	4,353,338	2,675,191	233,851	5,916,201
NET ASSETS	$1,306,152,560	$591,260,623	$264,176,148	$97,867,227

[1]

Investments at market value include securities loaned. At June 30, 2022, the Large Cap Fund, Small Cap Fund, US Sustainable Economy Fund, Global Sustainable Infrastructure Fund, Global Women’s Leadership Fund, International Sustainable Economy Fund and Core Bond Fund had total market values of securities on loan of $3,162,174; $33,125,638; $246,096; $517,490; $5,831,309; $11,526,018 and $9,358,180, respectively.

SEE NOTES TO FINANCIAL STATEMENTS	112

June 30, 2022

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	International Sustainable Economy Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$111,552,621	$2,084,939,642	$738,584,770	$741,499,084	$839,825,940	$688,489,850	$2,097,273,599

$113,788,507	$2,127,776,714	$780,587,497	$741,047,111	$775,590,536	$584,536,771	$84,693,194
—	—	—	—	—	—	2,091,394,735
113,788,507	2,127,776,714	780,587,497	741,047,111	775,590,536	584,536,771	2,176,087,929
—	294,592	2,702,817	62,585	1,886	56,271	1,759,436
—	10,656,849	1,782,071	482,497	—	—	—
11,011	83,315	—	—	3,547	4,611	—

10,200	5,933,370	1,099,004	1,342,707	45,807	509,408	633,317
83,453	4,631,190	1,460,229	1,229,828	3,811,178	9,613,216	82,192
1,142,849	1,283,699	7,224	—	—	—	—
9,862	—	—	—	—	—	—
36,723	1,419,607	453,236	2,650,033	2,912	—	—
115,082,605	2,152,079,336	788,092,078	746,814,761	779,455,866	594,720,277	2,178,562,874

—	—	27,522	9,494,300	8,558,963	—	—

57	3,444,801	218,204	294,236	35,559	1,336,412	335,882
1,202,798	11,827,679	6,426,008	—	4,714,663	720,167	1,759,436
—	—	—	—	6,225	250,577	—

76,888	1,380,795	344,159	296,565	251,153	253,364	91,240
1,056	37,582	26,084	15,836	2,700	31,335	281,323
6,832	341,565	—	—	4,055	75,778	—
1,101	—	—	—	1,968	21,703	—
2,458	24,990	—	—	11,290	13,543	—
28,014	44,527	—	—	33,516	32,636	—
—	35,068	—	—	15,055	8,240	—
1,319,204	17,137,007	7,041,977	10,100,937	13,635,147	2,743,755	2,467,881
$113,763,401	$2,134,942,329	$781,050,101	$736,713,824	$765,820,719	$591,976,522	$2,176,094,993

113	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Statements of Assets and Liabilities (Unaudited), continued

	Large Cap Fund	Small Cap Fund	US Sustainable Economy Fund	Global Sustainable Infrastructure Fund
NET ASSETS REPRESENTED BY:
Paid in Capital	$995,193,805	$622,494,543	$184,828,941	$109,510,507
Total distributable earnings	310,958,755	(31,233,920)	79,347,207	(11,643,280)
NET ASSETS	$1,306,152,560	$591,260,623	$264,176,148	$97,867,227

Investor Class
Net assets	$50,598,337	$92,315,218	$172,772,992	$5,616,566
Capital Shares Outstanding (unlimited/authorized)	4,266,434	6,679,236	8,574,468	649,544
Net asset value per share	$11.86	$13.82	$20.15	$8.65
Class A
Net assets		$10,632,896	$8,095,769
Capital Shares Outstanding (unlimited/authorized)		771,709	403,332
Net asset value per share		$13.78	$20.07
Institutional Class
Net assets	$1,255,554,223	$488,312,509	$83,307,387	$92,250,661
Capital Shares Outstanding (unlimited/authorized)	105,530,342	34,811,517	3,980,261	10,613,348
Net asset value per share	$11.90	$14.03	$20.93	$8.69

SEE NOTES TO FINANCIAL STATEMENTS	114

June 30, 2022

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	International Sustainable Economy Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$112,918,866	$2,116,496,274	$738,507,267	$771,813,608	$849,600,746	$765,689,824	$1,888,997,658
844,535	18,446,055	42,542,834	(35,099,784)	(83,780,027)	(173,713,302)	287,097,335
$113,763,401	$2,134,942,329	$781,050,101	$736,713,824	$765,820,719	$591,976,522	$2,176,094,993

$4,993,868	$157,294,855	$123,120,068	$74,886,503	$13,074,727	$141,818,886	$1,335,728,250
382,960	8,816,163	4,529,001	8,791,139	1,441,438	24,739,055	55,638,055
$13.04	$17.84	$27.18	$8.52	$9.07	$5.73	$24.01

	$16,151,053				$5,835,782
	906,791				1,015,662
	$17.81				$5.75

$108,769,533	$1,961,496,421	$657,930,033	$661,827,321	$752,745,992	$444,321,854	$840,366,743
8,311,076	109,159,693	24,073,873	79,409,690	82,972,339	77,763,083	34,344,625
$13.09	$17.97	$27.33	$8.33	$9.07	$5.71	$24.47

115	SEE NOTES TO FINANCIAL STATEMENTS

For the Period Ended June 30, 2022
Statements of Operations (Unaudited)

	Large Cap Fund	Small Cap Fund	US Sustainable Economy Fund	Global Sustainable Infrastructure Fund
INVESTMENT INCOME
Income
Dividends (net of foreign withholding tax of $0; $10,057; $2,136; $140,430; $78,659; $1,922,062; $515,265; $1,514,338; $0; $0 and $0 respectively)	$9,779,970	$2,774,768	$2,391,233	$1,918,036
Dividends from affiliates - Note C	—	—	—	—
Interest	57,412	41,339	3,686	1,557
Income from securities lending - Note A	1,616	18,471	792	1,871
Other income - Note B	170,180	167,118	—	—
Total Income	10,009,178	3,001,696	2,395,711	1,921,464

Expenses
Investment advisory fees - Note B	4,683,044	2,493,398	923,584	320,523
Distribution expenses - Investor (Note B)	70,564	132,959	246,055	6,837
Distribution expenses - Class A (Note B)	—	15,249	11,378	—
Transfer agent fees - Note A	211,898	304,847	—	—
Printing and other shareholder communication fees	15,102	26,724	—	—
Custodian fees	56,773	30,596	—	—
Legal fees and related expenses	43,354	29,366	—	—
Trustees’ fees and expenses - Note B	34,532	23,410	—	—
Compliance expense	11,537	10,746	—	—
Audit fees	25,692	20,321	—	—
Registration fees	31,093	45,456	—	—
Other expenses	25,168	14,274	—	—
Total Expenses	5,208,757	3,147,346	1,181,017	327,360
Less: Advisory fee waiver - Note B	—	—	(259,213)	(49,311)
Expenses assumed by Adviser - Note B	—	—	—	—
Net expenses	5,208,757	3,147,346	921,804	278,049
Net investment income	4,800,421	(145,650)	1,473,907	1,643,415
REALIZED AND UNREALIZED GAIN (LOSS) - Notes A and C
Net realized gain (loss) on:
Investments in unaffiliated issuers	15,431,730	11,594,469	6,443,924	(1,145,249)
Investment in affiliated issuers	—	—	—	—
Foreign currency transactions	—	537	—	(29,880)
Change in unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	(336,285,462)	(213,631,567)	(73,733,822)	(14,903,204)
Investment in affiliated issuers	—	—	—	—
Foreign currency translation	—	10	—	(14,591)
Net realized and unrealized gain (loss) on investments and foreign currency	(320,853,732)	(202,036,551)	(67,289,898)	(16,092,924)

Net increase in net assets resulting from operations	$(316,053,311)	$(202,182,201)	$(65,815,991)	$(14,449,509)

SEE NOTES TO FINANCIAL STATEMENTS	116

For the Period Ended June 30, 2022

Global Opportunities Fund	Global Environmental Markets Fund	Global Women’s Leadership Fund	International Sustainable Economy Fund	Core Bond Fund	High Yield Bond Fund	Sustainable Allocation Fund

$1,014,192	$22,064,770	$10,756,201	$16,466,487	$—	$31,200	$—
—	—	—	—	—	—	16,639,512
3,521	54,012	3,506	8,378	9,107,741	17,561,709	195,265
—	—	2,886	91,338	11,143	—	—
13,340	341,092	18	—	—	15,818	—
1,031,053	22,459,874	10,762,611	16,566,203	9,118,884	17,608,727	16,834,777

498,146	8,896,425	2,291,356	1,906,756	1,510,980	1,673,823	595,261
6,665	232,781	175,544	103,694	16,870	196,882	1,855,672
—	23,301	—	—	—	8,058	—
41,990	1,278,563	—	—	24,782	319,233	—
2,876	60,986	—	—	4,726	42,124	—
23,278	190,909	—	—	61,995	52,587	—
19,669	60,896	—	—	30,695	29,669	—
15,658	48,493	—	—	24,405	23,625	—
10,194	12,514	—	—	10,827	10,761	—
20,141	36,587	—	—	25,737	24,857	—
21,808	74,274	—	—	21,797	38,173	—
4,725	53,882	—	—	14,150	17,363	—
665,150	10,969,611	2,466,900	2,010,450	1,746,964	2,437,155	2,450,933
—	—	—	—	—	—	—
(48,256)	—	—	—	—	—	—
616,894	10,969,611	2,466,900	2,010,450	1,746,964	2,437,155	2,450,933
414,159	11,490,263	8,295,711	14,555,753	7,371,920	15,171,572	14,383,844

(1,816,183)	(30,753,004)	(15,446,324)	(30,509,734)	(15,378,026)	(9,466,696)	—
—	—	—	—	—	—	(1,062,124)
(18,138)	(257,207)	25,416	(537,872)	—	—	—

(32,560,875)	(817,118,408)	(214,583,752)	(175,723,492)	(73,547,736)	(113,780,033)	—
—	—	—	—	—	—	(442,203,479)
(3,345)	(64,264)	(33,830)	(216,802)	—	—	—
(34,398,541)	(848,192,883)	(230,038,490)	(206,987,900)	(88,925,762)	(123,246,729)	(443,265,603)

$(33,984,382)	$(836,702,620)	$(221,742,779)	$(192,432,147)	$(81,553,842)	$(108,075,157)	$(428,881,759)

117	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Large Cap Fund
	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations
Investment income, net	$4,800,421	$6,248,333
Net realized gain (loss) on investments and foreign currency transactions	15,431,730	102,690,737
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(336,285,462)	239,900,456
Net increase (decrease) in net assets resulting from operations	(316,053,311)	348,839,526
Distributions from Investor Class	(111,731)	(3,158,195)
Distributions from Class A
Distributions from Institutional Class	(4,445,629)	(85,170,435)
Total distributions to shareholders	(4,557,360)	(88,328,630)
From capital share transactions:
Investor Class
Proceeds from shares sold	16,928,446	37,427,614
Proceeds from reinvestment of distributions	108,444	3,142,083
Cost of shares redeemed	(11,883,438)	(10,546,023)
Net increase (decrease) from Investor Class transactions	5,153,452	30,023,674
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	133,771,772	230,237,473
Proceeds from reinvestment of distributions	4,431,368	85,078,019
Cost of shares redeemed	(86,105,791)	(77,930,857)
Net increase (decrease) from Institutional Class transactions	52,097,349	237,384,635
Net increase (decrease) from capital share transactions	57,250,801	267,408,309
Net increase (decrease) in net assets	(263,359,870)	527,919,205
Net assets
Beginning of period	1,569,512,430	1,041,593,225
End of period	$1,306,152,560	$1,569,512,430

Shares of Beneficial Interest:
Investor Class
Shares sold	1,242,673	2,648,428
Shares issued in reinvestment of distributions	9,253	215,464
Shares redeemed	(896,601)	(728,765)
Net increase (decrease) in shares outstanding	355,325	2,135,127

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

Institutional Class
Shares sold	9,925,287	16,533,881
Shares issued in reinvestment of distributions	376,817	5,817,100
Shares redeemed	(6,423,026)	(5,336,882)
Net increase (decrease) in shares outstanding	3,879,078	17,014,099

SEE NOTES TO FINANCIAL STATEMENTS	118

Small Cap Fund		US Sustainable Economy Fund		Global Sustainable Infrastructure Fund
(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021

$(145,650)	$4,211,415	$1,473,907	$2,384,230	$1,643,415	$3,038,214
11,595,006	61,648,514	6,443,924	61,651,876	(1,175,129)	65,896,357
(213,631,557)	86,201,524	(73,733,822)	11,974,854	(14,917,795)	(53,322,851)
(202,182,201)	152,061,453	(65,815,991)	76,010,960	(14,449,509)	15,611,720
—	(11,054,274)	(882,726)	(37,377,935)	(76,721)	(2,102,512)
—	(1,256,019)	(41,597)	(1,896,075)
(535,291)	(53,205,792)	(515,380)	(18,599,306)	(1,362,392)	(35,014,441)
(535,291)	(65,516,085)	(1,439,703)	(57,873,316)	(1,439,113)	(37,116,953)

8,996,588	19,724,514	24,350,208	7,930,403	1,461,363	2,320,098
—	10,830,710	869,105	36,657,331	75,557	2,086,262
(9,042,626)	(26,908,980)	(13,229,264)	(21,477,707)	(471,048)	(1,474,622)
(46,038)	3,646,244	11,990,049	23,110,027	1,065,872	2,931,738

1,368,368	2,806,783	391,710	2,451,108
—	1,216,828	33,743	1,497,802
(1,266,484)	(2,605,612)	(403,419)	(613,410)
101,884	1,417,999	22,034	3,335,500

133,070,931	234,543,988	11,895,854	16,372,652	16,891,830	13,549,347
471,166	45,032,698	492,819	17,620,167	1,329,275	33,960,664
(82,281,752)	(94,763,563)	(7,391,679)	(20,367,981)	(3,207,767)	(71,310,028)
51,260,345	184,813,123	4,996,994	13,624,838	15,013,338	(23,800,017)
51,316,191	189,877,366	17,009,077	40,070,365	16,079,210	(20,868,279)
(151,401,301)	276,422,734	(50,246,617)	58,208,009	190,588	(42,373,512)

742,661,924	466,239,190	314,422,765	256,214,756	97,676,639	140,050,151
$591,260,623	$742,661,924	$264,176,148	$314,422,765	$97,867,227	$97,676,639

559,151	1,024,793	1,002,734	294,876	152,901	155,708
—	590,205	43,652	1,474,216	8,827	206,837
(570,943)	(1,425,595)	(598,111)	(805,594)	(49,624)	(108,422)
(11,792)	189,403	448,275	963,498	112,104	254,123

84,871	145,066	17,523	87,078
—	66,493	1,702	60,453
(79,813)	(140,698)	(18,993)	(22,759)
5,058	70,861	232	124,772

8,144,424	12,184,778	508,419	583,840	1,719,151	893,052
34,068	2,417,012	23,851	682,021	154,567	3,342,614
(5,122,119)	(4,906,483)	(317,980)	(733,389)	(340,910)	(4,729,359)
3,056,373	9,695,307	214,290	532,472	1,532,808	(493,693)

119	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	Global Opportunities Fund
	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations
Investment income, net	$414,159	$120,644
Net realized gain (loss) on investments and foreign currency transactions	(1,834,321)	3,512,728
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(32,564,220)	16,402,428
Net increase (decrease) in net assets resulting from operations	(33,984,382)	20,035,800
Distributions from Investor Class	(11,591)	(102,606)
Distributions from Class A
Distributions from Institutional Class	(389,234)	(2,448,591)
Total distributions to shareholders	(400,825)	(2,551,197)
From capital share transactions:
Investor Class
Proceeds from shares sold	1,280,521	2,781,513
Proceeds from reinvestment of distributions	11,572	102,525
Cost of shares redeemed	(621,432)	(1,203,824)
Net increase (decrease) from Investor Class transactions	670,661	1,680,214
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	5,493,344	57,255,548
Proceeds from reinvestment of distributions	386,633	2,448,160
Cost of shares redeemed	(1,422,336)	(4,893,683)
Net increase (decrease) from Institutional Class transactions	4,457,641	54,810,025
Net increase (decrease) from capital share transactions	5,128,302	56,490,239
Net increase (decrease) in net assets	(29,256,905)	73,974,842
Net assets
Beginning of period	143,020,306	69,045,464
End of period	$113,763,401	$143,020,306

Shares of Beneficial Interest:
Investor Class
Shares sold	86,315	175,949
Shares issued in reinvestment of distributions	898	6,103
Shares redeemed	(42,738)	(75,576)
Net increase (decrease) in shares outstanding	44,475	106,476

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

Institutional Class
Shares sold	378,020	3,682,281
Shares issued in reinvestment of distributions	29,879	145,508
Shares redeemed	(98,581)	(295,346)
Net increase in shares outstanding	309,318	3,532,443

SEE NOTES TO FINANCIAL STATEMENTS	120

Global Environmental Markets Fund		Global Women’s Leadership Fund
(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021

$11,490,263	$18,868,155	$8,295,711	$12,452,447
(31,010,211)	66,160,711	(15,420,908)	26,620,196
(817,182,672)	353,325,091	(214,617,582)	101,030,287
(836,702,620)	438,353,957	(221,742,779)	140,102,930
(327,317)	(4,204,981)	(1,068,902)	(1,906,707)
(33,993)	(419,080)
(6,782,023)	(49,912,206)	(6,564,558)	(11,700,153)
(7,143,333)	(54,536,267)	(7,633,460)	(13,606,860)

12,151,421	43,946,672	8,651,345	25,410,536
302,165	3,911,624	1,015,109	1,804,274
(16,805,454)	(30,289,911)	(11,281,031)	(17,875,127)
(4,351,868)	17,568,385	(1,614,577)	9,339,683

1,405,244	4,181,876
30,073	376,219
(1,267,909)	(1,983,282)
167,408	2,574,813

463,608,556	1,047,193,335	71,117,508	211,284,728
6,297,544	46,824,725	5,985,585	10,594,606
(232,453,747)	(382,102,159)	(80,351,928)	(91,848,437)
237,452,353	711,915,901	(3,248,835)	130,030,897
233,267,893	732,059,099	(4,863,412)	139,370,580
(610,578,060)	1,115,876,789	(234,239,651)	265,866,650

2,745,520,389	1,629,643,600	1,015,289,752	749,423,102
$2,134,942,329	$2,745,520,389	$781,050,101	$1,015,289,752

574,872	1,863,872	279,906	767,077
17,043	158,973	37,611	52,934
(813,739)	(1,287,937)	(363,627)	(538,370)
(221,824)	734,908	(46,110)	281,641

67,302	178,593
1,699	15,313
(60,489)	(86,749)
8,512	107,157

21,966,221	44,675,996	2,261,136	6,326,440
352,599	1,892,866	220,626	308,961
(11,388,415)	(16,074,933)	(2,598,318)	(2,747,111)
10,930,405	30,493,929	(116,556)	3,888,290

121	SEE NOTES TO FINANCIAL STATEMENTS

Statements of Changes in Net Assets, continued

	International Sustainable Economy Fund
	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021
Increase (Decrease) in Net Assets
Operations
Investment income, net	$14,555,753	$17,371,583
Net realized gain (loss) on investments and foreign currency transactions	(31,047,606)	53,172,708
Change in unrealized appreciation (depreciation) on investments and foreign currency translations	(175,940,294)	11,392,121
Net increase (decrease) in net assets resulting from operations	(192,432,147)	81,936,412
Distributions from Investor Class	(1,240,392)	(3,798,028)
Distributions from Class A
Distributions from Institutional Class	(12,126,864)	(34,244,201)
Total distributions to shareholders	(13,367,256)	(38,042,229)
From capital share transactions:
Investor Class
Proceeds from shares sold	14,025,314	24,094,242
Proceeds from reinvestment of distributions	1,187,143	3,642,036
Cost of shares redeemed	(10,272,522)	(19,788,569)
Net increase (decrease) from Investor Class transactions	4,939,935	7,947,709
Class A
Proceeds from shares sold
Proceeds from reinvestment of distributions
Cost of shares redeemed
Net increase (decrease) from Class A transactions
Institutional Class
Proceeds from shares sold	162,564,725	203,918,580
Proceeds from reinvestment of distributions	11,429,253	32,538,625
Cost of shares redeemed	(115,242,283)	(110,454,092)
Net increase (decrease) from Institutional Class transactions	58,751,695	126,003,113
Net increase (decrease) from capital share transactions	63,691,630	133,950,822
Net increase (decrease) in net assets	(142,107,773)	177,845,005
Net assets
Beginning of period	878,821,597	700,976,592
End of period	$736,713,824	$878,821,597

Shares of Beneficial Interest:
Investor Class
Shares sold	1,435,059	2,206,790
Shares issued in reinvestment of distributions	140,159	334,417
Shares redeemed	(1,062,893)	(1,794,688)
Net increase (decrease) in shares outstanding	512,325	746,519

Class A
Shares sold
Shares issued in reinvestment of distributions
Shares redeemed
Net increase (decrease) in shares outstanding

Institutional Class
Shares sold	17,118,399	18,999,876
Shares issued in reinvestment of distributions	1,380,345	3,052,283
Shares redeemed	(12,314,436)	(10,262,675)
Net increase (decrease) in shares outstanding	6,184,308	11,789,484

SEE NOTES TO FINANCIAL STATEMENTS	122

Core Bond Fund		High Yield Bond Fund		Sustainable Allocation Fund
(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021	(Unaudited) Period Ended 6/30/2022	Year Ended 12/31/2021

$7,371,920	$12,233,124	$15,171,572	$24,659,833	$14,383,844	$21,874,329
(15,378,026)	(1,691,566)	(9,466,696)	9,454,171	(1,062,124)	126,292,168
(73,547,736)	(21,701,087)	(113,780,033)	(14,422,227)	(442,203,479)	194,765,601
(81,553,842)	(11,159,529)	(108,075,157)	19,691,777	(428,881,759)	342,932,098
(124,562)	(251,624)	(3,421,338)	(6,714,467)	(12,693,010)	(77,305,027)
		(140,217)	(260,354)
(7,784,314)	(14,904,140)	(11,608,128)	(17,999,748)	(8,953,519)	(45,499,761)
(7,908,876)	(15,155,764)	(15,169,683)	(24,974,569)	(21,646,529)	(122,804,788)

2,135,080	5,000,323	25,580,624	43,776,751	26,544,605	63,840,958
122,827	248,993	3,290,821	6,365,147	12,265,409	74,966,361
(1,651,673)	(4,764,721)	(30,779,552)	(47,483,859)	(75,807,011)	(155,485,810)
606,234	484,595	(1,908,107)	2,658,039	(36,996,997)	(16,678,491)

		954,955	1,892,599
		128,541	245,113
		(1,155,865)	(1,150,616)
		(72,369)	987,096

66,493,495	53,513,717	82,660,719	329,580,029	81,212,273	275,253,593
7,750,174	14,858,521	10,290,119	15,644,178	8,571,472	43,658,795
(5,136,519)	(17,687,292)	(116,200,581)	(75,462,199)	(53,995,249)	(71,401,231)
69,107,150	50,684,946	(23,249,743)	269,762,008	35,788,496	247,511,157
69,713,384	51,169,541	(25,230,219)	273,407,143	(1,208,501)	230,832,666
(19,749,334)	24,854,248	(148,475,059)	268,124,351	(451,736,789)	450,959,976

785,570,053	760,715,805	740,451,581	472,327,230	2,627,831,782	2,176,871,806
$765,820,719	$785,570,053	$591,976,522	$740,451,581	$2,176,094,993	$2,627,831,782

223,402	481,933	3,965,194	6,311,673	989,440	2,244,186
13,000	24,206	523,637	920,172	508,956	2,590,484
(173,934)	(462,723)	(4,794,779)	(6,851,331)	(2,890,555)	(5,432,950)
62,468	43,416	(305,948)	380,514	(1,392,159)	(598,280)

		151,720	272,513
		20,409	35,365
		(183,060)	(165,892)
		(10,931)	141,986

7,101,786	5,158,690	13,087,776	47,772,061	3,005,872	9,469,106
820,271	1,444,328	1,641,594	2,270,613	349,001	1,480,365
(537,133)	(1,724,911)	(18,449,660)	(10,952,441)	(2,017,515)	(2,459,967)
7,384,924	4,878,107	(3,720,290)	39,090,233	1,337,358	8,489,504

123	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Financial Highlights
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations				Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income		From net realized gains
Large Cap Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$14.82	$0.03		$(2.96)	$(2.93)	$0.03		$—
Year Ended December 31, 2021	12.02	0.03		3.63	3.66	0.03		0.83
Year Ended December 31, 2020	10.38	0.06		2.38	2.44	0.07		0.73
Year Ended December 31, 2019	7.97	0.07		2.71	2.78	0.07		0.30
Year Ended December 31, 2018	10.56	0.07		(0.63)	(0.56)	0.07		1.96
Year Ended December 31, 2017	9.91	0.09		1.95	2.04	0.09		1.30
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$14.87	$0.05		$(2.98)	$(2.93)	$0.04		$—
Year Ended December 31, 2021	12.05	0.07		3.64	3.71	0.06		0.83
Year Ended December 31, 2020	10.40	0.09		2.38	2.47	0.09		0.73
Year Ended December 31, 2019	7.98	0.09		2.72	2.81	0.09		0.30
Year Ended December 31, 2018	10.57	0.10		(0.63)	(0.53)	0.10		1.96
Year Ended December 31, 2017	9.91	0.10		1.97	2.07	0.11		1.30

Small Cap Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$18.72	$(0.02)		$(4.88)	$(4.90)	$—		$—
Year Ended December 31, 2021	15.78	0.08		4.66	4.74	0.04		1.76
Year Ended December 31, 2020	14.67	(0.03)		1.75	1.72	—		0.61
Year Ended December 31, 2019	12.01	0.13		2.66	2.79	0.13		—
Year Ended December 31, 2018	16.41	0.00	[5]	(2.64)	(2.64)	0.00	[5]	1.76
Year Ended December 31, 2017	15.34	0.03		1.30	1.33	0.02		0.24
Class A
Period Ended June 30, 2022 (Unaudited)	$18.66	$(0.02)		$(4.86)	$(4.88)	$—		$—
Year Ended December 31, 2021	15.73	0.08		4.65	4.73	0.04		1.76
Year Ended December 31, 2020	14.63	(0.03)		1.74	1.71	—		0.61
Year Ended December 31, 2019	11.98	0.12		2.66	2.78	0.13		—
Year Ended December 31, 2018	16.38	0.00	[5]	(2.63)	(2.63)	0.01		1.76
Year Ended December 31, 2017	15.31	0.03		1.30	1.33	0.02		0.24
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$18.99	$0.00	[5]	$(4.94)	$(4.94)	$0.02		$—
Year Ended December 31, 2021	15.99	0.14		4.71	4.85	0.09		1.76
Year Ended December 31, 2020	14.82	0.00	[5]	1.78	1.78	—		0.61
Year Ended December 31, 2019	12.12	0.15		2.70	2.85	0.15		—
Year Ended December 31, 2018	16.53	0.05		(2.67)	(2.62)	0.03		1.76
Year Ended December 31, 2017	15.44	0.07		1.32	1.39	0.06		0.24

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS	124

June 30, 2022

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.03	$11.86	(19.79%)	$50,598	0.96%	0.43%	0.96%	14%
0.86	14.82	30.57%	57,965	0.97%	0.22%	0.97%	25%
0.80	12.02	23.75%	21,351	0.95%	0.51%	0.95%	43%
0.37	10.38	34.85%	3,271	0.95%	0.74%	0.95%	37%
2.03	7.97	(5.01%)	1,975	0.96%	0.67%	0.96%	54%
1.39	10.56	20.65%	786	0.95%	0.82%	0.95%	57%

$0.04	$11.90	(19.68%)	$1,255,554	0.71%	0.68%	0.71%	14%
0.89	14.87	30.92%	1,511,547	0.71%	0.47%	0.71%	25%
0.82	12.05	23.99%	1,020,242	0.70%	0.84%	0.70%	43%
0.39	10.40	35.23%	763,004	0.70%	1.00%	0.70%	37%
2.06	7.98	(4.79%)	590,664	0.70%	0.85%	0.70%	54%
1.41	10.57	20.96%	718,601	0.70%	0.94%	0.70%	57%

$—	$13.82	(26.14%)	$92,315	1.15%	(0.27%)	1.15%	16%
1.80	18.72	30.26%	125,234	1.15%	0.44%	1.15%	44%
0.61	15.78	11.77%	102,582	1.19%	(0.23%)	1.19%	73%
0.13	14.67	23.29%	110,520	1.20%	0.93%	1.20%	78%
1.76	12.01	(15.80%)	116,887	1.18%	0.03%	1.18%	57%
0.26	16.41	8.77%	223,360	1.19%	0.18%	1.19%	56%

$—	$13.78	(26.15%)	$10,633	1.15%	(0.27%)	1.15%	16%
1.80	18.66	30.29%	14,305	1.15%	0.44%	1.15%	44%
0.61	15.73	11.73%	10,948	1.19%	(0.23%)	1.19%	73%
0.13	14.63	23.27%	12,445	1.20%	0.90%	1.20%	78%
1.77	11.98	(15.82%)	12,290	1.18%	0.02%	1.18%	57%
0.26	16.38	8.80%	27,100	1.19%	0.19%	1.19%	56%

$0.02	$14.03	(26.04%)	$488,313	0.90%	0.00%	0.90%	16%
1.85	18.99	30.54%	603,123	0.90%	0.73%	0.90%	44%
0.61	15.99	12.06%	352,709	0.94%	0.02%	0.94%	73%
0.15	14.82	23.56%	308,145	0.95%	1.08%	0.95%	78%
1.79	12.12	(15.59%)	317,417	0.93%	0.29%	0.93%	57%
0.30	16.53	9.10%	580,752	0.95%	0.45%	0.95%	56%

[5]	Rounds to less than $0.01

125	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
US Sustainable Economy Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$25.28	$0.10	$(5.13)	$(5.03)	$0.10	$—
Year Ended December 31, 2021	23.78	0.20	6.83	7.03	0.20	5.33
Year Ended December 31, 2020	21.41	0.23	2.60	2.83	0.22	0.24
Year Ended December 31, 2019	17.42	0.28	4.43	4.71	0.28	0.44
Year Ended December 31, 2018	19.69	0.32	(1.20)	(0.88)	0.32	1.07
Year Ended December 31, 2017	16.90	0.23	3.45	3.68	0.23	0.66
Class A
Period Ended June 30, 2022 (Unaudited)	$25.18	$0.10	$(5.11)	$(5.01)	$0.10	$—
Year Ended December 31, 2021	23.71	0.20	6.80	7.00	0.20	5.33
Year Ended December 31, 2020	21.35	0.23	2.59	2.82	0.22	0.24
Year Ended December 31, 2019	17.38	0.28	4.41	4.69	0.28	0.44
Year Ended December 31, 2018	19.65	0.32	(1.20)	(0.88)	0.32	1.07
Year Ended December 31, 2017	16.86	0.23	3.45	3.68	0.23	0.66
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$26.25	$0.14	$(5.33)	$(5.19)	$0.13	$—
Year Ended December 31, 2021	24.52	0.28	7.05	7.33	0.27	5.33
Year Ended December 31, 2020	22.07	0.29	2.67	2.96	0.27	0.24
Year Ended December 31, 2019	17.94	0.34	4.56	4.90	0.33	0.44
Year Ended December 31, 2018	20.23	0.38	(1.23)	(0.85)	0.37	1.07
Year Ended December 31, 2017	17.34	0.28	3.55	3.83	0.28	0.66

Global Sustainable Infrastructure Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$10.11	$0.15	$(1.49)	$(1.34)	$0.12	$—
Year Ended December 31, 2021	14.17	0.41	1.48	1.89	0.32	5.63
Year Ended December 31, 2020	12.78	0.23	1.56	1.79	0.21	0.19
Year Ended December 31, 2019	10.64	0.25	2.49	2.74	0.25	0.35
Year Ended December 31, 2018	11.50	0.24	(0.73)	(0.49)	0.24	0.13
Year Ended December 31, 2017	9.86	0.22	1.67	1.89	0.23	0.02
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$10.16	$0.16	$(1.50)	$(1.34)	$0.13	$—
Year Ended December 31, 2021	14.21	0.43	1.51	1.94	0.36	5.63
Year Ended December 31, 2020	12.81	0.26	1.57	1.83	0.24	0.19
Year Ended December 31, 2019	10.66	0.28	2.50	2.78	0.28	0.35
Year Ended December 31, 2018	11.50	0.26	(0.70)	(0.44)	0.27	0.13
Year Ended December 31, 2017	9.86	0.24	1.67	1.91	0.25	0.02

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

SEE NOTES TO FINANCIAL STATEMENTS	126

June 30, 2022

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.10	$20.15	(19.88%)	$172,773	0.70%	0.92%	0.88%	15%
5.53	25.28	30.02%	205,407	0.74%	0.74%	0.88%	47%
0.46	23.78	13.34%	170,315	0.90%	1.10%	0.90%	65%
0.72	21.41	27.13%	161,021	0.90%	1.43%	0.90%	49%
1.39	17.42	(4.43%)	134,435	0.90%	1.59%	0.90%	55%
0.89	19.69	21.89%	164,016	0.90%	1.25%	0.90%	36%

$0.10	$20.07	(19.88%)	$8,096	0.70%	0.92%	0.88%	15%
5.53	25.18	29.99%	10,150	0.74%	0.74%	0.88%	47%
0.46	23.71	13.33%	6,599	0.90%	1.11%	0.90%	65%
0.72	21.35	27.08%	6,659	0.90%	1.43%	0.90%	49%
1.39	17.38	(4.43%)	5,417	0.90%	1.59%	0.90%	55%
0.89	19.65	21.96%	5,589	0.90%	1.25%	0.90%	36%

$0.13	$20.93	(19.76%)	$83,307	0.45%	1.17%	0.63%	15%
5.60	26.25	30.35%	98,866	0.49%	0.99%	0.63%	47%
0.51	24.52	13.57%	79,301	0.65%	1.35%	0.65%	65%
0.77	22.07	27.42%	72,736	0.65%	1.68%	0.65%	49%
1.44	17.94	(4.16%)	54,131	0.65%	1.84%	0.65%	55%
0.94	20.23	22.22%	43,038	0.65%	1.48%	0.65%	36%

$0.12	$8.65	(13.15%)	$5,617	0.80%	3.12%	0.90%	26%
5.95	10.11	13.98%	5,432	0.83%	2.70%	0.90%	127%
0.40	14.17	14.25%	4,014	0.90%	1.80%	0.90%	93%
0.60	12.78	25.85%	2,859	0.90%	2.03%	0.90%	50%
0.37	10.64	(4.21%)	1,846	0.90%	2.11%	0.90%	52%
0.25	11.50	19.24%	353	0.90%	2.10%	0.90%	31%

$0.13	$8.69	(13.09%)	$92,251	0.55%	3.35%	0.65%	26%
5.99	10.16	14.27%	92,244	0.58%	2.81%	0.65%	127%
0.43	14.21	14.54%	136,036	0.65%	2.06%	0.65%	93%
0.63	12.81	26.18%	130,001	0.65%	2.28%	0.65%	50%
0.40	10.66	(3.84%)	115,362	0.65%	2.24%	0.65%	52%
0.27	11.50	19.44%	149,178	0.65%	2.31%	0.65%	31%

127	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Opportunities Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$17.09	$0.03	$(4.05)	$(4.02)	$0.03	$—
Year Ended December 31, 2021	14.66	(0.02)	2.76	2.74	—	0.31
Year Ended December 31, 2020	12.04	(0.01)	2.75	2.74	—	0.12
Year Ended December 31, 2019	9.18	0.02	3.05	3.07	0.03	0.18
Period Ended December 31, 2018[5]	10.00	(0.01)	(0.81)	(0.82)	—	—
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$17.15	$0.05	$(4.06)	$(4.01)	$0.05	$—
Year Ended December 31, 2021	14.69	0.02	2.76	2.78	0.01	0.31
Year Ended December 31, 2020	12.04	0.02	2.76	2.78	0.01	0.12
Year Ended December 31, 2019	9.18	0.06	3.03	3.09	0.05	0.18
Period Ended December 31, 2018[5]	10.00	0.00 [6]	(0.82)	(0.82)	—	—

Global Environmental Markets Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$25.22	$0.07	$(7.41)	$(7.34)	$0.04	$—
Year Ended December 31, 2021	21.08	0.14	4.48	4.62	0.13	0.35
Year Ended December 31, 2020	16.85	0.09	4.22	4.31	0.08	—
Year Ended December 31, 2019	13.28	0.12	3.56	3.68	0.11	—
Year Ended December 31, 2018	16.11	0.13	(2.43)	(2.30)	0.12	0.41
Year Ended December 31, 2017	13.16	0.07	3.40	3.47	0.05	0.47
Class A
Period Ended June 30, 2022 (Unaudited)	$25.17	$0.07	$(7.39)	$(7.32)	$0.04	$—
Year Ended December 31, 2021	21.05	0.14	4.46	4.60	0.13	0.35
Year Ended December 31, 2020	16.83	0.09	4.21	4.30	0.08	—
Year Ended December 31, 2019	13.26	0.12	3.56	3.68	0.11	—
Year Ended December 31, 2018	16.09	0.13	(2.43)	(2.30)	0.12	0.41
Year Ended December 31, 2017	13.14	0.07	3.40	3.47	0.05	0.47
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$25.40	$0.10	$(7.47)	$(7.37)	$0.06	$—
Year Ended December 31, 2021	21.23	0.21	4.49	4.70	0.18	0.35
Year Ended December 31, 2020	16.97	0.14	4.25	4.39	0.13	—
Year Ended December 31, 2019	13.36	0.16	3.60	3.76	0.15	—
Year Ended December 31, 2018	16.22	0.17	(2.46)	(2.29)	0.16	0.41
Year Ended December 31, 2017	13.24	0.10	3.44	3.54	0.09	0.47

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS	128

June 30, 2022

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.03	$13.04	(23.52%)	$4,994	1.23%	0.49%	1.31%	17%
0.31	17.09	18.69%	5,784	1.21%	(0.15%)	1.32%	30%
0.12	14.66	22.76%	3,401	1.18%	(0.06%)	1.56%	34%
0.21	12.04	33.51%	1,683	1.19%	0.17%	1.68%	29%
—	9.18	(8.20%)	126	1.16%	(0.14%)	2.06%	17%

$0.05	$13.09	(23.40%)	$108,770	0.98%	0.74%	1.06%	17%
0.32	17.15	18.96%	137,236	0.96%	0.11%	1.07%	30%
0.13	14.69	23.12%	65,644	0.94%	0.17%	1.31%	34%
0.23	12.04	33.72%	40,392	0.92%	0.51%	1.42%	29%
—	9.18	(8.20%)	24,816	0.92%	0.01%	1.81%	17%

$0.04	$17.84	(29.11%)	$157,295	1.14%	0.69%	1.14%	14%
0.48	25.22	21.95%	227,902	1.15%	0.61%	1.15%	18%
0.08	21.08	25.71%	175,040	1.20%	0.55%	1.20%	25%
0.11	16.85	27.75%	152,209	1.22%	0.78%	1.22%	14%
0.53	13.28	(14.31%)	118,980	1.22%	0.83%	1.24%	26%
0.52	16.11	26.42%	154,325	1.23%	0.46%	1.26%	18%

$0.04	$17.81	(29.09%)	$16,151	1.14%	0.70%	1.14%	14%
0.48	25.17	21.89%	22,613	1.15%	0.61%	1.15%	18%
0.08	21.05	25.68%	16,651	1.20%	0.54%	1.20%	25%
0.11	16.83	27.77%	13,700	1.22%	0.78%	1.22%	14%
0.53	13.26	(14.33%)	12,766	1.22%	0.86%	1.24%	26%
0.52	16.09	26.45%	15,383	1.23%	0.47%	1.26%	18%

$0.06	$17.97	(29.01%)	$1,961,496	0.90%	0.98%	0.90%	14%
0.53	25.40	22.23%	2,495,005	0.90%	0.87%	0.90%	18%
0.13	21.23	26.00%	1,437,952	0.95%	0.78%	0.95%	25%
0.15	16.97	28.17%	802,292	0.97%	1.01%	0.97%	14%
0.44	13.36	(14.17%)	459,354	0.97%	1.10%	0.99%	26%
0.56	16.22	26.79%	439,991	0.98%	0.67%	1.02%	18%

[4]	Not annualized
[5]	Per share data is reflected from the Fund’s inception date of June 27, 2018.
[6]	Rounds to less than $0.01

129	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Global Women’s Leadership Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$35.14	$0.25	$(7.97)	$(7.72)	$0.24	$—
Year Ended December 31, 2021	30.34	0.39	4.84	5.23	0.43	—
Year Ended December 31, 2020	27.00	0.33	3.32	3.65	0.31	—
Year Ended December 31, 2019	22.02	0.47	5.33	5.80	0.44	0.38
Year Ended December 31, 2018	25.02	0.47	(2.39)	(1.92)	0.44	0.64
Year Ended December 31, 2017	20.56	0.39	4.69	5.08	0.36	0.26
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$35.33	$0.29	$(8.01)	$(7.72)	$0.28	$—
Year Ended December 31, 2021	30.50	0.48	4.86	5.34	0.51	—
Year Ended December 31, 2020	27.14	0.40	3.34	3.74	0.38	—
Year Ended December 31, 2019	22.12	0.53	5.37	5.90	0.50	0.38
Year Ended December 31, 2018	25.13	0.53	(2.40)	(1.87)	0.50	0.64
Year Ended December 31, 2017	20.65	0.43	4.73	5.16	0.42	0.26

International Sustainable Economy Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$10.99	$0.16	$(2.49)	$(2.33)	$0.14	$—
Year Ended December 31, 2021	10.35	0.22	0.90	1.12	0.23	0.25
Year Ended December 31, 2020	9.53	0.17	0.81	0.98	0.16	—
Year Ended December 31, 2019	7.95	0.21	1.59	1.80	0.22	—
Year Ended December 31, 2018	9.36	0.22	(1.43)	(1.21)	0.20	—
Year Ended December 31, 2017	7.79	0.21	1.57	1.78	0.21	—
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$10.76	$0.17	$(2.45)	$(2.28)	$0.15	$—
Year Ended December 31, 2021	10.14	0.24	0.89	1.13	0.26	0.25
Year Ended December 31, 2020	9.34	0.19	0.79	0.98	0.18	—
Year Ended December 31, 2019	7.80	0.23	1.55	1.78	0.24	—
Year Ended December 31, 2018	9.19	0.23	(1.40)	(1.17)	0.22	—
Year Ended December 31, 2017	7.65	0.21	1.56	1.77	0.23	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized.
[5]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the Global Women’s Index Fund utilizes one or more exchange-traded funds (ETFs), the combination of which is intended to track the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 15% for the period ended June 30, 2022, 26% for the year ended December 31, 2021, 37% for the year ended December 31, 2020, 25% for the year ended December 31, 2019, 47% for the year ended December 31, 2018, and 25% for the year ended December 31, 2017.

SEE NOTES TO FINANCIAL STATEMENTS	130

June 30, 2022

				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.24	$27.18	(21.97%)	$123,120	0.76%	1.64%	0.76%	18%[5]
0.43	35.14	17.27%	160,749	0.76%	1.18%	0.76%	43%[5]
0.31	30.34	13.67%	130,255	0.78%	1.27%	0.78%	69%[5]
0.82	27.00	26.42%	118,713	0.80%	1.87%	0.80%	66%[5]
1.08	22.02	(7.74%)	86,727	0.81%	1.88%	0.83%	67%[5]
0.62	25.02	24.86%	88,332	0.90%	1.69%	0.90%	56%[5]

$0.28	$27.33	(21.89%)	$657,930	0.51%	1.90%	0.51%	18%[5]
0.51	35.33	17.56%	854,540	0.51%	1.43%	0.51%	43%[5]
0.38	30.50	13.94%	619,168	0.53%	1.52%	0.53%	69%[5]
0.88	27.14	26.77%	346,142	0.55%	2.07%	0.55%	66%[5]
1.14	22.12	(7.51%)	156,960	0.56%	2.09%	0.58%	67%[5]
0.68	25.13	25.14%	93,820	0.65%	1.84%	0.65%	56%[5]

$0.14	$8.52	(21.26%)	$74,887	0.72%	3.30%	0.72%	31%[6]
0.48	10.99	10.88%	90,993	0.72%	1.98%	0.72%	55%[6]
0.16	10.35	10.51%	77,963	0.75%	1.91%	0.75%	43%[6]
0.22	9.53	22.78%	84,855	0.80%	2.40%	0.80%	31%[6]
0.20	7.95	(13.15%)	77,880	0.80%	2.46%	0.80%	30%[6]
0.21	9.36	23.01%	123,776	0.80%	2.38%	0.80%	42%[6]

$0.15	$8.33	(21.14%)	$661,827	0.47%	3.60%	0.47%	31%[6]
0.51	10.76	11.19%	787,829	0.47%	2.22%	0.47%	55%[6]
0.18	10.14	10.78%	623,014	0.50%	2.15%	0.50%	43%[6]
0.24	9.34	23.01%	559,939	0.55%	2.63%	0.55%	31%[6]
0.22	7.80	(12.90%)	437,907	0.55%	2.55%	0.55%	30%[6]
0.23	9.19	23.34%	560,348	0.55%	2.47%	0.55%	42%[6]

[6]

To manage cash flows, minimize trading costs and equitize cash balances in between trading blocks of securities, the ESG Leaders Index Fund utilizes one or more exchange-traded funds (ETFs) which have an investment objective that tracks the Fund’s broad-based benchmark. These investments are frequent and short-term, however, the Fund is required to include such ETF investment activity in the calculation of its portfolio turnover. Had such transactions been excluded, the portfolio turnover would have been 22% for the period ended June 30, 2022, 41% for the year ended December 31, 2021, 27% for the year ended December 31, 2020, 19% for the year ended December 31, 2019, 18% for the year ended December 31, 2018, and 16% for the year ended December 31, 2017.

131	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Core Bond Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$10.21	$0.08	$(1.13)	$(1.05)	$0.09	$—
Year Ended December 31, 2021	10.56	0.14	(0.31)	(0.17)	0.16	0.02
Year Ended December 31, 2020	10.29	0.17	0.53	0.70	0.19	0.24
Year Ended December 31, 2019	9.78	0.23	0.53	0.76	0.25	—
Year Ended December 31, 2018	10.04	0.22	(0.25)	(0.03)	0.23	—
Year Ended December 31, 2017	10.01	0.21	0.04	0.25	0.21	0.01
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$10.21	$0.09	$(1.13)	$(1.04)	$0.10	$—
Year Ended December 31, 2021	10.56	0.16	(0.30)	(0.14)	0.19	0.02
Year Ended December 31, 2020	10.29	0.20	0.53	0.73	0.22	0.24
Year Ended December 31, 2019	9.78	0.26	0.52	0.78	0.27	—
Year Ended December 31, 2018	10.04	0.24	(0.24)	—	0.26	—
Year Ended December 31, 2017	10.01	0.24	0.04	0.28	0.24	0.01

High Yield Bond Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$6.90	$0.14	$(1.18)	$(1.04)	$0.13	$—
Year Ended December 31, 2021	6.97	0.27	(0.07)	0.20	0.27	—
Year Ended December 31, 2020	6.79	0.32	0.18	0.50	0.32	—
Year Ended December 31, 2019	6.25	0.33	0.54	0.87	0.33	—
Year Ended December 31, 2018	6.78	0.33	(0.53)	(0.20)	0.33	—
Year Ended December 31, 2017	6.71	0.35	0.07	0.42	0.35	—
Class A
Period Ended June 30, 2022 (Unaudited)	$6.92	$0.14	$(1.18)	$(1.04)	$0.13	$—
Year Ended December 31, 2021	6.98	0.27	(0.06)	0.21	0.27	—
Year Ended December 31, 2020	6.80	0.32	0.19	0.51	0.33	—
Year Ended December 31, 2019	6.26	0.33	0.54	0.87	0.33	—
Year Ended December 31, 2018	6.79	0.33	(0.53)	(0.20)	0.33	—
Year Ended December 31, 2017	6.72	0.35	0.07	0.42	0.35	—
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$6.88	$0.14	$(1.17)	$(1.03)	$0.14	$—
Year Ended December 31, 2021	6.94	0.28	(0.04)	0.24	0.30	—
Year Ended December 31, 2020	6.76	0.33	0.19	0.52	0.34	—
Year Ended December 31, 2019	6.23	0.34	0.53	0.87	0.34	—
Year Ended December 31, 2018	6.75	0.35	(0.52)	(0.17)	0.35	—
Year Ended December 31, 2017	6.68	0.36	0.08	0.44	0.37	—

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

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				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.09	$9.07	(10.36%)	$13,075	0.71%	1.70%	0.71%	27%
0.18	10.21	(1.63%)	14,076	0.71%	1.35%	0.71%	48%
0.43	10.56	6.89%	14,101	0.72%	1.58%	0.72%	79%
0.25	10.29	7.78%	7,401	0.71%	2.30%	0.71%	63%
0.23	9.78	(0.24%)	4,277	0.71%	2.23%	0.71%	62%
0.22	10.04	2.56%	2,969	0.71%	2.11%	0.71%	60%

$0.10	$9.07	(10.24%)	$752,746	0.46%	1.96%	0.46%	27%
0.21	10.21	(1.38%)	771,495	0.46%	1.60%	0.46%	48%
0.46	10.56	7.16%	746,615	0.46%	1.86%	0.46%	79%
0.27	10.29	8.04%	702,291	0.46%	2.55%	0.46%	63%
0.26	9.78	0.01%	682,201	0.46%	2.50%	0.46%	62%
0.25	10.04	2.82%	697,050	0.46%	2.34%	0.46%	60%

$0.13	$5.73	(15.14%)	$141,819	0.92%	4.34%	0.92%	22%
0.27	6.90	2.96%	172,881	0.93%	3.86%	0.93%	51%
0.32	6.97	7.80%	171,838	0.96%	4.87%	0.96%	97%
0.33	6.79	14.11%	183,631	0.96%	4.94%	0.96%	90%
0.33	6.25	(3.07%)	162,841	0.97%	5.01%	0.97%	57%
0.35	6.78	6.37%	201,953	0.99%	5.14%	0.99%	91%

$0.13	$5.75	(15.09%)	$5,836	0.92%	4.35%	0.93%	22%
0.27	6.92	3.11%	7,102	0.93%	3.85%	0.93%	51%
0.33	6.98	7.79%	6,177	0.96%	4.87%	0.96%	97%
0.33	6.80	14.10%	5,827	0.96%	4.95%	0.96%	90%
0.33	6.26	(3.05%)	5,747	0.97%	5.01%	0.97%	57%
0.35	6.79	6.36%	5,798	0.99%	5.13%	0.99%	91%

$0.14	$5.71	(15.09%)	$444,322	0.67%	4.59%	0.67%	22%
0.30	6.88	3.36%	560,469	0.69%	4.08%	0.69%	51%
0.34	6.94	8.08%	294,313	0.72%	5.07%	0.72%	97%
0.34	6.76	14.26%	186,350	0.71%	5.21%	0.71%	90%
0.35	6.23	(2.70%)	188,333	0.72%	5.26%	0.72%	57%
0.37	6.75	6.64%	205,555	0.74%	5.37%	0.74%	91%

133	SEE NOTES TO FINANCIAL STATEMENTS

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Financial Highlights, continued
Selected data for a share outstanding throughout each period.

		Income (loss) from investment operations			Distributions to shareholders
	Net asset value, beginning of period	Net investment income[1]	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains
Sustainable Allocation Fund
Investor Class
Period Ended June 30, 2022 (Unaudited)	$28.98	$0.15	$(4.89)	$(4.74)	$0.23	$—
Year Ended December 31, 2021	26.36	0.23	3.79	4.02	0.23	1.17
Year Ended December 31, 2020	23.35	0.26	3.49	3.75	0.26	0.48
Year Ended December 31, 2019	21.14	0.36	4.02	4.38	0.37	1.80
Year Ended December 31, 2018	22.66	0.33	(1.23)	(0.90)	0.47	0.15
Year Ended December 31, 2017	22.34	0.30	2.55	2.85	0.20	2.33
Institutional Class
Period Ended June 30, 2022 (Unaudited)	$29.54	$0.19	$(5.00)	$(4.81)	$0.26	$—
Year Ended December 31, 2021	26.83	0.32	3.86	4.18	0.30	1.17
Year Ended December 31, 2020	23.76	0.33	3.54	3.87	0.32	0.48
Year Ended December 31, 2019	21.47	0.43	4.09	4.52	0.43	1.80
Year Ended December 31, 2018	23.01	0.38	(1.24)	(0.86)	0.53	0.15
Year Ended December 31, 2017	22.63	0.41	2.53	2.94	0.23	2.33

[1]	Based on average shares outstanding during the period.
[2]

Total return represents aggregate total return for the period indicated, includes reinvestment of all dividends and distributions, and does not reflect the deduction of any applicable sales charges. Total returns for periods of less than one year have not been annualized.

[3]	Ratios representing periods of less than one year have been annualized.
[4]	Not annualized

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				Ratios to average net assets[3]
Total distributions	Net asset value, end of period	Total return[2]	Net assets end of period (in $000’s)	Net expenses including reimbursements and waivers	Net investment income	Total expenses excluding reimbursements and waivers	Portfolio Turnover[4]

$0.23	$24.01	(16.36%)	$1,335,728	0.30%[5]	1.10%	0.30%[5]	2%
1.40	28.98	15.31%	1,652,892	0.30%[5]	0.80%	0.30%[5]	4%
0.74	26.36	16.24%	1,518,966	0.30%[5]	1.08%	0.30%[5]	13%
2.17	23.35	20.83%	1,523,009	0.30%[5]	1.56%	0.30%[5]	8%
0.62	21.14	(4.08%)	1,324,582	0.30%[5]	1.44%[6]	0.30%[5]	12%
2.53	22.66	13.16%	1,496,146	0.29%[5]	1.33%	0.30%[5]	14%

$0.26	$24.47	(16.28%)	$840,367	0.05%[5]	1.38%	0.05%[5]	2%
1.47	29.54	15.64%	974,940	0.05%[5]	1.10%	0.05%[5]	4%
0.80	26.83	16.49%	657,906	0.05%[5]	1.36%	0.05%[5]	13%
2.23	23.76	21.17%	374,838	0.05%[5]	1.80%	0.05%[5]	8%
0.68	21.47	(3.85%)	365,079	0.05%[5]	1.64%[6]	0.05%[5]	12%
2.56	23.01	13.42%	506,220	0.04%[5]	1.79%	0.05%[5]	14%

[5]

The expense ratio of the Sustainable Allocation Fund does not include indirect expenses of the underlying funds the Fund invests in. Indirect expenses of the underlying funds were 0.59% for the period ended June 30, 2022, 0.59% for the year ended December 31, 2021, 0.57% for the year ended December 31, 2020, 0.62% for the year ended December 31, 2019, 0.61% for the year ended December 31, 2018, and 0.61% for the year ended December 31, 2017.

[6]

In 2018, the Adviser reimbursed the Fund for expense overpayments related to transfer agent fees in the amount of $223,088. Before the reimbursement by the adviser, the difference in total returns for Investor Class and Institutional Class would have remained the same at (4.08)% and (3.85)%, respectively. The Net Investment Income for Investor Class and Institutional Class would have been 1.42% and 1.62%, respectively.

135	SEE NOTES TO FINANCIAL STATEMENTS

June 30, 2022
Notes to Financial Statements (Unaudited)

Pax World Funds Series Trust I and Pax World Fund Series Trust III

NOTE A—Organization and Summary of Significant Accounting Policies

Organization Pax World Funds Series Trust I (“Trust I”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), is an open-end management investment company organized under the laws of the Commonwealth of Massachusetts on May 25, 2006. As of June 30, 2022, Trust I offered ten investment funds: Pax Large Cap Fund (the “Large Cap Fund”), Pax Small Cap Fund (the “Small Cap Fund”), Pax US Sustainable Economy Fund (the “US Sustainable Economy Fund”, Pax Global Sustainable Infrastructure Fund (the “Global Sustainable Infrastructure Fund”, Pax Global Opportunities Fund (the “Global Opportunities Fund”), Pax Global Environmental Markets Fund (the “Global Environmental Markets Fund”), Pax International Sustainable Economy Fund (the “International Sustainable Economy Fund”, Pax Core Bond Fund (the “Core Bond Fund”), Pax High Yield Bond Fund (the “High Yield Bond Fund”), and Pax Sustainable Allocation Fund (the “Sustainable Allocation Fund”).

Pax World Funds Series Trust III (“Trust III”) is an open-end management investment company that was organized under the laws of the Commonwealth of Massachusetts on December 4, 2013 and registered under the 1940 Act. Pax Ellevate Global Women’s Leadership Fund (the “Global Women’s Leadership Fund”) is a diversified series of Trust III.

These financial statements relate to all funds (each a “Fund”, collectively, the “Funds”) offered under both Trust I and Trust III (each a “Trust”, collectively, the “Trusts”).

The Large Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Women’s Leadership Fund, International Sustainable Economy Fund, Core Bond Fund and Sustainable Allocation Fund each offer two classes of shares—Investor Class shares and Institutional Class shares. The Small Cap Fund, US Sustainable Economy Fund, Global Environmental Markets Fund and High Yield Bond Fund each offer three classes of shares—Investor Class shares, Class A shares and Institutional Class shares. Although all share classes generally have identical voting, dividend and liquidation rights, each class votes separately when required by law. Different share classes pay different distribution amounts to the extent the expenses of such classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own expense structure and sales charges, as applicable.

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The Funds seek to avoid investing in issuers that their investment adviser has determined are involved in the manufacture or sale of weapons or manufacture of tobacco products or engage in business practices that their investment adviser determines to be sub-standard from an Environmental, Social and Governance (ESG) or sustainability perspective in relation to their industry, sector, asset class or universe peers.

The Large Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Standard & Poor’s 500 Index as measured by market capitalization.

The Small Cap Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in equity securities (such as common stocks, securities convertible into common or preferred stocks and warrants) of companies that, when purchased, have capitalizations within the range of the Russell 2000 Index as measured by market capitalization.

The US Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in large-capitalization U.S. equity securities.

The Global Sustainable Infrastructure Fund’s investment objective is capital appreciation and income. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in equity securities of companies that the Adviser determines derive significant revenues (i.e., at least 20% of revenues) from owning, operating, developing or distributing sustainable infrastructure-related goods, services or assets.

The Global Opportunities Fund’s investment objective is to seek long term growth of capital by investing in companies benefiting from the transition to a more sustainable global economy. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in companies that its Adviser or Sub-Adviser believe will benefit from the transition to a more sustainable global economy - the shift away from a depletive economy to one that preserves ecological and societal balance for the benefit of future generations. The Fund seeks to invest in companies with durable business models that are well-positioned to benefit from or avoid the risks associated with this transition. Under

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Notes to Financial Statements (Unaudited), continued

normal market conditions, the Global Opportunities Fund will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of companies organized or located outside the United States or doing a substantial amount of business outside the United States, including those located in emerging markets.

The Global Environmental Markets Fund’s investment objective is to seek long term growth of capital by investing in innovative companies around the world whose businesses and technologies focus on environmental markets, including alternative energy and energy management & efficiency; transportation solutions; water infrastructure & technologies; environmental services & resources; resource efficiency & waste management; digital infrastructure; and sustainable food & agriculture. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its net assets in the foregoing companies and will invest primarily in equity securities (such as common stocks, preferred stocks and securities convertible into common and preferred stocks) of companies located around the world, including at least 40% of its net assets in securities of non-U.S. issuers, including those located in emerging markets.

The Global Women’s Leadership Fund’s investment objective is to seek investment returns that closely correspond to or exceed the price and yield performance, before fees and expenses, of the Impax Global Women’s Leadership Index (the “Women’s Index”), while maintaining risk characteristics that the Adviser believes are generally similar to those of the Women’s Index. The Fund seeks to achieve this objective by investing, under normal market conditions, more than 80% of its total assets in the component securities of the Women’s Index and in American depositary receipts, global depositary receipts and European depositary receipts representing the component securities of the Women’s Index, including at least 40% of its net assets (unless market conditions are not deemed favorable, in which case the Global Women’s Leadership Fund would normally invest at least 30% of its assets) in securities of companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S.

The International Sustainable Economy Fund’s investment objective is to seek long-term growth of capital. The Fund seeks to achieve this objective by investing, under normal circumstances, more than 80% of its assets in large-capitalization equity securities in non-U.S. developed markets, including American Depositary Receipts, Global Depositary Receipts and Euro Depositary Receipts. The Fund may take significant positions in one or more non-U.S. developed markets, including the Asia and Pacific region and the European Union.

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The Core Bond Fund’s investment objective is to seek income and conservation of principal. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in bonds, which include debt obligations such as mortgage-related securities, securities issued by the United States government or its agencies and instrumentalities, municipal bonds, corporate bonds and high-impact bonds (which provide financing to support solutions to global sustainability challenges) across the spectrum of issuers, each of which is, at the time of purchase, rated at least investment grade (rated BBB- or higher by Standard & Poor’s Ratings Group or Baa3 or higher by Moody’s Investors Service) or unrated and determined by the Adviser to be of comparable quality.

The High Yield Bond Fund’s primary investment objective is to seek high current income. As a secondary investment objective, the High Yield Bond Fund seeks capital appreciation. The Fund seeks to achieve this objective by investing, under normal market conditions, at least 80% of its assets in high-yield, fixed income securities (such as bonds, notes or debentures) that are rated below BBB- by Standard & Poor’s Ratings Group or below Baa3 by Moody’s Investors Service, similarly rated by another major rating service, or unrated and determined by the High Yield Bond Fund’s investment adviser to be of comparable quality. These fixed income securities are commonly referred to as “junk bonds.”

The Sustainable Allocation Fund’s primary investment objective is to seek income and conservation of principal. As a secondary investment objective, the Fund seeks long-term growth of capital. The Fund uses a team approach to allocate among multiple funds managed by the Adviser (“Underlying Funds”) in order to seek to achieve its investment objectives. The Adviser will allocate the Fund’s assets among Underlying Funds in its sole discretion. The Fund seeks to achieve its investment objectives, under normal market conditions, by investing (indirectly through the use of Underlying Funds) approximately 50%-75% of its assets in equity securities (such as common stocks, preferred stocks and securities convertible into common or preferred stocks) and 25%-50% of its assets in debt securities (including but not limited to debt securities convertible into equity securities).

Under the Trusts’ organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trusts. Additionally, in the normal course of business, the Trusts enter into contracts with service providers that contain general indemnification clauses. The Trusts’ maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trusts that have not yet occurred. However, based on experience, the Trusts expect this risk of loss to be remote.

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Notes to Financial Statements (Unaudited), continued

Accounting Estimates The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Funds apply Investment Company accounting and reporting guidance.

Valuation of Investments For purposes of calculating the net asset value (“NAV”), determined ordinarily as of the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on the New York Stock Exchange (“NYSE”) on each day that the NYSE is open for trading, the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. U.S. fixed income and non-U.S. securities are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to the Funds or their agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

For the purpose of these financial statements, fair values for various types of securities and other instruments are determined on the basis of closing prices or last sales prices on an exchange or other market, or based on quotes or other market information obtained from quotation reporting systems, established market makers or pricing services. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Investments denominated in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar.

If market quotations are not readily available (including in cases when available market quotations are deemed to be unreliable), the Funds’ investments will be valued as determined in good faith pursuant to policies and procedures approved by the Boards of Trustees of the Trusts (the “Boards” or “Boards of Trustees”)(so called “fair value pricing”). Fair value pricing may require subjective determinations about the value of a security or other asset, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held

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by a Fund. The Boards have designated the Adviser, through its Best Execution and Valuation Committee, to manage and implement the day-to-day valuation of the Funds’ portfolio investments, in accordance with policies and procedures approved by the Boards. In addition, pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser, through its Best Execution and Valuation Committee, as the “valuation designee” to make fair value determinations for all of the Funds’ investments for which market quotations are not readily available, with such designation to be effective September 8, 2022.

The Funds may determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Funds may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. In considering whether fair value pricing is required and in determining fair values, the Funds may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and the usual time of valuation. At June 30, 2022, three securities were fair valued in good faith pursuant to policies and procedures approved by the Boards of Trustees. The Core Bond Fund held one security fair valued at $298,550, representing 0.04% of the Fund’s net asset value and the High Yield Bond Fund held four securities fair valued at $1,010,838, representing 0.17% of the Fund’s net asset value.

For those Funds that invest in non-U.S. securities, investors should be aware that many securities markets and exchanges outside the U.S. close prior to the close of the NYSE, and the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. As a result, the Funds’ fair value pricing procedures require the Funds to consider changes in the fair value of non-U.S. securities between the time of the closing of the local market’s exchange and the close of the NYSE. Generally, if there has been a movement in the U.S. market that exceeds a specified threshold, the Funds will assess whether the closing price on the local exchange is still appropriate. Although the threshold may be revised from time to time and the number of days on which fair value prices will be used will depend on market activity, it is possible that fair value prices will be used by the Funds to a significant extent. The value determined for an investment using the Funds’ fair value pricing procedures may differ from recent market prices for the investment.

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Notes to Financial Statements (Unaudited), continued

Fair Value Measurements Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction between market participants. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a general summary of valuation inputs and classifications for different categories of securities.

Equity Securities Equity securities, including common stocks, preferred stocks and exchange-traded funds, for which market quotations are readily available, valued at the last reported sale price or official closing price as reported by an independent pricing service, are generally categorized as Level 1 in the hierarchy. Non-U.S. equity securities may also be valued at official close, or may be valued based on the fair value pricing procedures noted above. When third-party fair value pricing of foreign securities methods are applied, they are generally categorized as Level 2. To the extent that inputs for equity securities are unobservable, values are categorized as Level 3 in the hierarchy.

Fixed Income Securities Fixed income securities, including Corporate Bonds (both investment-grade and high-yield), U.S. Treasury Obligations, Government Bonds, Mortgage-Backed and Asset-Backed Securities, Bank Loans and Municipal Bonds, are valued at evaluated prices received from independent pricing services, which are evaluated using various inputs and techniques which may include trade activity, broker-dealer quotes, yield curves, coupon rates, default rates, cash flows,

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models and other inputs, and are generally categorized as Level 2 in the hierarchy. To the extent that inputs for fixed income securities are unobservable, values are categorized as Level 3 in the hierarchy.

Affiliated and Unaffiliated Investment Investments in mutual funds are valued at the Funds’ closing net asset value and are generally categorized as Level 1.

Short-term Investments Short-term securities, including repurchase agreements, with remaining maturities of 60 days or less, which are valued at amortized cost, are generally categorized as Level 2 in the hierarchy.

The following is a summary of the inputs used to value the Funds’ net assets as of June 30, 2022:

	Level 1	Level 2	Level 3*	Totals
Large Cap
Common Stocks	$1,271,586,853	$—	$—	$1,271,586,853
Cash Equivalents	36,756,149	—	—	36,756,149
Total	$1,308,343,002	$—	$—	$1,308,343,002
Small Cap
Common Stocks	$575,671,160	$—	$—	$575,671,160
Cash Equivalents	16,772,388	—	—	16,772,388
Total	$592,443,548	$—	$—	$592,443,548
US Sustainable Economy
Common Stocks	$261,042,885	$—	$—	$261,042,885
Cash Equivalents	2,896,000	—	—	2,896,000
Total	$263,938,885	$—	$—	$263,938,885
Global Sustainable Infrastructure
Common Stocks	$46,707,903	$49,911,211	$—	$96,619,114
Closed-End Investment Company	—	120	—	120
Cash Equivalents	894,403	—	—	894,403
Total	$47,602,306	$49,911,331	$—	$97,513,637
Global Opportunities
Common Stocks	$61,434,095	$50,877,418	$—	$112,311,513
Cash Equivalents	1,476,994	—	—	1,476,994
Total	$62,911,089	$50,877,418	$—	$113,788,507
Global Environmental Markets
Common Stocks	$1,261,301,799	$846,650,655	$—	$2,107,952,454
Cash Equivalents	19,824,260	—	—	19,824,260
Total	$1,281,126,059	$846,650,655	$—	$2,127,776,714

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June 30, 2022
Notes to Financial Statements (Unaudited), continued

	Level 1	Level 2	Level 3*	Totals
Global Women’s Leadership
Common Stocks	$520,965,773	$250,607,281	$—	$771,573,054
Preferred Stocks	—	409,558	—	409,558
Cash Equivalents	8,604,885	—	—	8,604,885
Total	$529,570,658	$251,016,839	$—	$780,587,497
International Sustainable Economy
Common Stocks	$696,913	$730,467,845	$—	$731,164,758
Preferred Stocks	—	388,053	—	388,053
Cash Equivalents	9,494,300	—	—	9,494,300
Total	$10,191,213	$730,855,898	$—	$741,047,111
Core Bond
Community Investment Notes	$—	$—	$298,550	$298,550
Corporate Bonds	—	272,523,920	—	272,523,920
U.S. Gov’t Agency Bonds	—	9,230,579	—	9,230,579
Government Bonds	—	5,251,543	—	5,251,543
Supranational Bonds	—	93,985,388	—	93,985,388
Municipal Bonds	—	16,627,267	—	16,627,267
U.S. Treasury Notes	—	112,473,389	—	112,473,389
Asset-Backed Securities	—	52,936,251	—	52,936,251
Mortgage-Backed Securities	—	188,814,245	—	188,814,245
Cash Equivalents	22,950,927	498,477	—	23,449,404
Total	$22,950,927	$752,341,059	$298,550	$775,590,536
High Yield Bond
Community Investment Notes	$—	$248,255	$510,838	$759,093
Common Stocks	1,890,569	—	0	1,890,569
Preferred Stocks	—	—	0	—
Corporate Bonds	—	544,696,036	—	544,696,036
Loans	—	12,965,531	—	12,965,531
Medium Term Certificates of Deposit	—	—	500,000	500,000
Cash Equivalents	23,725,542	—	—	23,725,542
Total	$25,616,111	$557,909,822	$1,010,838	$584,536,771
Sustainable Allocation
Affiliated Investment Companies	$2,091,394,735	$—	$—	$2,091,394,735
Cash Equivalents	84,693,194	—	—	84,693,194
Total	$2,176,087,929	$—	$—	$2,176,087,929

*	Table includes securities valued at zero.

See Schedules of Investments for additional detailed industry classifications.

Significant unobservable inputs were used by two Funds for Level 3 fair value measurements. The High Yield Bond Fund holds two securities of the same issuer which are deemed to be valued at zero based on company financial statements,

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and one security based on broker valuation levels. The Core Bond Fund holds a position in a Community Investment note which is valued based on a general obligation by the parent entity to limit investment exposure on the note.

Investment Transactions Investment transactions are recorded as of the date of purchase, sale or maturity. Net realized gains and losses from the sale or disposition of securities are determined on the identified cost basis, which is also used for federal income tax purposes. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings.

Investment Income Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion of discount and amortization of premiums, if any. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities. The Funds amortize purchase price premium and accrete discount on bonds, if any, over the remaining life of the bonds using the effective interest method of amortization; for callable bonds, the premium amortization period is to the earliest call date.

Distributions to Shareholders Distributions to shareholders are recorded by each of the Funds on the ex-dividend dates. The Funds (except Core Bond Fund and High Yield Bond Fund) expect to pay dividends of net investment income, if any, semiannually and to make distributions of capital gains, if any, at least annually.

The Core Bond Fund and High Yield Bond Fund expect to pay dividends of net investment income, if any, monthly and to make distributions of capital gains, if any, at least annually. A shareholder begins earning dividends on the Core Bond Fund and High Yield Bond Fund shares the day after the Funds receive his or her purchase payment. Income and capital gains distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Class Accounting Expenses directly attributable to a class of shares, such as 12b-1 distribution fees, are charged to that class. Each Fund has adopted a 12b-1 plan, applicable to certain classes of each of the Funds. Expenses of the Funds that are directly identifiable to a specific Fund, such as transfer agent fees, custody fees and registration fees, are applied to that Fund. Expenses that are not readily identifiable to a specific Fund, such as printing expense, Trustees’ fees and legal fees, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds. Investment income, realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class of shares.

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Notes to Financial Statements (Unaudited), continued

Federal Income Taxes Each of the Funds has elected to be treated and intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. If a Fund so qualifies and satisfies certain distribution requirements, such Fund will ordinarily not be subject to federal income tax on its net investment income (which includes short-term capital gains) and net capital gains that it distributes to shareholders. Each Fund expects to distribute all or substantially all of its income and gains to shareholders every year. Therefore, no federal income or excise tax provision is required. The Funds are treated as separate entities for federal income tax purposes.

Foreign Currency Transactions The accounting records of the Funds are maintained in U.S. dollars. In addition, purchases and sales of investment securities, dividend and interest income, and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions. Net realized and unrealized foreign currency exchange gains or losses occurring during the holding period of investment securities are a component of realized gain (loss) on investment transactions and unrealized appreciation (depreciation) on investments, respectively.

Non-U.S. Securities Non-U.S. markets can be significantly more volatile than domestic markets, causing the prices of some Fund investments to fluctuate significantly, rapidly and unpredictably. Non-U.S. securities may be less liquid than domestic securities; consequently, a Fund may at times be unable to sell non-U.S. securities at desirable times or prices. Other risks related to non-U.S. securities include delays in the settlement of transactions; less publicly available information about issuers; different reporting, accounting and auditing standards; the effect of political, social, diplomatic or economic events; seizure, expropriation or nationalization of the issuer or its assets; fluctuation in foreign currency exchange rates and the possible imposition of currency exchange controls. If a Fund invests substantially in securities of non-U.S. issuers tied economically to a particular country or geographic region, it will be subject to the risks associated with such country or geographic region to a greater extent than a fund that is more diversified across countries or geographic regions.

Securities Lending The Funds may lend their securities pursuant to a securities lending agreement (Lending Agreement) with State Street Bank and Trust Company. Initial security loans made pursuant to the Lending Agreement are required to be secured by collateral not less than the percentage specified in the agreement, ranging from 102% to 105%, depending on the types of securities. Cash collateral received is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a registered Rule 2a-7 money market fund. Borrowers may also pledge non-cash collateral within the guidelines for acceptable forms of

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non-cash collateral approved by the Boards of Trustees. At June 30, 2022, non-cash collateral consisted of U.S. Treasuries, short-term U.S. Government agency obligations and sovereign debt.

The Funds have the right under the Lending Agreement to recover the securities from the borrower on demand. The primary risk associated with securities lending is if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons. The Funds could experience delays and costs in recovering securities loaned or in gaining access to the collateral. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Funds, or at the discretion of the lending agent, replace the loaned securities.

A portion of the income generated upon investment of the collateral is remitted to the borrower and the remainder is allocated between the Funds and the lending agent. The Funds record security lending income net of such allocation. The Funds continue to receive dividends on the securities loaned, which are accounted for in the same manner as other dividend and interest income.

As of June 30, 2022, the value of securities loaned, payable for collateral due to brokers and non-cash collateral pledged by brokers were as follows:

Fund	Market Value of Securities Loaned	Payable on Collateral Due to Broker	Non-Cash Collateral Value *	Over (Under) Collateralized
Large Cap	$3,162,174	$3,253,539	$—	$91,365
Small Cap	33,125,638	1,718,371	32,174,111	766,844
US Sustainable Economy	246,096	—	250,792	4,696
Global Sustainable Infrastructure	517,490	—	517,791	301
Global Women’s Leadership	5,831,309	27,522	5,996,215	192,428
International Sustainable Economy	11,526,018	9,494,300	3,542,448	1,510,730
Core Bond	9,358,180	8,558,963	987,195	187,978

*	Non-cash collateral is not included in the financial statements.

For the Small Cap Fund, US Sustainable Economy Fund, Global Sustainable Infrastructure Fund, Global Women’s Leadership Fund and International Sustainable Economy Fund all of the securities on loan at June 30, 2022 are classified as Common Stocks in each Fund’s Schedule of Investments.

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Notes to Financial Statements (Unaudited), continued

For the Core Bond Fund, the following table displays a breakdown of transactions accounted for as secured borrowings, the gross obligation by class of collateral pledged, and the remaining contractual maturity of those transactions as of June 30, 2022.

	Remaining Contractual Maturity of the Agreements
Securities Lending Transactions	Overnight and Continuous	Up to 30 days	30-90 days	Greater than 90 days	Total
Core Bond Fund
U.S. Treasury and Agency Securities	$242,925	$—	$—	$—	$242,925
Corporate Debt	8,316,038	—	—	—	8,316,038
Total Borrowings	$8,558,963	$—	$—	$—	$8,558,963

Gross amount of recognized liabilities for securities lending transactions					$8,558,963

NOTE B—Investment Advisory Fee and Transactions with Affiliated and Other Parties

Each of Trust I and Trust III have entered into an Investment Advisory Contract (the “Management Contract”) with Impax Asset Management LLC (“IAM”) (the “Adviser”). Pursuant to the terms of the Management Contract, the Adviser, subject to the supervision of the Boards of Trustees of the Trusts, is responsible for managing the assets of the Funds in accordance with the Funds’ investment objectives, investment programs and policies.

Pursuant to the Management Contract, the Adviser has contracted to furnish the Funds continuously with an investment program, determining what investments to purchase, sell and exchange for the Funds and what assets to hold uninvested. The Adviser also has contracted to provide office space and certain management and administrative facilities for the Funds. In return for such services, the Funds pay an advisory fee to the Adviser at the following annual rates (expressed as a percentage of the average daily net assets of such Fund):

Fund	Annual Rate
Large Cap	0.65%
Small Cap	0.75%
US Sustainable Economy[1]	0.45%*
Global Sustainable Infrastructure[2]	0.55%*
Global Opportunities	0.80%
Global Environmental Markets[3]	0.75%
Global Women’s Leadership[4]	0.51%*
International Sustainable Economy[5]	0.47%*
Core Bond	0.40%
High Yield Bond	0.50%
Sustainable Allocation	0.05%*

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*

The management fee is a unified fee that includes all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, custodian fees, legal fees and other expenses.

[1]

Management has agreed to contractually waive a portion of its management fee not to exceed 0.45% of average daily net assets. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before April 30, 2024. The gross management fee (before waiver) is 0.65% based on average net assets up to $225 million; 0.55% for assets of $225 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

[2]

Management has agreed to contractually waive a portion of its management fee not to exceed 0.55% of average daily net assets. This fee waiver may not be amended or terminated without the approval of the Fund’s Board of Trustees before April 30, 2024. The gross management fee (before waiver) is 0.65% based on average net assets up to $150 million; 0.55% for assets of $150 million to $375 million; 0.50% for assets of $375 million to $500 million; and 0.45% for assets over $500 million.

[3]

The management fee is 0.80% based on average net assets up to $1 billion; 0.75% for assets of $1 billion to $1.5 billion; 0.70% for assets of $1.5 billion to $2 billion; 0.65% for assets of $2 billion to $3 billion; and 0.60% for assets over $3 billion.

[4]	The management fee is 0.55% based on average net assets up to $375 million; 0.50% for assets of $375 million to $750 million; and 0.45% for assets over $750 million.

[5]	The management fee is 0.48% based on average net assets up to $600 million; 0.45% for assets of $600 million to $750 million; and 0.40% for assets over $750 million.

For the period ended June 30, 2022, the Funds incurred the following advisory fees:

Fund	Amount
Large Cap	$4,683,044
Small Cap	2,493,398
US Sustainable Economy	923,584
Global Sustainable Infrastructure	320,523
Global Opportunities	498,146
Global Environmental Markets	8,896,425
Global Women’s Leadership	2,291,356
International Sustainable Economy	1,906,756
Core Bond	1,510,980
High Yield Bond	1,673,823
Sustainable Allocation	595,261

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Notes to Financial Statements (Unaudited), continued

The Adviser has contractually agreed to reimburse the Funds or limit expenses of the Funds to the extent that each Fund’s respective expenses exceed, on an annual basis, the following percentages of average daily net assets:

	Expense Caps
Fund	Individual Investor	Class A	Institutional
US Sustainable Economy [1,2]	0.70%	0.70%	0.45%
Global Sustainable Infrastructure [1,2]	0.80%		0.55%
Global Opportunities [3]	1.23%		0.98%
Global Women’s Leadership [1]	0.80%		0.55%
International Sustainable Economy [1]	0.73%		0.48%
Sustainable Allocation [1]	0.30%		0.05%

[1]

Expense caps for funds represent their respective unified management fees plus distribution and/or service fees payable under a plan pursuant to Rule 12b-1, as applicable to particular classes of shares.

[2]

The Adviser has contractually agreed to waive a portion of its management fee. This fee waiver may not be amended or terminated without the approval of the Funds’ Board of Trustees before April 30, 2024.

[3]

The Adviser has contractually agreed to reimburse expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) to the extent that they exceed the expense caps indicated. The reimbursement arrangement may not be amended or terminated without the approval of the Funds’ Board of Trustees before May 2, 2023.

Such expenses include (i) management and distribution fees; (ii) the fees of affiliated and unaffiliated Trustees; (iii) the fees of the Funds’ custodian and transfer agent; (iv) the fees of the Funds’ legal counsel and independent registered public accounting firm; (v) the reimbursement of organizational expenses; and (vi) expenses related to shareholder communications including all expenses of shareholders’ and Boards of Trustees’ meetings and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders.

For the period ended June 30, 2022, the dollar amounts of expense reimbursements were as follows:

	Total Expenses Reimbursed by Adviser
Fund	Individual Investor	Institutional
Global Opportunities	$2,111	$46,145

In addition, the Adviser waived $259,213 and $49,311 of its management fee from the US Sustainable Economy Fund and Global Sustainable Infrastructure Fund, respectively.

Pursuant to a sub-advisory agreement, Impax Asset Management Ltd. (the “Sub-Adviser”) assists in the management of the Global Environmental Markets Fund’s and Global Opportunities Fund’s portfolios of securities. The Sub-Adviser makes

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decisions with respect to the purchase and sale of investments, subject to the general control of the Board of the Fund and the determination of IAM that the contemplated investments satisfy the sustainable investing criteria applied to the Funds. As compensation for its sub-advisory services, the Sub-Adviser receives a fee from the Adviser, computed separately for the applicable Fund, stated as an annual percentage of the Fund’s net assets.

The Trusts have adopted a plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Funds to pay distribution fees for the sale and distribution of certain shares as described below and for personal services rendered to the Fund shareholders in connection with the maintenance of shareholder accounts. Under the Plan, each Fund will pay its Distributor a distribution fee equal to 0.25% of the annual average daily net assets attributable to the Investor Class shares and Class A shares. The Distributor may pay all or any portion of the distribution fee to securities dealers or other organizations (including, but not limited to, any affiliate of the Distributor) as commissions, asset-based sales charges or other compensation with respect to the sale of indicated shares of such Fund, or for providing personal services to investors in the indicated shares of such Fund and/or the maintenance of shareholder accounts, and may retain all or any portion of the distribution fee as compensation for the Distributor’s services as principal underwriter of the indicated shares of such Fund.

Several individuals who are officers and/or Trustees of the Trusts are also employees of the Adviser.

NOTE C—Investment Information

Purchases and proceeds from sales of investments for the Funds For the period ended June 30, 2022 were as follows:

	Purchases		Sales
Fund	Investments[1]	U.S. Gov’t Bonds	Investments[1]	U.S. Gov’t Bonds
Large Cap	$264,873,927	$—	$203,992,194	$—
Small Cap	177,362,350	—	103,096,240	—
US Sustainable Economy	59,870,199	—	42,992,926	—
Global Sustainable Infrastructure	41,585,149	—	25,205,722	—
Global Opportunities	27,322,850	—	21,228,493	—
Global Environmental Markets	618,084,780	—	324,296,120	—
Global Women’s Leadership	157,583,123	—	160,206,205	—
International Sustainable Economy	316,230,149	—	250,517,055	—
Core Bond	82,438,359	222,994,952	32,284,970	165,052,067
High Yield	139,455,283	—	170,295,438	—
Sustainable Allocation	89,639,512	—	50,000,000	—

[1]	Excluding short-term investments and U.S. Government bonds.

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Notes to Financial Statements (Unaudited), continued

For federal income tax purposes, the identified cost of investments owned at June 30, 2022 as well as the gross unrealized appreciation (depreciation) of investments and resulting net unrealized appreciation (depreciation) as of June 30, 2022 were as follows for the Funds:

Fund	Identified cost of investments for Federal income tax basis	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Large Cap	$1,035,675,360	$340,258,788	67,591,146	$272,667,642
Small Cap	641,542,637	63,607,489	112,706,578	(49,099,089)
US Sustainable Economy	193,081,528	93,864,468	23,007,111	70,857,357
Global Sustainable Infrastructure	107,966,565	3,763,107	14,216,035	(10,452,928)
Global Opportunities	111,552,621	12,562,837	10,326,951	2,235,886
Global Environmental Markets	2,084,939,642	236,159,770	193,322,698	42,837,072
Global Women’s Leadership	738,584,770	130,014,814	88,012,087	42,002,727
International Sustainable Economy	741,499,084	68,483,625	68,935,598	(451,973)
Core Bond	839,825,940	497,132	64,732,536	(64,235,404)
High Yield	688,489,850	968,804	104,921,883	(103,953,079)
Sustainable Allocation	2,097,273,599	181,525,190	102,710,860	78,814,330

At June 30, 2022 the Small Cap Fund, Global Sustainable Infrastructure Fund, Global Opportunities Fund, Global Environmental Markets Fund, Global Women’s Leadership Fund and International Sustainable Economy Fund had unrealized foreign currency gains (losses) of $10; $(15,662); $(3,104); $(89,506); $(40,740); and $(200,214), respectively.

Netting Agreements During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows a Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, a Fund manages its cash collateral and securities collateral on a counterparty basis. As of June 30, 2022, there is no collateral held at the

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counterparty that would be offset by a master netting agreement that the Funds have with the counterparty. The Funds did not hold any derivative instruments as of June 30, 2022.

Affiliated Investments The term “affiliated company” includes other investment companies that are managed by a Fund’s Adviser. At June 30, 2022, the Sustainable Allocation Fund held the following investments in affiliated Funds:

Fund	Shares Held at 12/31/21	Gross Additions	Gross Reductions	Shares Held at 06/30/22
Sustainable Allocation
Large Cap	76,137,343	269,222	1,434,720	74,971,844
Small Cap	4,377,966	4,538	306,373	4,076,131
Global Sustainable Infrastructure	7,758,860	117,523	—	7,876,383
Global Opportunities	4,015,222	14,619	—	4,029,841
Global Environmental Markets	2,851,724	9,134	233,754	2,627,104
Global Women’s Leadership	1,992,667	20,216	—	2,012,883
International Sustainable Economy	15,930,405	258,583	2,037,387	14,151,601
Core Bond	71,152,536	7,201,072	—	78,353,608
High Yield	13,284,046	2,494,274	—	15,778,320

Fund	Value at 12/31/21	Dividend Income	Realized Gains/ Losses[1]	Net change in Unrealized Appreciation/ Depreciation	Value at 06/30/22
Sustainable Allocation
Large Cap	$1,132,162,284	$3,166,047	$(1,004,304)	$(222,159,083)	$892,164,944
Small Cap	83,137,569	62,760	—	(20,238,848)	57,188,120
Global Sustainable Infrastructure	78,752,429	1,010,700	—	(11,317,359)	68,445,770
Global Opportunities	68,861,063	189,165	—	(16,299,610)	52,750,618
Global Environmental Markets	72,433,778	163,139	—	(19,563,018)	47,209,054
Global Women’s Leadership	70,400,912	548,462	—	(15,957,419)	54,991,955
International Sustainable Economy	171,411,156	2,141,067	—	(37,209,770)	117,882,839
Core Bond	726,467,396	7,336,065	—	(83,136,232)	710,667,229
High Yield	91,394,238	2,022,108	—	(16,322,140)	90,094,206
Total	$2,495,020,825	$16,639,513	$(1,004,304)	$(442,203,479)	$2,091,394,735

[1]	Includes realized capital gain distributions, from an affiliated fund, if any.

The Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trusts or other accounts managed by the Adviser pursuant to “Cross-Trading” Procedures adopted by the Trusts’ Boards of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Fund from or to another Fund or account that is or could be considered an affiliate of the Fund under certain limited circumstances by virtue of having a

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Notes to Financial Statements (Unaudited), continued

common investment adviser complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2022, none of the Funds engaged in cross-trade activities.

Restricted and Illiquid Securities The Funds may purchase certain restricted securities and limited amounts of illiquid securities. The Funds may invest in securities exempt from registration under Rule 144A of the Securities Act of 1933 (“the Act”) which are restricted from sale to the public and may only be sold to a qualified institutional buyer. The Funds do not have the right to demand that such securities be registered. The value of such securities is determined by valuations supplied by a pricing service or, if not available, in good faith by or at the direction of the Boards of Trustees. At June 30, 2022, the Core Bond Fund held $107,511,280 or 14.04% of net assets and the High Yield Bond Fund held $458,210,359 or 77.40% of net assets in securities exempt from registration under Rule 144A of the Act.

At June 30, 2022 the Core Bond Fund held $4,118,912 of illiquid securities representing 0.54% of net assets and High Yield Bond Fund held $1,259,093 of illiquid securities, representing 0.21% of net assets. The Fund will classify as “illiquid” all securities that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Illiquid investments may include restricted securities, repurchase agreements that mature in more than seven days or that have a notice or demand feature more than seven days, certain over-the-counter option contracts and participation interests in

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loans. Because illiquid securities trade less frequently and in smaller volume than liquid securities, the Fund may experience difficulty in closing out positions at prevailing market prices.

Security	Acquisition Date Range	Cost	Market Value
Core Bond
Capital Impact Partners, 2.300%, 10/15/24	10/21/19 - 10/21/19	$500,000	$478,504
CEI Investment Note, 2.000%, 10/31/23	11/03/20 - 10/01/21	298,550	298,550
Community Credit Union of Lynn, 2.200%, 11/29/22	11/14/17 - 11/14/17	250,000	250,222
Envest Microfinance Fund, LLC, 4.000%, 04/20/26	04/20/22 - 04/20/22	250,000	248,255
Local Initiatives Support Corp., 1.000%, 11/15/25	11/23/20 - 11/23/20	1,000,000	912,001
Tesla Energy Operations, Inc., 4.700%, 05/29/25	05/26/15 - 05/26/15	1,992,654	1,931,380

High Yield Bond
CEI Investment Note, 2.000%, 09/30/23	09/01/20 - 10/01/21	510,838	510,838
Envest Microfinance Fund, LLC, 4.000%, 04/20/26	04/20/22 - 04/20/22	250,000	248,255
Interactive Health, Inc.	03/19/04 - 10/01/13	178,981	0
Interactive Health, Inc., 0.000%	03/19/04 - 10/01/13	357,962	0
Shared Interest, Inc., 0.550%, 09/30/24	09/30/21 - 09/30/21	500,000	500,000

NOTE D—Tax Information

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations, which may differ from GAAP. In addition to permanent differences previously noted, temporary differences may arise from recognition of certain items of income, expense, gain or loss in different periods for financial reporting and tax purposes. Such differences will reverse at some time in the future. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. For tax purposes, short-term capital gains are considered ordinary income.

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Notes to Financial Statements (Unaudited), continued

The tax character of distributions paid during 2022 and 2021 was as follows:

	Distributions paid in 2022		Distributions paid in 2021
Fund	Ordinary income	Long-term capital gains	Ordinary income	Long-term capital gains
Large Cap	$4,557,360	$—	$52,345,561	$35,983,069
Small Cap	535,291	—	25,885,304	39,630,781
US Sustainable Economy	1,439,703	—	18,509,486	39,363,830
Global Sustainable Infrastructure	1,439,113	—	8,250,932	28,866,021
Global Opportunities	400,825	—	1,646,662	904,535
Global Environmental Markets	7,143,333	—	31,220,367	23,315,900
Global Women’s Leadership	7,633,460	—	13,606,860	—
International Sustainable Economy	13,367,256	—	24,509,409	13,532,820
Core Bond	7,908,876	—	13,865,738	1,290,026
High Yield Bond	15,169,683	—	24,974,569	—
Sustainable Allocation	21,646,529	—	50,575,753	72,229,035

The International Sustainable Economy Fund elected to defer $3,074,556 of capital losses recognized between November 1, 2021 and December 31, 2021 for the Fund’s fiscal year ending December 2021. These losses are treated for federal income tax purposes as if they had occurred on January 1, 2022.

As of June 30, 2022, for federal income tax purposes, the following Funds had capital loss carryforwards available to offset future gains, if any, to the extent provided by the Treasury regulations:

	No Expiration
Fund	Short-term	Long-term
Core Bond	$3,773,206	$—
High Yield	21,834,700	37,734,043

For financial reporting purposes, the capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on foreign currency transactions and tax treatment related to REITs, PFICs, paydowns, bond amortization and tax equalization adjustments. Distributions received from REITs may be classified as dividends, capital gains and/or return of capital.

Uncertain Tax Positions Management has analyzed the Funds’ tax positions taken for all open tax years which remain subject to examination by the Funds’ major tax jurisdictions (years 2018 through 2021). The Funds recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statement

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of Operations. Management has concluded that, as of and during the year ended December 31, 2021, no provision for federal income tax is necessary and, therefore, the Funds did not have a liability for any unrecognized tax expenses.

Note E – Other Matter

The impact of the COVID-19 pandemic has led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies, markets generally, and a Fund’s ability to achieve its investment objective.

Note F – Subsequent Events

The Company evaluated all subsequent events for potential recognition or disclosure in these financial statements through August 25, 2022, the date the financial statements were available to be issued. No subsequent events were identified.

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Proxy Voting (Unaudited)

You may obtain a description of the Funds’ policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, without charge, upon request by contacting the Funds at 800.767.1729 or on the SEC’s website at www.sec.gov.

The information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by telephoning Pax (toll-free) at 800.767.1729 or visiting Pax’s website at www.impaxam.com and will be available without charge by visiting the SEC’s website at www.sec.gov.

Portfolio Holdings (Unaudited)

Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year (or as an exhibit to its reports Form N-PORT). Each Fund’s Forms N-PORT are available on the SEC’s web site at www.sec.gov.

Liquidity Risk Management Program (Unaudited)

The Funds have adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Program”). The Funds’ Boards have designated a committee consisting of several advisory personnel as the administrator of the Program. The Program’s principal objectives are to support the Funds’ compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations in a timely manner. In this regard, the Program includes a number of elements that support the management or assessment of liquidity risk, including an assessment of factors that influence a Fund’s liquidity and the periodic classification and, as determined necessary, re-classification of a Fund’s investments into buckets that reflect their relative liquidity under current market conditions. The Funds’ Boards reviewed a written report from the administrator on March 9, 2022 addressing the Program’s operation, adequacy, and effectiveness (the “Report”). From January 1, 2021 through December 31, 2021, the period covered by the Report, the Program supported each Fund’s ability to honor redemption requests timely and the Adviser’s management of each Fund’s liquidity risk profile, including during any periods of market volatility and net redemptions. There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Board Approval of Advisory and Sub-Advisory Agreements (Unaudited)

Review Process. The 1940 Act requires that the Trustees of the Trusts request and evaluate, and that the Adviser furnish, such information as may reasonably be necessary for the Trustees of the Trusts to evaluate the terms of the relevant Trust’s Management Contracts. Similarly, the 1940 Act requires that the Trustees request and evaluate, and that Impax Asset Management Ltd. (the “Subadviser”) furnish, such information as may reasonably be necessary for the Trustees to evaluate the terms of its subadvisory contract (the “Subadvisory Contract”) between the Adviser and the Subadviser. The Trustees who are not “interested persons” (as defined in Section 2(a)(19) of the 1940 Act) of the Trusts (the “Independent Trustees”) met in March, April, May and June of 2022 for the purpose of considering the Management Contracts and the Subadvisory Contract (the “contract review meetings”). In addition, the Trustees of each Trust consider matters bearing on the relevant Trust and its investment management and other arrangements at their regular meetings throughout the year, including reviews of investment results and performance data at each regular meeting and periodic presentations from the Adviser and the Subadviser.

During the course of the contract review meetings, the Trustees met and discussed the Management Contracts and the Subadvisory Contract with representatives of the Adviser. The Independent Trustees were assisted in their evaluation of the Management Contracts and the Subadvisory Contract by independent legal counsel, from whom they received assistance and advice, including a written memorandum regarding the legal standards applicable to the consideration of advisory arrangements, and with whom they met separately from management. The Independent Trustees requested additional information, to which management responded.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated the information presented differently from one another, or given different weights to various factors in reaching their unanimous conclusion. The Trustees’ conclusions were based, in part, on their consideration of these arrangements during the course of the year and in prior years. The Trustees evaluated the information available to them on a Fund-by-Fund basis, and their determinations were made separately in respect of each Fund; however, they also took into account the common interests of all the Funds in their review.

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Nature, Extent, and Quality of Services. In considering the Management Contracts and the Subadvisory Contract, the Trustees, including the Independent Trustees, evaluated the nature, extent, and quality of the advisory services provided to each Trust by the Adviser and, with respect to the Global Opportunities and the Global Environmental Markets Funds, the Subadviser. They considered the terms of the relevant Management Contract and the Subadvisory Contract, as applicable, and received and considered information provided by management that described, among other matters:

●	the nature and scope of the advisory services provided to the Funds and information regarding the experience, qualifications, and adequacy of the personnel providing those services;

●	the investment program used by the Adviser and the Subadviser to manage the Funds;

●	possible conflicts of interest and fall-out benefits;

●	brokerage practices;

●	the compliance functions of the Adviser and the Subadviser; and

●	financial results, assets under management, and other information relating to the financial resources of the Adviser.

In addition to considering the Funds’ investment performance (see below), the Trustees of each Trust considered, among other matters, the general oversight of the Funds by the Adviser. They took into account information concerning the investment philosophies and processes used by the Adviser and the Subadviser in managing the Funds as well as their in-house investment and sustainable research capabilities. They also considered various investment resources available to the Adviser and the Subadviser, including research services acquired with “soft dollars” available to the Adviser and the Subadviser as a result of securities transactions effected for the Large Cap and Small Cap Funds.

The Trustees considered, among other matters, that the Adviser provides the Trusts with office space and personnel, and provides oversight and coordination of the services provided by the Funds’ third-party service providers. These services include accounting, bookkeeping, tax, legal, audit, custody and transfer agency services, and preparation of prospectuses, shareholder reports and other regulatory filings. They also took into account the Adviser’s compliance and operational functions, as well as the resources being devoted by the Adviser to such functions and the Adviser’s operational response to the global pandemic.

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The Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the Subadvisory Contract, that the scope of the services provided to each Fund under the relevant Management Contract, and to each of the Global Opportunities and Global Environmental Markets Funds by the Subadviser, was consistent with such Fund’s operational requirements; that the Adviser has the capabilities, resources, and personnel necessary to provide the advisory services currently required by each Fund; and that, overall, the nature, extent, and quality of the services provided by the Adviser and the Subadviser were sufficient to warrant approval of the Management Contracts and the Subadvisory Contract.

Fund Performance. In connection with the contract review meetings, the Trustees, including the Independent Trustees, reviewed information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) regarding the total return investment performance of the Funds, other than the US Sustainable Economy Fund and the Global Sustainable Infrastructure Fund, comparing each Fund’s investment results with those of other mutual funds within their Broadridge peer group over the one-, three-, five- and ten-year periods (to the extent the Fund had been in existence) ended December 31, 2021. The Trustees, including the Independent Trustees, considered the methodology employed by Broadridge to identify peer groups, including the extent to which such peer groups included other mutual funds that employ sustainable or socially responsible investing practices and the extent to which the peer group pursued investment strategies similar to those of the relevant Fund. The Independent Trustees considered that the Sustainable Allocation Fund had outperformed its peer group for the three- and five-year periods, but underperformed its peer group for the one- and ten-year periods. The Independent Trustees considered that the Small Cap Fund had outperformed its peer group for the one- and three-year periods, but underperformed its peer group for the five- and ten-year periods. The Independent Trustees considered that the International Sustainable Economy Fund had outperformed its peer group for the five- and ten-year periods, but underperformed its peer group for the one- and three-year periods. The Independent Trustees also noted that because the Fund’s name and strategy changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may not be representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees considered that the Core Bond Fund had outperformed its peer group for the one-year period, but underperformed its peer group for the three- and five-year periods. The Independent Trustees considered that the Large Cap Fund had outperformed its peer group for the one-, three- and five-year periods. The Independent Trustees considered that the Global Environmental Markets Fund had outperformed its peer group for the one-, three- and ten-year periods, but

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underperformed its peer group for the five-year period. The Independent Trustees considered that the Global Women’s Leadership Fund had underperformed its peer group for the one- and three-year periods, but outperformed its peer group for the five-year period. The Independent Trustees also noted that because the Fund’s name and strategy changed on June 4, 2014, the Fund’s performance for periods prior to June 4, 2014 may not be representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees considered that the High Yield Bond Fund had outperformed its peer group for the three- and five-year periods, but had underperformed its peer group for the one- and ten-year periods. The Independent Trustees considered that the Global Opportunities Fund had outperformed its peer group for the one-year period, but had underperformed its peer group for the three-year period.

The Trustees, including the Independent Trustees, also reviewed information regarding the total return investment performance of the US Sustainable Economy Fund and the Global Sustainable Infrastructure Fund, comparing each such Fund’s investment results with the average performance of the mutual funds in the same Lipper category over the one-, three-, five- and ten-year periods (to the extent the Fund had been in existence) ended December 31, 2021, noting that because each such Fund’s name and strategy had changed on March 31, 2021, the Fund’s performance for periods prior to March 31, 2021 may be not representative of the performance that it would have achieved had it been following its current investment strategy. The Independent Trustees considered that the US Sustainable Economy Fund had outperformed its Lipper category average for the one- and five-year periods, but had slightly underperformed its peer group for the three- and ten-year periods. The Independent Trustees also considered that the Global Sustainable Infrastructure Fund had outperformed its Lipper category average for the three- and five-year periods, but had underperformed its peer group for the one-year period.

The Independent Trustees also considered the steps taken by the Adviser to improve the performance of the Funds that had underperformed their peers and/or benchmarks over longer periods, including the changes to the name and principal investment strategies of the US Sustainable Economy, the Global Sustainable Infrastructure and the International Sustainable Economy Funds.

In addition to the information reviewed by the Trustees at the contract review meetings, the Trustees receive, during the year, detailed comparative performance information for each Fund including performance relative to one or more selected securities indices or other benchmarks.

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Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the Subadvisory Contract, that the relevant performance record and process in managing each Fund were sufficient to support approval of the Management Contracts and the Subadvisory Contract.

Fees and Other Expenses. The Trustees, including the Independent Trustees, considered the advisory fees paid by each Fund to the Adviser, and the subadvisory fees paid to the Subadviser by the Adviser with respect to the Global Opportunities and Global Environmental Markets Funds, as well as each Fund’s distribution and service (Rule 12b-1) fees, “other expenses” and total expenses. In doing so, the Trustees reviewed both information provided by management and information prepared by Broadridge regarding the expenses of each Fund relative to those of each Fund’s Broadridge peer group. The Independent Trustees considered that the total expenses of each of the Funds (after giving effect to the expense reimbursements and fee reduction described below, if applicable), other than the Large Cap and Global Opportunities Funds, were at or below the median total expenses of its respective peer group. The Independent Trustees also considered that the advisory fees of all Funds, other than the Large Cap Fund (after giving effect to the expense reimbursements described below, where applicable) were below the median combined management and administrative fees of their peer groups.

In connection with their review, the Trustees considered the Adviser’s agreement to reimburse the Global Opportunities Fund to the extent such Fund’s total operating expenses (other than interest, commissions, taxes, extraordinary expenses and acquired fund fees and expenses, if any) exceed a percentage of average daily net assets per annum of each share class as follows: 0.98% for Institutional Class shares and 1.23% for Investor Class shares before May 2, 2023. The Independent Trustees considered the Adviser’s agreement to waive a portion of its management fee for each of the US Sustainable Economy Fund and the Global Sustainable Infrastructure Fund. The Independent Trustees also noted that, under the Management Contracts with respect to the US Sustainable Economy, the Global Sustainable Infrastructure, the Ellevate Global Women’s Leadership, the International Sustainable Economy and the Sustainable Allocation Funds, the Adviser was obligated to pay all of the operating costs and expenses of the Fund (other than taxes, charges of governmental agencies, interest, brokerage commissions incurred in connection with portfolio transactions, distribution and/or service fees payable under a plan pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses and extraordinary expenses), including accounting expenses, administrator, transfer agent, and custodian fees, legal fees

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and other expenses. The Trustees considered the expenses indirectly borne by the Sustainable Allocation Fund through its investment in other Funds, and the extent to which the services provided by the Adviser to the Sustainable Allocation Fund were distinct from, and not duplicative of, the services it provides to such other Funds. The Trustees of each Trust noted that the Adviser, at the time of the contract review meetings, did not have a significant institutional advisory business outside of the Funds.

Based on this and other information, the Trustees concluded, within the context of their overall conclusions regarding the Management Contracts and the Subadvisory Contract, that the fees and expenses to be charged represented reasonable compensation to the Adviser and the Subadviser in light of the services provided. In coming to this conclusion, the Trustees took into account, among other factors, the reimbursement agreement described above.

Costs of Services Provided and Profitability. The Trustees, including the Independent Trustees, reviewed information regarding the cost of services provided by the Adviser and the estimated profitability to the Adviser and the Subadviser of their relationships with the Funds, including a profitability report prepared by management detailing the costs of services provided to each Fund by the Adviser and the Subadviser, and the estimated profitability to each of the Adviser and the Subadviser, for the years ended December 31, 2021 and September 30, 2021, respectively, of its advisory and subadvisory relationship with each applicable Fund. The Trustees recognized that the Adviser and the Subadviser should, in the abstract, be entitled to earn a reasonable level of profit for the services provided to each Fund, and that it is difficult to make comparisons of profitability from mutual fund advisory contracts because comparative information is not generally available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions about cost allocations and each adviser’s capital structure and cost of capital. The Trustees of each Trust concluded that, taking all of the foregoing into account, they were satisfied that the level of profitability of each of the Adviser and the Subadviser from its relationship with the relevant Funds was not excessive.

Possible Fall-Out Benefits. The Trustees, including the Independent Trustees, considered information regarding the direct and indirect benefits to the Adviser and the Subadviser from their relationships with the respective Funds, including reputational and other “fall out” benefits.

During the course of the year, the Trustees received presentations from the Adviser about its trading practices and brokerage arrangements, including its policies with respect to research purchased with credits generated in connection with trades

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executed for the Large Cap and Small Cap Funds (soft dollar arrangements), and the Trustees accepted the representation of the Adviser that it fulfills its fiduciary obligation of seeking best execution when engaging in portfolio transactions for the Funds. The Trustees considered the receipt of these benefits in light of the Adviser’s profitability, and concluded that such benefits were not excessive.

Possible Economies of Scale. The Trustees, including the Independent Trustees, considered the extent to which the Adviser and the Subadviser, as applicable, may realize economies of scale or other efficiencies in managing and supporting the Funds. They noted that as assets increase, certain fixed costs may be spread across a larger asset base, and it was noted that any economies of scale or other efficiencies might be realized (if at all) across a variety of products and services, including the Funds, and not only in respect of a single Fund. The Independent Trustees also noted that the Adviser agreed to waive a portion of its management fee for each of the US Sustainable Economy Fund and the Global Sustainable Infrastructure Fund. Based on these observations, the Independent Trustees concluded that the Funds’ overall fee arrangements represent an appropriate sharing at the present time between Fund shareholders and the Adviser and the Subadviser (where applicable) of any economies of scale or other efficiencies in the management of each Fund at current asset levels.

Conclusions. Based on their evaluation of factors that they deemed to be material, including those factors described above, the Board of Trustees of each Trust, including the Independent Trustees, unanimously concluded that the continuation of the Management Contracts with respect to each Fund and the continuation of the Subadvisory Contract for the applicable Funds, was in the best interests of the Funds and that the Management Contracts and the Subadvisory Contract should be approved.

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Account Options and Services

At Pax World, we are pleased to offer a variety of account options and shareholder services to help meet your investment needs.

Types of Accounts	Services

Regular Accounts: Individual, business and trust accounts are available for all Pax World Funds.

Traditional IRA Contributions to an IRA may be tax-deductible. Taxes are paid only when funds are withdrawn, when investors may be in a lower tax bracket.

Roth IRA Contributions to a Roth IRA are not deductible, but after five years some types of withdrawals are tax-free.

SIMPLE IRA This is an easy-to maintain retirement plan designed for small businesses.

SEP IRA This is an employer funded retirement plan popular with small businesses and self-employed persons.

Education Savings Account & Uniform Gift to Minors Account (UGMA) These plans provide excellent ways to save for a child’s education.

Automatic Investment Plan You may arrange to have a fixed amount automatically deducted from your checking or savings account and invested in your Pax World account on a monthly or quarterly basis. Automatic investment plans do not assure a profit and do not protect against loss in declining markets.

Online Account Access Through the secure Pax Portal, you can view account balances and recent transaction history, perform transactions, manage account maintenance, and download statements and tax forms.

www.impaxam.com Learn all about Pax World Funds through our web site. You can check Fund performance, read about our portfolio managers, view Connection—our quarterly newsletter, and see how we voted on various proxies for the companies in our portfolios.

Please note that the information contained herein does not constitute tax advice. Always consult your tax advisor before making any tax-related investment decisions.

This semi-annual report is intended for shareholders of the Pax World Funds only, and is not authorized for distribution to other persons unless accompanied or preceded by a prospectus. Please consider the Funds’ investment objectives, risks and charges and expenses carefully before investing. The Funds’ prospectus contains this and other information about the Funds and may be obtained by calling 800.767.1729, emailing paxfunds@impaxam.com or visiting www.impaxam.com.

Distributor: Foreside Financial Services, LLC Member of FINRA 8/22.

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Printed on recycled paper using soy-based inks.

30 Penhallow Street, Suite 400

Portsmouth NH 03801

800.767.1729

www.impaxam.com

Item 2.	Code of Ethics.

This disclosure is not required for the semi-annual report filing.

Item 3.	Audit Committee Financial Expert.

This disclosure is not required for the semi-annual report filing.

Item 4.	Principal Accountant Fees and Services.

This disclosure is not required for the semi-annual report filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

A complete series of schedules of investments is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11.	Controls and Procedures.

(a) It is the conclusion of the Registrant’s principal executive officer and principal financial officer (or persons performing similar functions), based on an evaluation of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (the “Disclosure Controls”) as of a date within 90 days of the filing date of this report on Form N-CSRS, that the design and operation of the Disclosure Controls are effective to reasonably ensure that information required to be disclosed by the Registrant in this report on Form N-CSRS has been recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report on Form N-CSRS that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Companies

Not applicable.

Item 13.	Exhibits.

(a)	(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSRS is filed with the registrant’s annual Form N-CSRS.

	(2)	Certifications of the principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached.

	(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)	Certification of the principal executive officer and principal financial officer of the Registrant required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pax World Funds Series Trust I

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President

Date	8/25/22

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Joseph F. Keefe
Joseph F. Keefe, President (Principal Executive Officer)

Date	8/25/22

By (Signature and Title)		/s/ Alicia K. DuBois
Alicia K. DuBois, Treasurer (Principal Financial Officer)

Date	8/25/22